          As filed with the Securities and Exchange Commission on March 21, 2005
                                                         1933 Act No.___________
                                                         1940 Act No.  811-21732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No.

                        (Check appropriate box or boxes)

                                    MGI FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 1166 Avenue of the Americas, New York, NY 10036
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 345-6531
              (Registrant's Telephone Number, including Area Code)

           David M. Goldenberg, Esq., Mercer Global Investments, Inc.
                 1166 Avenue of the Americas, New York, NY 10036
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                              Bruce G. Leto, Esq.
                             Mark A. Sheehan, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b) of Rule 485

/_/  on (date) pursuant to paragraph (b) of Rule 485

/_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/_/  on (date) pursuant to paragraph (a)(1) of Rule 485

/_/  75 days after filing pursuant to paragraph (a)(2) of Rule 485

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                  Preliminary Prospectus, dated March __, 2005
                              Subject to Completion

MGI FUNDS

     MGI US Large Cap Growth Equity Fund
     MGI US Large Cap Value Equity Fund
     MGI US Small/Mid Cap Growth Equity Fund
     MGI US Small/Mid Cap Value Equity Fund
     MGI Non-US Core Equity Fund
     MGI Core Opportunistic Fixed Income Fund
     MGI US Short Maturity Fixed Income Fund

Prospectus

May __, 2005

This prospectus offers Class Y-1, Class Y-2 and Class Y-3 shares (together,  the
"Class Y Shares") in the seven series (each a "Fund," and together, the "Funds")
of the MGI Funds (the "Trust").  Each class has different ongoing expenses. This prospectus  explains what you should know about each Fund and the Class Y Shares of the Funds before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

              Not FDIC Insured. May lose value. No bank guarantee.

                                    Contents

                                                                            Page

Summary of the Funds...........................................................1

   The Manager of Managers Structure...........................................1

   Investment Objectives and Principal Investment Strategies

What are the Funds' Principal Investment Strategies and

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective,  principal investment strategies and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are  included  later in this  prospectus  under  "What are the  Funds'
Principal Investment Strategies and Related Risks?"

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies  and risks.  The Advisor  believes that it is possible to enhance  shareholder value by using one or more sub-advisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  sub-advisors to manage each Fund, based upon the Advisor's  evaluation of the  sub-advisor's  expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
sub-advisor(s) to make decisions about the Fund's portfolio  holdings,  and each sub-advisor  employs its own  proprietary  processes and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  sub-advisors  currently  employed  by the  Funds and the sub-advisors' individual securities selection processes can be found under "What are the Funds' Principal Investment Strategies and Related Risks?"

Investment Objectives and Principal Investment Strategies of the Funds

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

Domestic Equity Funds.  (MGI US Large Cap Growth Equity,  MGI US Large Cap Value
Equity, MGI US Small/Mid Cap Growth Equity and MGI US Small/Mid Cap Value Equity
Funds)

The  investment  objective of each Domestic  Equity Large Cap Fund is to provide long-term total return,  which includes  capital  appreciation  and income.  The investment  objective of each Domestic  Equity  Small/Mid Cap Fund is to provide long-term  total  return,  comprised  primarily  of  capital  appreciation.  The
Domestic Equity Funds seek to achieve their  investment  objectives by investing primarily in equity  securities issued by U.S.  companies.  Each Domestic Equity
Fund  focuses  its  investments  within a  specific  asset  class  (e.g.,  large
capitalization   growth  stocks,  large  capitalization  value  stocks,   etc.),
consistent with the Fund's investment objective and style.

                                      -1-

Foreign Equity Fund.  (MGI Non-US Core Equity Fund)

The investment  objective of the MGI Non-US Core Equity Fund is to provide total return,  which includes  capital  appreciation  and income.  The MGI Non-US Core
Equity Fund seeks to achieve its investment  objective by investing primarily in equity securities issued by companies outside the United States.  The MGI Non-US
Core Equity Fund generally invests in the equity securities of companies located in developed markets outside the United States.

Fixed  Income  Funds.  MGI  Core  Opportunistic  Fixed  Income  and MGI US Short
Maturity Fixed Income Funds)

The investment  objective of the MGI Core Opportunistic  Fixed Income Fund is to
provide total return,  consisting  of both current  income and moderate  capital appreciation. The investment objective of the MGI US Short Maturity Fixed Income
Fund is to provide safety of principal and a moderate level of income. The Fixed
Income Funds seek to achieve their investment  objectives by investing primarily in  the  fixed  income  securities  of  U.S.  issuers,  although  the  MGI  Core
Opportunistic  Fixed  Income Fund may invest up to 20% of its assets in non-U.S.
securities.  Each Fixed  Income Fund focuses its  investments  within a specific asset class,  consistent with the Fund's investment objective and style. The MGI
Core    Opportunistic    Fixed   Income   Fund   generally   invests   in   U.S.
dollar-denominated  investment  grade bonds,  although the Fund may invest up to
20% of its assets in below-investment  grade U.S. or non-U.S.  bonds. The MGI US
Short Maturity Fixed Income Fund generally invests in fixed income securities of varying maturities with a portfolio duration of one to three years.

Principal Risks of the Funds

The principal risks that could adversely  affect the value of each Fund's shares and the total return on your investment include:

o    The  risk  that  the  price  of one or  more  of the  securities  or  other instruments in the Fund's  portfolio will fall, or will fail to rise.  Many factors can  adversely  affect a  security's  performance,  including  both general  financial  market  conditions  and  factors  related to a specific company, industry, country or geographic region.

o    The risk that  movements in financial  markets  will  adversely  affect the price of the Fund's  investments,  regardless  of how well the companies in which the Fund  invests  perform.  The  market as a whole may not favor the types of investments the Fund makes.

You may lose money by investing in a Fund.  The likelihood of loss is greater if you  invest  for a shorter  period  of time.  An  investment  in a Fund is not a deposit  in a bank and is not  insured  or  guaranteed  by the  Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a  complete  investment  program.  Please  see  "Risks of the Funds'
Principal  Investment  Strategies" for more information about the specific risks that are applicable to each Fund.

                                      -2-

Performance

There is no performance  information  presented for the Funds,  as the Funds had not commenced investment operations as of the date of this prospectus.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to the Advisor and the sub-advisors.

Fees and Expenses of the Funds

These tables  summarize  the fees and expenses that you may pay if you invest in the Class Y Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)/1/

                                        Class Y-1    Class Y-2       Class Y-3

Redemption Fee (as a percentage
of total redemption
proceeds, if applicable)/2/............   2.00%         2.00%          2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/3/

                                         Distribution                Total
                                         and/or                      Annual
                                         Service                     Fund        Management Fee
                            Management   (12b-1)      Other          Operating   Waiver/Expense
                            Fees         Fees         Expenses/4/    Expenses    Reimbursements   Net Expenses/5/

MGI US Large Cap Growth
   Equity Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%
MGI US Large Cap Value
   Equity Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%
MGI US Small/Mid Cap
   Growth Equity Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%
MGI US Small/Mid Cap
   Value Equity Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%
MGI Non-US Core Equity
   Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%
MGI Core Opportunistic
   Fixed Income Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%

                                      -3-

                                         Distribution                Total
                                         and/or                      Annual
                                         Service                     Fund        Management Fee
                            Management   (12b-1)      Other          Operating   Waiver/Expense
                            Fees         Fees         Expenses/4/    Expenses    Reimbursements   Net Expenses/5/

MGI US Short Maturity
   Fixed Income Fund
   Class Y-1                  _____%       0.___%        _____%        _____%        _____%           _____%
   Class Y-2                  _____%        None         _____%        _____%        _____%           _____%
   Class Y-3                  _____%        None         _____%        _____%        _____%           _____%

/1/  Securities   dealers,   financial   intermediaries   or   other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

/2/  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed within 60 days of purchase.

/3/  The fees and expenses are based on estimated amounts for the current fiscal year.

/4/  In the case of  Class  Y-1 and  Class  Y-2  shares,  includes  an  internal administrative  fee of 0.___% and 0.___% paid by the Funds to the  Advisor, respectively.  The "Other  Expenses" item also includes  custodial,  legal, transfer agent and sub transfer agent payments.

/5/  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  fee waiver  and  expense  reimbursement  agreement  (the  "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each
     Fund's  expenses  otherwise  would exceed the "Net Expenses" rates shown in the table  above  for the Class  Y-1,  Class Y-2 and Class Y-3  shares,  as applicable,  of the Fund. Pursuant to the expense reimbursement  agreement, the Advisor is entitled to be  reimbursed  for any fees the Advisor  waives and Fund expenses that the Advisor  reimburses  for a period of three years following such fee waivers and expense  reimbursements,  to the extent that such  reimbursement  of the  Advisor  by a Fund  will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense  reimbursement  agreement  will remain in effect through April ___,
     2006,  and will  continue  in effect  from year to year  thereafter  unless terminated by the Trust or the Advisor.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class Y Shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples  assume that you invest $10,000 in the Class Y-1, Class Y-2 or  Class  Y-3  shares  of the  Funds  for the time  periods  shown,  that  your investment  has a 5% return  each year,  that all  dividends  and  capital  gain distributions  are reinvested and that the Funds' operating  expenses remain the same as shown above. Because the Funds have not had operations prior to the date of this  prospectus,  the examples are based on the anticipated  expenses of the
Class Y-1,  Class Y-2 and Class Y-3 shares of each Fund for the  current  fiscal year, and do not extend over five- and ten-year periods.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                                         1 year       3 years

MGI US Large Cap Growth Equity Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $

                                      -4-

                                                         1 year       3 years

MGI US Large Cap Value Equity Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $
MGI US Small/Mid Cap Growth Equity Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $
MGI US Small/Mid Cap Value Equity Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $
MGI Non-US Core Equity Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $
MGI Core Opportunistic Fixed Income Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $
MGI US Short Maturity Fixed Income Fund
   Class Y-1......................................     $            $
   Class Y-2......................................     $            $
   Class Y-3......................................     $            $

If you are  investing  in Class Y-1 or Class  Y-2  shares  through  a  financial advisor or a retirement plan account,  you may be subject to additional fees and expenses,  such  as  plan  administration  fees.  Please  refer  to the  program materials of that financial  advisor or retirement  plan account for any special provisions,  additional service features, or fees and expenses that may apply to your investment in a Fund.

What are the Funds' Principal Investment Strategies and Related Risks?

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation.  The Fund purchases equity securities that appear to have superior  potential for  appreciation.  Generally,  these  companies have higher earnings and/or revenue growth histories or expectations relative to the Russell
1000 Index.  The Russell 1000 Index includes the 1,000 largest  companies in the
Russell  3000  Index,  as of the  end of the  end  of May of  each  year,  or as determined by Russell.

                                      -5-

The Fund  generally  invests in a portfolio  of companies  that,  at the time of
purchase,   are  within  the  market  capitalization  range  of  the  securities represented  in  the  Russell  1000  Index.  As of  May  28,  2004,  the  market capitalization  range of  companies  included  in the  Russell  1000  Index  was approximately $1.6 billion to $318 billion. Under normal circumstances, the Fund will  invest at least 80% of its net  assets  (plus  borrowings  for  investment purposes,  if  any)  in the  equity  securities  of  large  capitalization  U.S.
companies.  If the Fund changes  this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.

The Fund invests in companies within the  capitalization  range described above.
However, the sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Enhanced Investment Technologies, Inc. ("Intech"), located at One Palmer Square,
Suite 303,  Princeton,  New Jersey 08542,  serves as a sub-advisor  to the Fund.
Intech has managed  institutional  portfolios since 1987, and is a subsidiary of
Janus  Capital  Management.  Dr. Robert  Feinholz,  a Director,  Executive  Vice
President  and Chief  Investment  Officer  of  Intech,  is  responsible  for the day-today management of Intech's allocated portion of the Fund's portfolio.  Dr.
Feinholz  joined Intech in 1991 and has served in his current role since joining the firm. The Trust's Statement of Additional  Information (the "SAI") furnishes
additional  information  about  the  portfolio  manager's  compensation,   other
accounts managed by the portfolio manager and the portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

Intech  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
quantitative  approach.  The investment  decision making process begins with the
establishment  of  an  appropriate   stock  universe.   Using  its  mathematical
principles,  Intech will reconstruct an optimal proportion for each stock in the index. The proportional  weighting of those stocks is designed to combine higher volatility  stocks in such a manner that the covariance of the stocks produces a low  volatility  portfolio.  The portfolio is rebalanced  and  reoptimized  on a regular basis to maintain the optimal  weighting in the portfolio as established by Intech's  mathematical  process.  In addition,  the portfolio is  continually
evaluated  to  ensure  the  diversification   and  return   characteristics  are
consistent  with both  investment  objectives  and the  underlying  mathematical theorem.

Portfolio construction is implemented through an optimization routine within the following risk  constraints:  minimization of tracking error,  the lesser of a 2
1/2% differential from the index

                                      -6-

weighting or a 10x maximum overweight in an individual security. The beta of the portfolio is  constrained  to be equal to or less than the beta of the benchmark index. The strategy  contains  approximately 80 to 150 stocks and has an average portfolio turnover of approximately 90% per year.

Sands Capital Management  ("Sands  Capital"),  located at 1100 Wilson Boulevard,
Arlington,  Virginia 22209,  serves as a sub-advisor to the Fund.  Sands Capital was founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's Chief  Executive
Officer and Chief Investment Officer.  The Sands family is the majority owner of
Sands Capital.  Mr. Sands is responsible for the day-to-day  management of Sands
Capital's allocated portion of the Fund's portfolio. Mr. Sands has been involved in managing large  capitalization  equity  portfolios for over 35 years. The SAI provides  additional  information  about the portfolio  manager's  compensation, other  accounts  managed by the portfolio  manager and the  portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business  lines.  Sands Capital has a long-term  orientation.  It anticipates investing in companies for 5-10 years.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to lead and dominate  their  industries.  Sands Capital  focuses on, among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market share, build a strong business model, display superior management ability and apply  technology to add value.  Based on these  evaluations,  Sands Capital constructs a portfolio of what it determines to be the most  attractive  stocks.
The  portion  of the Fund's  portfolio  managed  by Sands  Capital is  typically characterized  by low portfolio  turnover and relatively high  concentration  in individual companies.

MGI US Large Cap Value Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation  and,  in the  judgment of the  sub-advisor,  appear to be undervalued  based on the stocks'  intrinsic  values  relative to their  current market prices.

                                      -7-

The Fund  generally  invests in a portfolio  of companies  that,  at the time of
purchase,   are  within  the  market  capitalization  range  of  the  securities represented in the Russell 1000 Index. The Russell 1000 Index includes the 1,000 largest  companies in the Russell 3000 Index, as of the end of May of each year.
As of May 28, 2004, the market capitalization range of companies included in the
Russell 1000 Index was approximately $1.6 billion to $318 billion.  Under normal circumstances,  the Fund  will  invest  at  least  80% of its net  assets  (plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S.  companies.  If the Fund changes this investment policy, the
Fund will notify shareholders at least 60 days in advance of the change.

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City, New Jersey 07302,  serves as a sub-advisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior professionals that fully participate in the management and operation of the firm's investment activities.

Eli Salzmann is  responsible  for the  day-to-day  management  of Lord  Abbett's allocated  portion of the Fund's  portfolio.  Mr. Salzmann joined Lord Abbett in
1997 and is a partner and Director of Lord Abbett's  large cap value  investment group.  He also has served as a research  analyst and a portfolio  manager since
1997.  The SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations;  (ii) positive fundamentals;  (iii) appropriate economic risk exposure;  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend  discount model that focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities among the stocks in the

                                      -8-

universe. Lord Abbett's research process typically includes visits to companies, as well as the companies' respective suppliers and competitors,  in an effort to identify  catalysts that may drive these  companies'  stock prices higher.  Lord
Abbett's  allocated portion of the Fund's portfolio  typically consists of 70 to
90 stocks, depending on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York 10036,  serves as a  sub-advisor  to the Fund.  Richard S. Pzena founded Pzena in 1995, and the firm began managing assets in 1996. As of January
1, 2005, the majority of Pzena was owned by the firm's five managing principals:
Richard  S.  Pzena  (President  and  Chief  Executive  Officer),  John P.  Goetz
(Managing Principal,  Research), Bill Lipsey (Managing Principal,  Marketing and
Client Services), Amy Jones (Managing Principal, Operations and Administration),
and Rama Krishna (Managing  Principal,  Large Cap Value). In addition,  fourteen additional  employees owned interests in the firm as of that date. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of
Pzena. As of February 28, 2005, Pzena had approximately  $11.5 billion in assets under management.

The investment  team  primarily  responsible  for the  day-to-day  management of
Pzena's allocated portion of the Fund's portfolio is as follows:

     Richard S. Pzena. President,  Managing Principal,  Chief Executive Officer,
     Co-Chief  Investment  Officer and Founder of Pzena. Mr. Pzena has worked in investment  management  since 1986;  has been with Pzena since 1995; and he has managed assets of the Fund since its inception.

     John P. Goetz.  Managing  Principal and Co-Chief  Investment  Officer.  Mr.
     Goetz has worked in investment  management  since 1996; has been with Pzena since 1996; and he has managed assets of the Fund since its inception.

     A. Rama  Krishna.  Managing  Principal,  Large Cap Portfolio  Manager.  Mr.
     Krishna has worked in the  investment  business  since 1987 and  investment management since 1993; and he has been with Pzena since 2003.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection

                                      -9-

determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

MGI US Small/Mid Cap Growth Equity Fund

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a sub-advisor  believes possess the potential for long-term capital  appreciation.
The Fund purchases equity  securities that appear to have superior  appreciation potential. Generally, these companies have higher earnings and/or revenue growth histories or expectations  relative to the Russell 2500 Index.  The Russell 2500
Index includes the 2,500 smallest companies in the Russell 3000 Index, as of the end of May of each year.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of purchase,  have a market  capitalization  between  $25  million  and the  market capitalization  of the largest company in the Russell 2500 Index  (approximately
$4 billion as of May 28, 2004). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any)
in the equity securities of small-to-medium  capitalization U.S.  companies.  If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Fund invests in companies within the  capitalization  range described above.
However, the sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Westfield  Capital  Management,  LLC  ("Westfield"),  located  at One  Financial
Center, 23rd Floor, Boston,  Massachusetts 02111, serves as a sub-advisor to the
Fund. Westfield is an independent investment counseling firm that was founded in
1989.  Westfield is privately owned,  with key investment  professionals  having significant shareholdings in the firm.

                                      -10-

William  Muggia is  responsible  for the  day-to-day  management of  Westfield's allocated  portion of the Fund's  portfolio.  Mr. Muggia,  the Chief  Investment
Officer and President of Westfield,  joined the firm in 1994. Prior to 2001, Mr.
Muggia served as an Executive Vice President and portfolio manager at Westfield.
The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership;  (ii) strong financial conditions;  (iii) sufficient cash flow to fund growth internally; and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list. Stocks may be sold when Westfield believes that the stocks no longer  represent  attractive  investment  opportunities,  based on the  factors described above.

Mazama Capital Management ("Mazama"),  located at One Southwest Columbia Street,
Suite  1500,  Portland,  Oregon,  97258,  serves as a  sub-advisor  to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald  A.  Sauer,  Stephen  C  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 24 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Brink is a Senior Vice President, Director of Research and Portfolio Manager
at  Mazama,  and has over 27 years of  investment  experience.  Prior to joining
Mazama in 1997,  he was the  Chief  Investment  Officer  from 1991 to 1997 of US
Trust's Pacific  Northwest  Office,  where he had been employed since 1984. Mrs.
Novak  is the  Associate  Portfolio  Manager  at  Mazama  and has  over 11 years investment  experience.  Prior to  joining  Mazama  in 1999,  she was an  Equity
Analyst with Cramer Rosenthal  McGlynn,  LLC, where she specialized in small and mid-cap  stocks with a focus on consumer  discretionary  companies and secondary emphasis on consumer staples and utility/energy service companies.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

                                      -11-

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins by screening a universe of over 1,500 small companies  with market  capitalizations  between $300 million and $3 billion for
desirable    financial    characteristics.    Mazama   employs   a   proprietary
price/performance model to identify a group of 300 to 400 companies that, in its judgment,  may represent attractive  investment  opportunities.  The model takes into  account both  quantitative  and  qualitative  factors in order to identify companies that meet certain criteria.  These factors include: (i) the quality of management  and key  personnel;  (ii) the  company's  ability  to meet or exceed earnings  estimates;  (iii)  estimated  return on equity  divided by a company's forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a
company's  forward   price-to-earnings  ratio.  Companies  passing  the  initial screening are further analyzed by Mazama using rigorous fundamental analysis.

MGI US Small/Mid Cap Value Equity Fund

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation  and that appear to be undervalued at the time of purchase based on the stocks' intrinsic values relative to their current market prices.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of purchase,  have a market  capitalization  between  $25  million  and the  market capitalization  of the largest company in the Russell 2500 Index  (approximately
$4 billion as of May 28,  2004).  The  Russell  2500  Index  includes  the 2,500 smallest companies in the Russell 3000 Index, as of the end of May of each year.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of
small-to-medium   capitalization  U.S.  companies.  If  the  Fund  changes  this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements, each

                                      -12-

sub-advisor is responsible for the day-to-day portfolio management of a distinct portion of the Fund's portfolio,  subject to the Advisor's oversight. The Fund's sub-advisors, including the portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors'  investment  strategies, are:

J.L.  Kaplan  Associates  ("Kaplan"),  located at 200 Berkeley  Street,  Boston,
Massachusetts  02116,  serves  as a  sub-advisor  to the Fund.  James L.  Kaplan founded Kaplan in 1976.

Mr. Kaplan,  and co-managers Paul Weisman and Regina  Wiedenski,  is responsible for the  day-to-day  management  of  Kaplan's  allocated  portion  of the Fund's
portfolio.   The  SAI  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

In managing its allocated portion of the Fund's  portfolio,  Kaplan uses a value investing  philosophy.  In  selecting  stocks,  Kaplan  considers,  among  other factors,  the issuer's  earnings power, the value of the issuer's assets and the issuer's internally generated cash flow.

Kaplan  identifies  an approved  list of potential  portfolio  holdings  using a bottom-up  process.  As many as 150 stocks might comprise Kaplan's potential buy list for the  Fund at any one  time.  Kaplan  then  analyzes  each  stock  using fundamental research, and calculates an estimated value for each stock, based on
Kaplan's  proprietary  models.  The Fund's  portfolio is constructed with stocks from the approved  list,  and  typically  does not include all the stocks on the approved list. Stocks may be sold when Kaplan believes that the stocks no longer represent attractive investment opportunities.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035, serves as a sub-advisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs. Benson and Cooper are responsible for the day-to-day management of WCM's allocated  portion of the Fund's portfolio.  Messrs.  Benson and Cooper are both
Senior Portfolio Managers at WCM. The SAI provides additional  information about each portfolio manager's compensation,  other accounts managed by each portfolio manager and the portfolio managers' ownership of securities in the Fund, if any.

Securities Selection

In managing its  allocated  portion of the Fund's  portfolio,  Benson  follows a bottom-up,  value-oriented  investment  strategy.  Benson seeks stocks that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers. Benson seeks relatively inexpensive stocks falling into at least one of the following four  categories:  (1) neglected  stocks--stocks  that have been out of favor for an extended period; (2) oversold  stocks--stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)   thematic   stocks--stocks   that  are  likely  to  benefit   from  certain
macroeconomic, demographic or

                                      -13-

cyclical  trends;  and (4) earnings  turnaround  stocks--companies  in the early stages of an earnings recovery.

Foreign Equity Fund

MGI Non-US Core Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed capital markets,  excluding the United States.  The Fund's investments in equity securities may include  dividend-paying  securities,  common stock and preferred  stock issued by companies of any size, as well as American,  European and Global Depositary Receipts (together, "Depositary Receipts").

In seeking to achieve the Fund's  investment  objective,  a sub-advisor  invests primarily in the equity securities  (including Depositary Receipts) of companies located  outside the United States.  Under normal  circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes, if any) in the equity securities of non-U.S. companies. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and  geographic  regions.  However,  the Fund may invest a significant portion  of its  assets in one  country  or  region,  if, in the  judgment  of a sub-advisor,  economic and business conditions warrant such investments.  To the extent that the Fund invests a significant  portion of its assets in one country or region at any time,  the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country or region than if the
Fund always  maintained a greater  degree of diversity  among the  countries and regions in which it invests.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston,  Massachusetts  02110,  serves as a  sub-advisor  to the  Fund.  GMO was founded in 1977 and is wholly-owned by its professionals.

                                      -14-

GMO manages its allocated portion of the Fund's portfolio using a team approach.
The  following  individuals  are  jointly  and  primarily  responsible  for  the day-to-day management of the Fund's portfolio:

Tom  Hancock.   Mr.   Hancock  is  the  Director  of  the   International/Global
Quantitative Portfolio Team and joined GMO in 1995.

Richard  Suvak.  Mr.  Suvak is a Portfolio  Manager on the  International/Global
Quantitative  Equity  Team.  He  joined  GMO in 1995  and has  been  part of the
International/Global Quantitative Equity Team since 1998.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

GMO's  allocated  portion of the Fund's  portfolio  generally  is managed  using
fundamental   investment   principles   and   quantitative   applications.   The
quantitative  approach  focuses  primarily  on  valuation,  but also  takes into account  stock-price  momentum as an indicator of market sentiment and trends in company fundamentals.

GMO's allocated portion of the Fund's portfolio  typically  includes between 200 and 250 stocks of varying market  capitalizations.  In  constructing  the Fund's portfolio,  GMO uses  quantitative  models to select stocks from a universe that
contains  stocks  issued  by  approximately  2,000  non-U.S.   companies.  GMO's
screening  process  seeks to identify  the most  attractive  stocks  within each geographic region. This group of stocks is analyzed further, taking into account factors such as country, sector and currency exposure.

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Investment Objective

The investment objective of the Fund is to provide you total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging capital markets.

                                      -15-

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and  serves as a  sub-advisor  to the Fund.  BlackRock  was  founded  in 1988 to provide global investment  management,  risk management,  and advisory services.
While  BlackRock is a  majority-owned  indirect  subsidiary of The PNC Financial
Services Group, Inc., it operates as an investment  management firm with its own management team.

Mr.  Keith  Anderson  and Mr.  Scott Amero are  responsible  for the  day-to-day management  of  BlackRock's  allocated  portion  of the  Fund's  portfolio.  Mr.
Anderson is Chief  Investment  Officer and a Managing  Director of BlackRock and
has  been at the firm  since  1998.  Mr.  Amero,  a  Managing  Director,  joined
BlackRock in 1990. The SAI provides additional  information about each portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk  and  liquidity  risk.  Securities  are  purchased  for the  Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard,  Pasadena,  California  91101,  serves as a sub-advisor  to the Fund.
WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

Mr.  Kenneth  Leech is  responsible  for the  day-to-day  management  of WAMCo's allocated  portion of the Fund's  portfolio.  Mr. Leech is the Chief  Investment
Officer  of WAMCo  and  joined  the firm in 1990.  The SAI  provides  additional information about the portfolio manager's  compensation,  other accounts managed by the portfolio manager and the portfolio  manager's ownership of securities in the Fund, if any.

                                      -16-

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target  portfolio  duration based on a 6-9 month inflation  outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
Aggregate  Bond  Index.  WAMCo  evaluates  each sector and  sub-sector  based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

MGI US Short Maturity Fixed Income Fund

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given change in the market interest rate. Generally,  the price of a bond with a shorter  duration  will be less  sensitive  to changes in interest rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Sub-Advisor

Deutsche Asset Management  ("Deutsche"),  located at 150 S.  Independent  Square
West,  Philadelphia,  Pennsylvania  19106,  serves as a sub-advisor to the Fund.
Deutsche is a U.S.  based,  wholly-owned  subsidiary of Deutsche Bank AG and has been managing U.S. tax-exempt assets since 1979.

Deutsche manages the Fund using a team approach.  The following  individuals are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

                                      -17-

Gary W.  Bartlett,  CFA.  Mr.  Bartlett,  a  Managing  Director  and  the  Chief
Investment Officer of Deutsche, joined the firm in 1992.

Warren A. Davis. Mr. Davis, a Managing  Director of Deutsche,  has been with the firm since 1995.

Thomas J. Flaherty. Mr. Flaherty, a Managing Director of Deutsche, has been with the firm since 1995.

J. Christopher Gagnier. Mr. Gagnier, a Managing Director of Deutsche, joined the firm in 1997.

William T. Lissenden.  Mr. Lissenden,  a Director of Deutsche, has been with the firm  since  2002.  Prior to that date,  he was a fixed  income  strategist  and director of research at Conseco Capital  Management,  a Director of fixed income research and product  management at  Prudential  Securities  ("Prudential")  and national sales manager for fixed income securities at Prudential.

David R. Taylor, CFA. Mr. Taylor, a Managing Director of Deutsche, has been with the firm since 1998.

Timothy C. Vile.  Mr. Vile, a Managing  Director of Deutsche,  has been with the firm since 1991.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Deutsche  approaches  fixed income  management from a bottom-up,  relative value perspective,  seeking to identify bonds that are priced inefficiently.  Deutsche believes that interest rate  forecasts are unreliable and strives to maintain an average portfolio  duration that is equal to that of the benchmark,  the Merrill
Lynch 1-3 Year Treasury  Index.  An intrinsic value is calculated for each bond, based on analysis by Deutsche of the issue's  credit  worthiness,  cash flow and liquidity.

The investment  process is driven by security  selection.  Deutsche analyzes the market  to  identify  bonds  that are  considered  to be  undervalued.  Deutsche determines a target price for each bond, and purchases  those bonds that, in the firm's judgment, are undervalued when compared with the market price. If a bonds intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

Risks of the Funds' Principal Investment Strategies

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic and political  conditions and other factors.
The table below indicates which risks apply to each of the Funds.  The list that follows addresses both the common risk factors to which each Fund is subject, as well as specific risks that are applicable to certain Funds. These

                                      -18-

risks could adversely affect the net asset value and total return of a Fund, the value of a Fund's investments and your investment.

                              ------------------------------------ --------- ------------------------

                                                                   Foreign
                                           Domestic                Equity      Fixed Income
                                         Equity Funds                Fund         Funds
                              ------------------------------------ --------- ------------------------
o  Applicable                   US       US        US       US                             US
                                Large    Large  Small/Mid Small/Mid            Core       Short
                                Cap      Cap      Cap      Cap      Non-US Opportunistic  Maturity
                                Growth   Value   Growth   Value      Core     Fixed       Fixed
                                Equity   Equity  Equity   Equity    Equity    Income      Income
----------------------------- -------- -------- -------- --------- --------- --------    --------
Creditworthiness of Issuers                                                     o            o

Convertible Securities           o        o        o        o         o

Derivatives                      o        o        o        o         o         o            o

Foreign and Emerging
Markets Investments                                                   o         o

Growth Stocks                    o                 o                  o

High Yield Fixed Income
Securities                                                                      o            o

Interest Rates                   o        o        o        o         o         o            o

Management Techniques            o        o        o        o         o         o            o

Mortgage-Backed and
Asset-Backed Securities                                                         o            o

Non-Diversification              o        o        o        o         o         o            o

Portfolio Turnover                                 o

Securities Lending               o        o        o        o         o         o            o

Small and Medium
Capitalization Companies                           o        o         o

U.S. Government Agency
Obligations                                                                     o            o

Value Stocks                              o                 o         o
----------------------------- -------- -------- -------- --------- --------- --------     --------

                                      -19-

Creditworthiness  of Issuers.  Issuers of debt  securities may be unable to make the  required  payments  of  interest  and/or  principal  at the time  that such payments  are due.  In  addition,  changes in an issuer's  credit  rating or the market's  perception of an issuer's  creditworthiness  can also adversely affect the values of the  securities  held by the Fixed Income  Funds.  While the Fixed
Income Funds primarily invest in securities of investment  grade issuers,  those issuers may still default on their obligations.

Convertible Securities. The Domestic Equity Funds and the MGI Non-US Core Equity
Fund may invest in convertible  securities  (preferred stocks,  debt instruments and other  securities  convertible  into common  stocks)  that may offer  higher income  than the  common  stocks  into  which  the  convertible  securities  are convertible or exchangeable.  While convertible securities generally offer lower yields than  non-convertible  debt securities of similar quality,  the prices of convertible  securities  may  reflect  changes in the  values of the  underlying common stocks into which such debt securities are  convertible or  exchangeable.
As a general  rule,  convertible  securities  entail  less risk than an issuer's common stock,  although  convertible  securities usually have less potential for appreciation in value than common stock.

Derivatives.  All of the Funds may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts.  Derivatives are financial instruments,  the value of which depends upon, or is derived from, the value of something else, such as one or more underlying  investments,  pools of investments,  indexes or currencies.  A sub-advisor may use derivatives  both for hedging  and  non-hedging  purposes,  although  it is  anticipated  that the
Domestic  Equity Funds' and the MGI Non-US Core Equity Fund's use of derivatives generally will be limited to maintaining  exposure to certain market segments or asset classes,  or facilitating  certain portfolio  transactions.  A sub-advisor also may choose not to use derivatives, based on the sub-advisor's evaluation of market  conditions or the availability of suitable  derivatives.  Investments in derivatives  may  be  applied  toward  meeting  a  requirement  to  invest  in a particular kind of investment if the derivatives  have economic  characteristics similar to that investment.

Derivatives  involve special risks and may result in losses.  The successful use of  derivatives  depends  on  the  ability  of a  sub-advisor  to  manage  these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of  leverage  or other  factors,  especially  in  unusual  market conditions, and may result in increased volatility.

Other risks  arise from the Funds'  potential  inability  to  terminate  or sell derivatives  positions.  A liquid  secondary market may not always exist for the
Funds'  derivatives  positions  at any  time.  In  fact,  many  over-the-counter instruments  (investments  not  traded  on an  exchange)  will  not  be  liquid.
Over-the-counter  instruments  also involve the risk that the other party to the derivative  transaction will not meet its obligations.  For further  information about the risks of derivatives, see the SAI.

Foreign and Emerging  Markets  Investments.  The Foreign Equity Fund and the MGI
Core  Opportunistic  Fixed Income Fund invest in foreign securities and emerging markets.  In  addition,  the  Domestic  Equity  Funds may  invest in  Depositary
Receipts of non-U.S.  companies.  Investing in foreign  securities  and emerging markets,  including  Depositary  Receipts,  typically  involves  more risks than investing in U.S. securities.  These risks can increase the potential for losses in the Funds and affect their respective share prices. Generally,  securities of many foreign issuers

                                      -20-

may be less liquid,  and their prices may be more volatile,  than the securities of  comparable  U.S.  issuers.  Transactions  costs for foreign  securities  are generally higher than for comparable  securities  issued in the U.S.  Generally, each of the risks  involved in foreign  investing are more severe for securities of issuers in countries with emerging capital markets.

     Currency  Exchange  Rates.  Foreign  securities may be issued and traded in foreign  currencies.  As a result,  the values of foreign securities may be affected by changes in exchange  rates between  foreign  currencies and the
     U.S.  dollar,  as well as between  currencies  of countries  other than the
     United  States.  For  example,  if the value of the U.S.  dollar  increases relative to a particular  foreign  currency,  an investment  denominated in that foreign currency will decrease in value because it will be worth fewer
     U.S. dollars.

     Political and Economic  Developments.  The political,  legal,  economic and social  structures  of some foreign  countries  may be less stable and more volatile  than  those in the U.S.  Investments  in these  countries  may be subject  to the risks of  internal  and  external  conflicts  and  currency devaluations.

     Regulation and Reporting Standards.  Many foreign governments may supervise and  regulate  their  financial  markets less  stringently  than the United
     States does. In addition,  foreign issuers are generally not subject to the same types of  accounting,  auditing or  financial  reporting  standards as those  applicable  to U.S.  issuers.  As a result,  with respect to foreign issuers,  there may be less publicly available  information regarding their operations and financial  condition,  and the information that is available may be less reliable.

Growth Stocks.  The MGI US Large Cap Growth Equity,  MGI US Small/Mid Cap Growth
Equity  and MGI  Non-US  Core  Equity  Funds  seek to  identify  and invest in a portfolio of companies  with strong  growth  potential.  These  companies  (both domestic and foreign) tend to have higher than average price to earnings ratios, meaning  that these  stocks are more  expensive  than  average  relative  to the companies' earnings.  The market prices of equity securities of growth companies are often  quite  volatile  since the prices may be  particularly  sensitive  to economic, market or company developments and may present a higher degree of risk of loss.

High Yield Fixed Income Securities. The MGI Core Opportunistic Fixed Income Fund
may  invest in high  yield  fixed  income  securities.  Securities  rated  below investment grade, sometimes called "junk bonds," generally have more credit risk than  higher-rated  securities.  Companies  issuing  high  yield,  fixed  income securities are not as strong financially as those issuing securities with higher
credit  ratings.   These  companies  are  more  likely  to  encounter  financial difficulties  and are more  vulnerable  to  changes  in the  economy,  such as a recession or a sustained period of rising interest rates that could affect their ability to make  interest  and  principal  payments.  If an issuer  stops making interest and/or principal payments, payments on the securities may never resume.
These securities may be worthless and the Fund could lose its entire investment.
The  prices  of  high  yield,  fixed  income  securities   fluctuate  more  than
higher-quality securities. The prices of high-yield, fixed income securities are especially  sensitive to  developments  affecting the company's  business and to changes in the ratings  assigned by rating  agencies.  Prices  often are closely linked with the companies'  stock prices and typically rise and fall in response to factors  that  affect  stock  prices.  In  addition,  the  entire  high yield securities market can experience

                                      -21-

sudden and sharp  price  swings due to changes  in  economic  conditions,  stock market  activity,  large  sustained  sales by major  investors,  a  high-profile default, or other factors.  High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do trade,  their  prices  may be  significantly  higher or lower  than expected.

Interest Rates. Changes in interest rates may adversely affect the values of the securities  held in each  Fund's  portfolio.  In  general,  the  prices  of debt securities  fall when interest  rates  increase,  and rise when  interest  rates decrease.  Typically,  the  longer the  maturity  of a debt  security,  the more sensitive  the debt  security is to price  shifts as a result of  interest  rate changes.

Management Techniques.  The investment strategies,  techniques and risk analyses employed by the sub-advisors,  while designed to enhance potential returns,  may not produce the desired  results.  The  sub-advisors  may be  incorrect in their assessments  of the  value of  securities  or their  assessments  of  market  or interest rate trends, which can result in losses to the Funds.

Mortgage-Backed and Asset-Backed  Securities.  The Fixed Income Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed  securities are securities  representing  interests in pools of mortgage loans. These securities generally  provide  holders  with  payments  consisting  of  both  interest  and principal as the mortgages in the  underlying  mortgage pools are paid off. When interest  rates fall,  borrowers may refinance or otherwise  repay  principal on their  mortgages  earlier than  scheduled.  When this happens,  certain types of mortgage-backed  securities  will be  paid  off  more  quickly  than  originally anticipated,  and a Fixed  Income Fund may be forced to reinvest in  obligations with lower yields than the original obligations.

Asset-backed securities are securities for which the payments of interest and/or principal  are  backed by loans,  leases,  and other  receivables.  Asset-backed securities  are  subject to many of the same  types of risks as  mortgage-backed securities.  In addition,  issuers of  asset-backed  securities may have limited ability to enforce the security  interest in the underlying  assets,  and credit enhancements  provided to support the  securities,  if any, may be inadequate to protect investors in the event of default.

Non-Diversification.  Each Fund is  non-diversified.  As a result,  each Fund is subject  to the  risk  that it will be more  volatile  than a  diversified  fund because the Fund may invest its assets in a smaller  number of issuers.  Because of this, the gains and losses on a single  security may have a greater impact on a Fund's net asset value.

Portfolio  Turnover.  The MGI U.S. Small/Mid Cap Value Equity Fund may have high portfolio turnover,  which may result in higher costs for brokerage commissions, transaction costs and capital gains.

Securities Lending.  The Funds may lend their portfolio  securities.  Securities will be loaned  pursuant to agreements  requiring that the loans be continuously
secured  by  collateral  in  cash,   short-term  debt  obligations,   government
obligations,  or bank  guarantees  at least equal to the values of the portfolio securities subject to the loans. The Funds bear the risk of loss in

                                      -22-

connection  with  the  investment  of any  cash  collateral  received  from  the borrowers of their securities.

Small and Medium  Capitalization  Companies.  The  securities of companies  with small and  medium  capitalizations  in which  the MGI US  Small/Mid  Cap  Growth
Equity,  MGI US Small/Mid  Cap Value Equity and MGI Non-US Core Equity Funds may
invest may involve  greater  investment  risks than securities of companies with large  capitalizations.  Small and medium  capitalization  companies may have an unproven or narrow  technological  base and limited product lines,  distribution
channels,   market   and   financial   resources,   and  the  small  and  medium
capitalization  companies also may be dependent on  entrepreneurial  management, making the companies more  susceptible to certain  setbacks and reversals.  As a result,  the  securities  of small and medium  capitalization  companies  may be subject to more abrupt or erratic movements than securities of larger companies, may  have  limited  marketability  and may be less  liquid  than  securities  of
companies   with   larger   capitalizations.   Foreign   companies   with  large
capitalizations  may be relatively small by U.S. standards and may be subject to risks  that  are  similar  to  the  risks  that  may  affect  small  and  medium capitalization  U.S.  companies.  Securities of small and medium  capitalization companies also may pay no, or only small, dividends.

U.S.  Government Agency  Obligations.  The Fixed Income Funds may invest in U.S.
government agency obligations. U.S. government agency obligations have different levels of credit  support,  and  therefore,  different  degrees of credit  risk.
Securities issued by agencies and  instrumentalities of the U.S. government that are  supported  by the full  faith and credit of the U.S.,  such as the  Federal
Housing  Administration  or  Ginnie  Mae,  present  little  credit  risk.  Other securities  issued  by  agencies  and  instrumentalities  sponsored  by the U.S.
government that are supported only by the issuer's right to borrow from the U.S.
Treasury,  subject to certain limitations,  such as securities issued by Federal
Home Loan  Banks,  and  securities  issued  by  agencies  and  instrumentalities sponsored by the U.S.  government  that are supported  only by the credit of the issuing  agencies,  such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Value  Stocks.  The MGI US Large Cap Value  Equity,  MGI US Small/Mid  Cap Value
Equity and MGI Non-US Core Equity Funds may invest in value stocks. A particular value stock may not increase in price,  as  anticipated by the  sub-advisor,  if other  investors  fail to recognize  the stock's  value or the catalyst that the sub-advisor  believes  will  increase the price of the stock does not affect the price  of the  stock  in  the  manner  or to the  degree  that  the  sub-advisor anticipates.  Cyclical stocks in which the MGI US Large Cap Value Equity, MGI US
Small/Mid  Cap Value  Equity and MGI Non-US Core Equity Funds may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but cyclical stocks also tend to lose value more quickly in economic  downturns.
These  companies may have  relatively  weak balance sheets and,  during economic downturns,  they may have  insufficient  cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in anticipation of redemptions or

                                      -23-

prior to investment of deposits and other proceeds in accordance with the Funds'
investment objectives and policies. The types of short-term instruments in which the Funds may invest for such temporary purposes include short-term fixed-income securities  (such as securities  issued or guaranteed by the U.S.  government or its  agencies or  instrumentalities),  money  market  mutual  funds,  repurchase agreements,  certificates of deposit,  time deposits and bankers' acceptances of certain qualified financial institutions,  corporate commercial paper and master demand  notes.  The Funds  also may  invest in  futures  contracts  and pools of futures  contracts  that are intended to provide a Fund with exposure to certain markets or asset classes.  From time to time, the Funds also may hold short-term instruments denominated in currencies other than the U.S. dollar.

Other Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds?

Investment Advisor and the Sub-Advisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'   experience   reviewing,   rating  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall  investment  strategies;  (ii) evaluates,  selects and recommends sub-advisors to manage all or part of the Funds' assets; (iii) when appropriate, allocates and  reallocates the Funds' assets among  sub-advisors;  (iv) monitors and evaluates  the  performance  of  sub-advisors,  including the  sub-advisors'
compliance with the investment  objectives,  policies,  and  restrictions of the
Funds; and (v) implements procedures to ensure that the sub-advisors comply with the Funds' investment objectives, policies and restrictions.

When identifying possible  sub-advisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including: an assessment of the strength of the overall

                                      -24-

investment  management  organization,  the  people  involved  in the  investment process,  the appropriateness of the investment product and its composites;  and an analysis of the  investment  manager's  investment  philosophy  and  process, risk-adjusted  performance,  consistency of performance  and the style purity of the product.  The Advisor's portfolio  management team reviews each manager that is highly  rated by the  Mercer  Research  Group,  and  creates a short list for further analysis.  Short list candidates are scrutinized to evaluate performance and risk characteristics,  performance in up and down markets, investment styles and  characteristics  of the  securities  held in the  portfolio.  The Advisor's portfolio  management  team then  conducts  off-site  and on-site due  diligence visits  to meet  the  sub-advisors'  portfolio  management  teams.  The  list of candidates is further narrowed, and each potential  sub-advisor,  in combination with the existing sub-advisor(s) of the portfolio, is analyzed using proprietary tools.  The most  compatible  sub-advisor  candidates  are then put  through  an on-site compliance review conducted by the Advisor's  compliance staff.  Results are shared with the Advisor's  portfolio  management team, after which the final selection of the sub-advisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers when  contemplating  the  termination  of a  sub-advisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its
own  analysis  of  potential  and  existing   sub-advisors   and  is  ultimately
responsible  for selecting or terminating a sub-advisor.  Therefore,  there is a possibility that the Advisor's decision with respect to a particular sub-advisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance  over time. Ravi  Venkataraman,  CFA and
David  Eisenberg,  CFA are  responsible  for  establishing  the  Funds'  overall investment strategies and evaluating and monitoring the sub-advisors in managing the Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor,  has
over fourteen years of consulting and investment advisory  experience.  Prior to his current role, Mr.  Venkataraman led the investment  consulting  practice for
Mercer IC in the  northeast  region of the United  States,  and assisted some of
Mercer IC's largest institutional clients in building multi-manager  portfolios.
As the Chief  Investment  Officer of the  Advisor,  Mr.  Venkataraman  leads the portfolio  management  team and chairs the Investment  Policy  Committee,  which
develops  the  philosophy  and  establishes  policies  for  the  business.   Mr.
Eisenberg,  a Senior  Portfolio  Manager  of the  Advisor,  has over 23 years of investment  management and consulting  experience.  He has previously  served as
Chief Equity Officer of a diversified mutual fund company and a manager of large capitalization U.S. equity portfolios.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

Funds                                                               Investment
                                                                   Advisory Fee*

MGI US Large Cap Growth Equity Fund                                   _____%
MGI US Large Cap Value Equity Fund                                    _____%

                                      -25-

Funds                                                               Investment
                                                                   Advisory Fee*

MGI US Small/Mid Cap Growth Equity Fund                               _____%
MGI US Small/Mid Cap Value Equity Fund                                _____%
MGI Non-US Core Equity Fund                                           _____%
MGI Core Opportunistic Fixed Income Fund                              _____%
MGI US Short Maturity Fixed Income Fund                               _____%

*    Consists of the advisory fee plus the appropriate  sub-advisory fee payable by the Advisor to the sub-advisors.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a
written  fee  waiver  and  expense   reimbursement   agreement   (the   "expense
reimbursement  agreement")  pursuant  to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise  would  exceed the "Net  Expenses"  rates for the Class Y-1,
Class Y-2 and Class Y-3  shares,  as  applicable,  of the Fund,  as shown in the
Annual Fund Operating  Expenses table contained in the "Summary of the Funds" in this prospectus. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor  reimburses  for a period of three years  following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by each Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense  reimbursement  agreement will remain in effect  through April __, 2006, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The  Advisor  has  entered  into  sub-advisory   agreements  (the  "Sub-Advisory
Agreements")  with the  sub-advisors  pursuant  to which  the  sub-advisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds. The current  sub-advisors to the Funds are identified under "What are the Funds' Principal Investment Strategies and Risks?" of this prospectus.

The Trust and the Advisor  have filed an  application  with the SEC,  seeking an exemptive  order (the  "Exemptive  Order")  that,  if issued,  would  permit the
Advisor,  subject to certain  conditions and approval by the Board,  but without shareholder  approval,  to: (i) hire new sub-advisors for the Funds; (ii) change the  terms of  particular  agreements  with  sub-advisors;  (iii)  continue  the employment of an existing sub-advisor after events that would otherwise cause an automatic termination of a sub-advisory  agreement; or (iv) reallocate assets of a Fund among  existing  or new  sub-advisors.  Within 90 days of  retaining  new sub-advisors,  shareholders  of the affected Funds will receive  notification of the changes.  The Exemptive Order, if issued,  also would relieve the Funds from the  requirement to disclose  certain fees paid to  sub-advisors  (except to any sub-advisors  affiliated  with the Advisor) in documents  filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions very similar to the conditions that are expected to be contained in the Exemptive Order. If the

                                      -26-

Manager of Managers Rule is adopted by the SEC, the Trust,  as an alternative to the Exemptive Order, may operate in accordance with the Rule.

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the annual contract rate of [____]% of the Funds' average
daily  net  assets  for  external   administrative   services.   These  external
administrative  services include fund accounting,  daily and ongoing maintenance of  certain  Fund  records,  calculation  of the Funds'  net asset  values  (the
"NAVs"), and preparation of shareholder reports.

The Advisor provides certain internal  administrative  services to the Class Y-1 and Class Y-2  shares of the  Funds,  for which the  Advisor  receives  a fee of
0.___% and 0.___% of the average daily net assets of the Class Y-1 and Class Y-2 shares  of the  Funds,  respectively.  These  internal  administrative  services include certain fund operations matters,  such as the Trust's treasury function;
preparation of shareholder  reports and other  shareholder  communications;  and daily legal and compliance services for the Funds.

How Do the Funds Price their Shares?

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized cost, which  approximates  market value. Each
Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments (in the opinion of the Advisor and the  sub-advisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if reported  prices are  believed by the  Advisor or the  sub-advisors  to be unreliable, these investments will be valued at their fair value. The Funds rely on third-party  pricing vendors to monitor for events  materially  affecting the values of the Funds' foreign  investments during the period between the close of foreign  markets  and the close of regular  trading on the  Exchange.  If events occur that materially affect the values of the Funds' foreign  investments,  the third-party pricing vendors will provide revised values to the Funds.

                                      -27-

Which Class of Shares is Best for Me?

This  prospectus  offers  you a choice of three  classes of shares of the Funds:
Class Y-1, Class Y-2 and Class Y-3 shares.  (In this prospectus,  the Class Y-1,
Class  Y-2 and  Class  Y-3  shares  are  together  referred  to as the  "Class Y
Shares.")  This allows you to choose  among  different  levels of  services  and ongoing operating expenses, as illustrated in the "Fees and Expenses" section of this prospectus.

Class Y Shares  generally are available  only to clients of the Advisor,  and to institutional  investors  (including  certain  retirement  plans,  which include defined  benefit  and  defined  contribution  plans)  that meet the  eligibility requirements  presented  below. The class of shares that is best for you depends on a  number  of  factors,  such  as  whether  you  are  a  retirement  plan  or non-retirement plan investor,  the amount you intend to invest, and the level of services that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your  financial  advisor,  as to  which  share  class  is most appropriate for you. Here is a summary of the differences among the Funds' Class
Y-1, Class Y-2 and Class Y-3 shares:

Class Y-1 Shares

>>   Initial Sales Charge: None

>>   Contingent Deferred Sales Charge: None

>>   12b-1 Fee: 0.__%

>>   Dividends:  Higher annual  expenses,  and lower  dividends,  than Class Y-2
     shares   and  Class  Y-3  shares   because   of  the  12b-1  and   internal
     administrative fees paid by Class Y-1 shares to the Advisor.

>>   Minimum Purchase or Eligibility  Requirements:  Must have invested at least
     $100  million  in the  Funds  (in the  case of  defined  contribution  plan investors)  or $10 million  (in the case of  investors  other than  defined contribution plans).

>>   Shareholder  Services:  Full  shareholder  servicing is performed by Mercer
     and/or   its   affiliates,   including   communication   with   third-party
     administrators, and the Class Y-1 shares pay an internal administrative fee for these services.

Class Y-2 Shares

>>   Initial Sales Charge: None

>>   Contingent Deferred Sales Charge: None

>>   12b-1 Fee: None

>>   Dividends:  Lower annual  expenses,  and higher  dividends,  than Class Y-1 shares; higher annual expenses, and lower dividends, than Class Y-3 shares, because of the internal administrative fees paid by Class Y-2 shares to the
     Advisor.

                                      -28-

>>   Minimum Purchase or Eligibility  Requirements:  Must have invested at least
     $25  million in the Funds.  Class Y-2 shares are not  available  to certain defined contribution plans. Please consult the Advisor.

>>   Shareholder Services: Certain limited shareholder servicing is performed by the  Advisor or its  affiliates,  and the Class Y-2 shares pay an  internal administrative fee for these services.

Class Y-3 Shares

>>   Initial Sales Charge: None

>>   Contingent Deferred Sales Charge: None

>>   12b-1 Fee: None

>>   Dividends:  Lower annual  expenses,  and higher  dividends,  than Class Y-1 shares and Class Y-2 shares.

>>   Minimum  Purchase or  Eligibility  Requirements:  Must have entered into an
     Investment  Management  Agreement with the Advisor or its  affiliates,  and have invested at least $50 million in the Funds.

>>   Shareholder  Services: No shareholder servicing is performed by the Advisor or its affiliates at the Class level, as it is anticipated that shareholder servicing  will be performed  at the client  level.  Shareholder  servicing arrangements  for  holders  of Class  Y-3  shares  are  customized  to each specific client and are not paid for from the assets of the Funds.

Distribution and Service (12b-1) Plan

The Funds have adopted a plan of distribution  and service,  or "12b-1 plan," to finance the marketing of Class Y-1 shares of the Funds and for services provided to  shareholders  of the Class Y-1 shares.  The plan  provides  for  payments at annual  rates (based on average net assets) of up to 0.___% of each Fund's Class
Y-1 shares. These fees are used to pay service fees to retirement  recordkeepers for providing certain shareholder  services.  Because these fees are paid out of the Funds'  assets or income on an ongoing  basis,  over time they will increase the cost and reduce the return of your investment.

How Do I Buy Class Y Shares?

The Funds sell their  Class Y Shares at the  offering  price,  which is the NAV.
Class Y Shares may not be  available  through  certain  financial  advisors  and retirement plan administrators and recordkeepers.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

                                      -29-

Buying Class Y-1 and Class Y-2 Shares

Class Y-1 and Class Y-2 shares may be purchased  through your financial  advisor or directly through PFPC Inc., the Funds' transfer agent (the "transfer agent"), located at 4400 Computer Drive,  Westborough,  Massachusetts 01581. If you are a
defined  contribution  retirement  plan,  Class Y-1 shares also may be purchased through your  retirement  plan  administrator  or  recordkeeper.  Your financial advisor,  the Funds'  transfer agent or your retirement  plan  administrator  or recordkeeper,  as  applicable,  generally  must receive your completed buy order before the close of regular trading on the Exchange for your shares to be bought at that  day's  offering  price.  Your  financial  advisor  or  retirement  plan administrator or recordkeeper, as applicable, will be responsible for furnishing all necessary  documents to the Funds'  transfer  agent,  and may charge you for these services.  If you wish to purchase shares directly from the Funds, you may complete  an order form and write a check for the amount of Class Y Shares  that you wish to buy,  payable to the Trust.  Return the completed  form and check to the Funds' transfer agent.

Buying Class Y-3 Shares

Eligible institutional clients of the Advisor or its affiliates that wish to buy
Class Y-3 shares should contact the Advisor.

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to open a Fund  account.  Investors  must provide their full name, residential or business address, social security or tax identification  number,  and date of birth (as  applicable).  Entities,  such as
trusts,  estates,  corporations  and  partnerships,   must  also  provide  other
identifying  information.  The  Funds  or their  agents  may  share  identifying information with third parties for the purpose of verification. If a Fund or its agents cannot verify identifying  information after opening an account, the Fund reserves the right to close the account.

Frequent Trading of Fund Shares

The Funds, the Advisor and Mercer Securities, a division of MMC Securities Corp.
and the Trust's distributor (the "Distributor"), reserve the right to reject any purchase  order for any  shares of any  class of the Funds for any  reason.  The
Funds are not designed to serve as vehicles for frequent  trading in response to short-term  fluctuations  in the  securities  markets.  Accordingly,  purchases, including those that are part of exchange activity,  that the Funds, the Advisor or the Distributor has determined  could involve actual or potential harm to the
Funds may be  rejected.  Frequent  trading of Fund shares may lead to  increased costs to the Funds  and less  efficient  management  of the  Funds'  portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

                                      -30-

The Board has adopted the  following  policies  and  procedures  with respect to frequent purchases and redemptions of the Funds' shares. Each Fund will impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 60 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to  offset  brokerage  commissions,  market  impact  and  other  costs associated with short-term trading. The short-term trading fee will not apply in certain  circumstances,  such as redemptions to pay  distributions or loans from certain defined contribution plans, redemptions for loan repayment,  redemptions from certain omnibus accounts,  redemptions in the event of shareholder death or
post-purchase  disability,   and  redemptions  made  as  part  of  a  systematic
withdrawal plan. For purposes of determining  whether the short-term trading fee applies,  the  shares  that  were  held  the  longest  will be  redeemed  first.
Administrators,  trustees  or  sponsors  of  retirement  plans  also may  impose short-term trading fees. Please see the SAI for details.

How Do I Sell Class Y Shares?

You can sell your Class Y Shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor or directly to the Funds,  depending upon through whom and how you own your Class Y Shares.  Payment for redemption may be delayed until a Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Selling Class Y Shares

If you are an institutional  client of the Advisor (or its affiliates) that owns
Class Y Shares,  contact the Advisor or the Funds'  transfer  agent to sell your
Class Y Shares.  The  Advisor or the Funds'  transfer  agent must  receive  your request in proper form before the close of regular  trading on the  Exchange for you to receive that day's NAV.

If you are not an  institutional  client of the Advisor,  contact your financial advisor or the Funds' transfer agent directly, as applicable, to sell your Class
Y Shares.  Your financial advisor or the Funds' transfer agent must receive your request in proper form before the close of regular  trading on the  Exchange for you to receive that day's NAV.

If you are a participant in a defined contribution retirement plan, contact your plan  administrator  or  recordkeeper  to sell your  Class Y  Shares.  Your plan administrator  or  recordkeeper  must receive your request in proper form before the close of regular  trading on the Exchange for you to receive that day's NAV.
Your plan  administrator or recordkeeper  will be responsible for forwarding the request to the Funds'  transfer  agent on a timely  basis and may charge you for his or her services.

When Will the Funds Pay Me?

Each Fund  generally  sends you payment for your Class Y Shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

                                      -31-

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class Y shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

The Funds also  reserve  the right to close any  account of an  investor  if the value of the  investor's  shares in the Funds  falls  below the  Funds'  minimum investment requirements (presently $10 million, in the case of Class Y-1 shares;
$25  million  in the case of Class Y-2  shares;  and $50  million in the case of
Class Y-3 shares), or if you are deemed to engage in activities that are illegal
(such as late  trading) or  otherwise  believed to be  detrimental  to the Funds
(such as market timing) to the fullest extent permitted by law.

How Do I Exchange Class Y Shares?

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class Y-1,  Class Y-2 or Class Y-3  shares,  as  applicable,  for shares of the same class of another Fund at NAV.

If you hold your  Class Y-1 or Class Y-2  shares  through a  financial  advisor, contact the  financial  advisor  regarding  the details of how to exchange  your shares.  If you hold your Class Y-1 or Class Y-2 shares directly with the Funds, contact  the  Funds'  transfer  agent,  and  complete  and  return  an  Exchange
Authorization  Form,  which is available  from the transfer  agent.  A telephone exchange  privilege  is  currently  available  for  exchanges  of  amounts up to
$500,000 in Class Y-1 or Class Y-2  shares.  If you hold your Class Y-1 or Class
Y-2  shares  through a  retirement  plan,  contact  your plan  administrator  or recordkeeper  regarding the details of how to make an exchange. If you own Class
Y-3 shares,  contact the Advisor  regarding  the details of how to exchange your shares.  Ask the Advisor,  your financial  advisor,  your plan  administrator or recordkeeper, or the Funds' transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 60 days or less. Administrators,  trustees or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of  exchanges or reject any  exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a negative effect on the Fund or the other Funds. Consult the Funds or the Advisor, or your plan administrator or recordkeeper before requesting an exchange.

                                      -32-

Fund Distributions and Taxes

Dividends and Distributions

Income   dividends   are   normally   declared   and  paid  once  each  year  in
[_____________].  Capital gains, if any, are distributed annually. The amount of any  distributions  will vary,  and there is no  guarantee  that a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are an institutional  shareholder  (other than a retirement plan) of the Class Y
Shares  of  a  Fund,  you  will  receive  income  dividends  and  capital  gains distributions  in additional  Class Y Shares of the Fund,  unless you notify the
Advisor,  your financial  advisor,  or the Funds' transfer agent in writing that you elect to  receive  them in cash.  Distribution  options  may be  changed  by shareholders at any time by requesting a change in writing.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically  reinvested.  Dividends and distributions are reinvested  on the  reinvestment  date at the net asset value  determined at the close of business on that date.

If you are a taxable  investor  and  invest in Class Y Shares of a Fund  shortly before the Fund makes a  distribution,  you may receive some of your  investment back in the form of a taxable distribution.

Taxes

Dividends and capital gains distributed by the Funds to tax-deferred  retirement plan accounts are not taxable currently.

In general,  if you are a taxable investor,  distributions by a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by the Funds may be qualified dividend income eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

By law,  a Fund  must  withhold  a portion  of your  taxable  distributions  and redemption proceeds unless you:

o    provide your correct social security or taxpayer identification number,

o    certify that this number is correct,

                                      -33-

o    certify that you are not subject to backup withholding, and

o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class Y Shares of one Fund for Class Y Shares of a  different  Fund is the  same  as a sale.  Generally,  exchanges  within  a tax-deferred  retirement  plan account will not result in a capital gain or loss for federal or state income tax purposes.  Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

If you are a taxable  investor,  Fund  distributions  and gains from the sale of your Fund shares  generally  are subject to state and local  taxes.  Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in the Funds.

Financial Highlights

No financial  information  is presented  for the Funds because the Funds had not commenced operations prior to the date of this prospectus.

                                      -34-

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

  Prior Performance of Mercer Investment Consulting, Inc. and the Sub-Advisors

Because the  employees of the Advisor and the  sub-advisors  who will manage the
Funds have advised other accounts in a  substantially  similar manner to the way in which the Funds  will be  managed,  the  following  supplemental  performance information  is being  provided  to assist  prospective  investors  in making an informed investment decision.

Although the Funds have not had investment  operations prior to the date of this prospectus,  Mercer Investment Consulting,  Inc. ("Mercer"), an affiliate of the
Advisor,  has managed private investment companies and certain advisory accounts
(together, the "Mercer Accounts") that have investment objectives,  policies and strategies that are substantially similar, but not necessarily identical, to the investment objective, policies and strategies of each Fund. Messrs. Venkataraman and Eisenberg, the employees of Mercer who have managed the Mercer Accounts, are the same  individuals at the Advisor (which was formed in 2004) who will oversee the  sub-advisors'  management  of the Funds.  In the following  pages,  we have included performance information about the Mercer Accounts relevant to each Fund for comparison purposes,  BUT THE MERCER ACCOUNTS ARE SEPARATE AND DISTINCT FROM
THE FUNDS.  THE  PERFORMANCE  OF THE MERCER  ACCOUNTS  PRESENTED  BELOW DOES NOT
GUARANTEE  SIMILAR  RESULTS  FOR THE FUNDS,  IS NOT THE  FUNDS'  OWN  HISTORICAL
PERFORMANCE,  AND SHOULD NOT BE  CONSIDERED  AS A SUBSTITUTE  FOR THE FUNDS' OWN
PERFORMANCE.

The  performance of the Mercer Accounts may not be comparable to the performance of the Funds because of the following differences:

     o    brokerage commissions and dealer spreads,

     o    expenses (including management fees),

     o    the size of the investment in a particular security in relation to the overall portfolio size,

     o    the  timing of  purchases  and sales  (including  the effect of market conditions at that time),

     o    the timing of cash flows into the portfolio, and

     o    the availability of cash for new investments.

The  performance  of the  Mercer  Accounts  also  may not be  comparable  to the performance of the Funds because the Mercer Accounts,  unlike the Funds, are not registered under the 1940 Act, and, consequently, may not be required to:

     o    redeem shares upon request,

                                      A-1

     o    meet certain diversification requirements, or

     o    comply  with the tax  restrictions  and  investment  limitations  that govern mutual funds.

For  each  Fund,  the  performance  of the  relevant  Mercer  Accounts  has been calculated by combining the performance of all  substantially  similarly managed advisory  accounts  (including  private  investment  companies) into a composite
(each a "Mercer  Composite"),  and has been  calculated in  accordance  with the requirements of the AIMR standards. The past performance of the Mercer Composite has been calculated net of fees and trading  expenses.  The total operating fees and  expenses  of the Mercer  Composite  may be lower  than the total  operating expenses  of the Funds,  in which case the Mercer  Composite  performance  shown would have been lower had the total operating expenses of the Funds been used to compile the Mercer Composite performance.

The tables on the following  pages show the average annual total returns of each
Mercer  Composite for the periods ended [March 31, 2005].  Average  annual total return  represents  the average  change  over a specified  period of time in the
value  of  an  investment  after   reinvesting  all  income  and  capital  gains
distributions.  Also included for  comparison are  performance  figures for each
Fund's benchmark.

For each sub-advisor,  we have also presented prior performance  information for all  investment  companies  and advisory  accounts  with  substantially  similar investment  objectives,  policies and  strategies  to the Funds  (together,  the
"Sub-Advisor  Composites")  that  each  sub-advisor  sub-advises.   The  Advisor
requires  each   sub-advisor  to  include  in  its  Sub-Advisor   Composite  the
performance  of all  substantially  similar  advisory  accounts  and  investment companies of the  sub-advisor to help ensure that the sub-advisor is showing the performance  of all such advisory  accounts and  investment  companies,  and not solely the best  performing  advisory  accounts and  investment  companies.  The
Advisor  has  required  that  the  sub-advisors  make  certain   representations
concerning the  appropriate  presentation  and  calculation  of the  Sub-Advisor
Composites' performance.

AS IN THE CASE OF THE  PERFORMANCE  OF THE MERCER  COMPOSITES,  THE  SUB-ADVISOR
COMPOSITES'  PERFORMANCE  IS NO GUARANTEE OF RESULTS IN MANAGING THE FUNDS.  THE
SUB-ADVISOR  COMPOSITES'  PERFORMANCE FIGURES ARE NOT THE HISTORICAL PERFORMANCE
OF THE FUNDS,  ARE  SEPARATE  AND  DISTINCT  FROM THE  FUNDS,  AND SHOULD NOT BE
CONSIDERED AS A SUBSTITUTE FOR THE FUNDS' OWN  PERFORMANCE.  The  performance of the Sub-Advisor Composites may not be comparable to the performance of the Funds for the same reasons as are stated above relating to the Mercer Composites.

The prior  performance of the Sub-Advisor  Composites has been calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Sub-Advisor  Composites  may be lower than the total  operating  expenses of the
Funds, in which case the Sub-Advisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Sub-Advisor Composites performance.

                                      A-2

The tables on the following  pages show the average annual total returns of each
Sub-Advisor  Composite for the periods ended [March 31, 2005]. Also included for comparison are performance figures for each Fund's benchmark.

WHEN  CONSIDERING  THE  MERCER AND THE  SUB-ADVISOR  COMPOSITES  (TOGETHER,  THE
"COMPOSITES"),  INVESTORS SHOULD NOTE UNUSUAL  SHORT-TERM  PERFORMANCE CANNOT BE
SUSTAINED   INDEFINITELY,   AND   INVESTORS   ARE  ADVISED  TO  REVIEW   SHORT-,
INTERMEDIATE-,   AND  LONG-TERM  RETURNS  WHEN  EVALUATING   PERFORMANCE.   PAST
PERFORMANCE  CANNOT  GUARANTEE  FUTURE  RESULTS.  IN ADDITION,  THE  PERFORMANCE
INFORMATION  PRESENTED FOR THE  COMPOSITES IS CURRENT AS OF THE DATE SHOWN,  BUT
MAY NOT BE CURRENT AS OF THE DATE YOU ARE REVIEWING THE APPENDIX.  CONSEQUENTLY,
THE PERFORMANCE OF THE COMPOSITES MAY VARY FROM THAT SHOWN.

THE  PERFORMANCE  OF  THE  SUB-ADVISOR  COMPOSITES  SHOWN  WAS  PREPARED  BY THE
SUB-ADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

                                      A-3

                           [COMPOSITES TO BE INSERTED]

If  you  want  more  information   about  the  Funds,  the
following documents are available free upon request:

Annual/Semi-Annual Reports
                                                            MGI Funds
Additional  information about each Fund's investments will
be available in the Fund's annual and  semiannual  reports  MGI US Large Cap Growth Equity Fund to  shareholders.  As of  the  date  of  this  prospectus,  MGI US Large Cap Value Equity Fund annual  and  semi-annual  reports  are not  yet  available  MGI US Small/Mid Cap Growth Equity Fund
because the Funds have not commenced operations.            MGI US Small/Mid Cap Value Equity Fund
                                                            MGI Non-US Core Equity Fund
Statement of Additional Information (SAI)                   MGI Core Opportunistic Fixed Income Fund
                                                            MGI US Short Maturity Fixed Income Fund
The SAI  provides  more  detailed  information  about  the
Funds  and  is   incorporated   by  reference   into  this  Prospectus
prospectus (i.e., it is legally  considered a part of this
prospectus).

You  may  discuss  your  questions   about  the  Funds  by
contacting  your plan  administrator  or  recordkeeper  or
financial  advisor.  You may  obtain  free  copies  of the
Funds'  annual  and  semiannual  reports  and  the  SAI by
contacting the Funds directly at _______________.

You may  review  and copy  information  about  the  Funds,
including  shareholder  reports and the SAI, at the Public
Reference Room of the  Securities and Exchange  Commission
in Washington,  D.C. You may obtain  information about the
operations of the SEC's Public  Reference  Room by calling  May __, 2005 the SEC at  1-202-942-8090.  You may get copies of reports
and other information about the Funds:

o    For   a   fee,   by    electronic    request   at
     publicinfo@sec.gov  or by  writing  the SEC's  Public
     Reference Section, Washington, D.C.  20549-0102; or

o    Free  from  the  EDGAR   Database  on  the  SEC's
     Internet website at:  http://www.sec.gov.

MGI Funds
Investment Company Act File No. __________

                  Preliminary Prospectus, dated March __, 2005
                              Subject to Completion

MGI FUNDS

     MGI US Large Cap Growth Equity Fund
     MGI US Large Cap Value Equity Fund
     MGI US Small/Mid Cap Growth Equity Fund
     MGI US Small/Mid Cap Value Equity Fund
     MGI Non-US Core Equity Fund
     MGI Core Opportunistic Fixed Income Fund
     MGI US Short Maturity Fixed Income Fund

Prospectus

May __, 2005

This  prospectus  offers  Class S shares in the seven series (each a "Fund," and together, the "Funds") of the MGI Funds (the "Trust").  This prospectus explains what you should know about each Fund and the Class S shares of the Funds  before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

              Not FDIC Insured. May lose value. No bank guarantee.

                                    Contents

                                                                            Page

Summary of the Funds...........................................................1

   The Manager of Managers Structure...........................................1

   Investment Objectives and Principal Investment

   Domestic Equity Funds

   Foreign Equity Fund

   MGI Non-US Core Equity Fund................................................14

   Fixed Income Funds

                                       i

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective,  principal investment strategies and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are  included  later in this  prospectus  under  "What are the  Funds'
Principal Investment Strategies and Related Risks?"

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies  and risks.  The Advisor  believes that it is possible to enhance  shareholder value by using one or more sub-advisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  sub-advisors to manage each Fund, based upon the Advisor's  evaluation of the  sub-advisor's  expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
sub-advisor(s) to make decisions about the Fund's portfolio  holdings,  and each sub-advisor  employs its own  proprietary  processes and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  sub-advisors  currently  employed  by the  Funds and the sub-advisors' individual securities selection processes can be found under "What are the Funds' Principal Investment Strategies and Related Risks?"

Investment Objectives and Principal Investment Strategies of the Funds

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

Domestic Equity Funds.  (MGI US Large Cap Growth Equity,  MGI US Large Cap Value
Equity, MGI US Small/Mid Cap Growth Equity and MGI US Small/Mid Cap Value Equity
Funds)

The  investment  objective of each Domestic  Equity Large Cap Fund is to provide long-term total return,  which includes  capital  appreciation  and income.  The investment  objective of each Domestic  Equity  Small/Mid Cap Fund is to provide long-term  total  return,  comprised  primarily  of  capital  appreciation.  The
Domestic Equity Funds seek to achieve their  investment  objectives by investing primarily in equity  securities issued by U.S.  companies.  Each Domestic Equity
Fund  focuses  its  investments  within a  specific  asset  class  (e.g.,  large
capitalization   growth  stocks,  large  capitalization  value  stocks,   etc.),
consistent with the Fund's investment objective and style.

                                      -1-

Foreign Equity Fund. (MGI Non-US Core Equity Fund)

The investment  objective of the MGI Non-US Core Equity Fund is to provide total return,  which includes  capital  appreciation  and income.  The MGI Non-US Core
Equity Fund seeks to achieve its investment  objective by investing primarily in equity securities issued by companies outside the United States.  The MGI Non-US
Core Equity Fund generally invests in the equity securities of companies located in developed markets outside the United States.

Fixed  Income  Funds.  (MGI Core  Opportunistic  Fixed  Income  and MGI US Short
Maturity Fixed Income Funds)

The investment  objective of the MGI Core Opportunistic  Fixed Income Fund is to
provide total return,  consisting  of both current  income and moderate  capital appreciation. The investment objective of the MGI US Short Maturity Fixed Income
Fund is to provide safety of principal and a moderate level of income. The Fixed
Income Funds seek to achieve their investment  objectives by investing primarily in  the  fixed  income  securities  of  U.S.  issuers,  although  the  MGI  Core
Opportunistic  Fixed  Income Fund may invest up to 20% of its assets in non-U.S.
securities.  Each Fixed  Income Fund focuses its  investments  within a specific asset class,  consistent with the Fund's investment objective and style. The MGI
Core    Opportunistic    Fixed   Income   Fund   generally   invests   in   U.S.
dollar-denominated  investment  grade bonds,  although the Fund may invest up to
20% of its assets in below-investment  grade U.S. or non-U.S.  bonds. The MGI US
Short Maturity Fixed Income Fund generally invests in fixed income securities of varying maturities with a portfolio duration of one to three years.

Principal Risks of the Funds

The principal risks that could adversely  affect the value of each Fund's shares and the total return on your investment include:

     o    The risk  that the  price  of one or more of the  securities  or other instruments  in the Fund's  portfolio will fall, or will fail to rise.
          Many factors can adversely affect a security's performance,  including both general  financial  market  conditions  and factors  related to a specific company, industry, country or geographic region.

     o    The risk that movements in financial markets will adversely affect the price of the Fund's investments,  regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes.

You may lose money by investing in a Fund.  The likelihood of loss is greater if you  invest  for a shorter  period  of time.  An  investment  in a Fund is not a deposit  in a bank and is not  insured  or  guaranteed  by the  Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a  complete  investment  program.  Please  see  "Risks of the Funds'
Principal  Investment  Strategies" for more information about the specific risks that are applicable to each Fund.

                                      -2-

Performance

There is no performance  information  presented for the Funds,  as the Funds had not commenced investment operations as of the date of this prospectus.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to the Advisor and the sub-advisors.

Fees and Expenses of the Funds

These tables  summarize  the fees and expenses that you may pay if you invest in the Class S shares of the Funds.

Shareholder Fees (fees paid directly from your investment)/1/

Redemption Fee (as a percentage of total redemption
proceeds, if applicable)/2/..............................         2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/3/

                                         Distribution                Total
                                         and/or                      Annual      Management
                                         Service                     Fund        Fee Waiver/
                            Management   (12b-1)      Other          Operating   Expense
                            Fees         Fees         Expenses/4/    Expenses    Reimbursements   Net Expenses/5/

MGI US Large Cap Growth
   Equity Fund                _____%       0.___%        _____%        _____%        _____%           _____%
MGI US Large Cap Value
   Equity Fund                _____%       0.___%        _____%        _____%        _____%           _____%
MGI US Small/Mid Cap
   Growth Equity Fund         _____%       0.___%        _____%        _____%        _____%           _____%
MGI US Small/Mid Cap
   Value Equity Fund          _____%       0.___%        _____%        _____%        _____%           _____%
MGI Non-US Core Equity
   Fund                       _____%       0.___%        _____%        _____%        _____%           _____%
MGI Core Opportunistic
   Fixed Income Fund          _____%       0.___%        _____%        _____%        _____%           _____%
MGI US Short Maturity
   Fixed Income Fund          _____%       0.___%        _____%        _____%        _____%           _____%

/1/  Securities   dealers,   financial   intermediaries   or   other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

/2/  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed within 60 days of purchase.

/3/  The fees and expenses are based on estimated amounts for the current fiscal year.

/4/  Includes  an  internal  administrative  fee of  0.___%  paid by the Class S shares of the Funds to the Advisor. The "Other Expenses" item also includes custodial, legal, transfer agent and sub transfer agent payments.

/5/  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  fee waiver  and  expense  reimbursement  agreement  (the  "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each
     Fund's  expenses  otherwise  would exceed the "Net Expenses" rates shown in the table above for the Class S shares of the Fund. Pursuant to the expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a
     period  of  three   years   following   such  fee   waivers   and   expense
     reimbursements,  to the extent that such  reimbursement of the Advisor by a
     Fund will not

                                      -3-

     cause the Fund to exceed any applicable expense limitation that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect through  April ___,  2006,  and will  continue  in effect from year to year thereafter unless terminated by the Trust or the Advisor.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class S shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class S shares of the
Funds for the time  periods  shown,  that your  investment  has a 5% return each year, that all dividends and capital gain  distributions are reinvested and that the Funds' operating expenses remain the same as shown above.  Because the Funds have not had operations prior to the date of this  prospectus,  the examples are based on the  anticipated  expenses  of the  Class S shares of each Fund for the current fiscal year, and do not extend over five- and ten-year periods.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                                       1 year       3 years

MGI US Large Cap Growth Equity Fund.............     $            $
MGI US Large Cap Value Equity Fund..............     $            $
MGI US Small/Mid Cap Growth Equity Fund.........     $            $
MGI US Small/Mid Cap Value Equity Fund..........     $            $
MGI Non-US Core Equity Fund.....................     $            $
MGI Core Opportunistic Fixed Income Fund........     $            $
MGI US Short Maturity Fixed Income Fund.........     $            $

If you are  investing  in  Class S  shares  through  a  financial  advisor  or a retirement  plan account,  you may be subject to  additional  fees and expenses, such as plan administration  fees. Please refer to the program materials of that financial  advisor  or  retirement  plan  account  for any  special  provisions, additional  service  features,  or fees  and  expenses  that  may  apply to your investment in a Fund.

                                      -4-

What are the Funds' Principal Investment Strategies and Related Risks?

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation.  The Fund purchases equity securities that appear to have superior  potential for  appreciation.  Generally,  these  companies have higher earnings and/or revenue growth histories or expectations relative to the Russell
1000 Index.  The Russell 1000 Index includes the 1,000 largest  companies in the
Russell  3000  Index,  as of the  end of the  end  of May of  each  year,  or as determined by Russell.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of
purchase,   are  within  the  market  capitalization  range  of  the  securities represented  in  the  Russell  1000  Index.  As of  May  28,  2004,  the  market capitalization  range of  companies  included  in the  Russell  1000  Index  was approximately $1.6 billion to $318 billion. Under normal circumstances, the Fund will  invest at least 80% of its net  assets  (plus  borrowings  for  investment purposes,  if  any)  in the  equity  securities  of  large  capitalization  U.S.
companies.  If the Fund changes  this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.

The Fund invests in companies within the  capitalization  range described above.
However, the sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Enhanced Investment Technologies, Inc. ("Intech"), located at One Palmer Square,
Suite 303,  Princeton,  New Jersey 08542,  serves as a sub-advisor  to the Fund.
Intech has managed  institutional  portfolios since 1987, and is a subsidiary of
Janus  Capital  Management.  Dr. Robert  Feinholz,  a Director,  Executive  Vice
President and Chief Investment Officer of Intech, is

                                      -5-

responsible for the day-today  management of Intech's  allocated  portion of the
Fund's  portfolio.  Dr.  Feinholz  joined  Intech in 1991 and has  served in his current role since joining the firm.

The Trust's Statement of Additional Information (the "SAI") furnishes additional information about the portfolio manager's  compensation,  other accounts managed by the portfolio manager and the portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

Intech  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
quantitative  approach.  The investment  decision making process begins with the
establishment  of  an  appropriate   stock  universe.   Using  its  mathematical
principles,  Intech will reconstruct an optimal proportion for each stock in the index. The proportional  weighting of those stocks is designed to combine higher volatility  stocks in such a manner that the covariance of the stocks produces a low  volatility  portfolio.  The portfolio is rebalanced  and  reoptimized  on a regular basis to maintain the optimal  weighting in the portfolio as established by Intech's  mathematical  process.  In addition,  the portfolio is  continually
evaluated  to  ensure  the  diversification   and  return   characteristics  are
consistent  with both  investment  objectives  and the  underlying  mathematical theorem.

Portfolio construction is implemented through an optimization routine within the following risk  constraints:  minimization of tracking error,  the lesser of a 2
1/2%  differential  from the index  weighting or a 10x maximum  overweight in an individual security.  The beta of the portfolio is constrained to be equal to or less than the beta of the benchmark index. The strategy  contains  approximately
80 to 150 stocks and has an average portfolio  turnover of approximately 90% per year.

Sands Capital Management  ("Sands  Capital"),  located at 1100 Wilson Boulevard,
Arlington,  Virginia 22209,  serves as a sub-advisor to the Fund.  Sands Capital was founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's Chief  Executive
Officer and Chief Investment Officer.  The Sands family is the majority owner of
Sands Capital.  Mr. Sands is responsible for the day-to-day  management of Sands
Capital's allocated portion of the Fund's portfolio. Mr. Sands has been involved in managing large  capitalization  equity  portfolios for over 35 years. The SAI provides  additional  information  about the portfolio  manager's  compensation, other  accounts  managed by the portfolio  manager and the  portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business  lines.  Sands Capital has a long-term  orientation.  It anticipates investing in companies for 5-10 years.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to

                                      -6-

lead and  dominate  their  industries.  Sands  Capital  focuses on,  among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market share, build a strong business model, display superior management ability and apply  technology to add value.  Based on these  evaluations,  Sands Capital constructs a portfolio of what it determines to be the most  attractive  stocks.
The  portion  of the Fund's  portfolio  managed  by Sands  Capital is  typically characterized  by low portfolio  turnover and relatively high  concentration  in individual companies

MGI US Large Cap Value Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation  and,  in the  judgment of the  sub-advisor,  appear to be undervalued  based on the stocks'  intrinsic  values  relative to their  current market prices.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of
purchase,   are  within  the  market  capitalization  range  of  the  securities represented in the Russell 1000 Index. The Russell 1000 Index includes the 1,000 largest  companies in the Russell 3000 Index, as of the end of May of each year.
As of May 28, 2004, the market capitalization range of companies included in the
Russell 1000 Index was approximately $1.6 billion to $318 billion.  Under normal circumstances,  the Fund  will  invest  at  least  80% of its net  assets  (plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S.  companies.  If the Fund changes this investment policy, the
Fund will notify shareholders at least 60 days in advance of the change.

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City, New Jersey 07302,  serves as a sub-advisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior

                                      -7-

professionals  that fully  participate  in the  management  and operation of the firm's investment activities.

Eli Salzmann is  responsible  for the  day-to-day  management  of Lord  Abbett's allocated  portion of the Fund's  portfolio.  Mr. Salzmann joined Lord Abbett in
1997 and is a partner and Director of Lord Abbett's  large cap value  investment group.  He also has served as a research  analyst and a portfolio  manager since
1997.  The SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations,  (ii) positive fundamentals,  (iii) appropriate economic risk exposure,  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend discount model which focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities  among the stocks in the universe.  Lord Abbett's research process typically  includes  visits to companies,  as well as the companies'  respective suppliers and  competitors,  in an effort to identify  catalysts  that may drive these companies'  stock prices higher.  Lord Abbett's  allocated  portion of the
Fund's  portfolio  typically  consists of 70 to 90 stocks,  depending  on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York 10036,  serves as a  sub-advisor  to the Fund.  Richard S. Pzena founded Pzena in 1995, and the firm began managing assets in 1996. As of January
1, 2005, the majority of Pzena was owned by the firm's five managing principals:
Richard  S.  Pzena  (President  and  Chief  Executive  Officer),  John P.  Goetz
(Managing Principal,  Research), Bill Lipsey (Managing Principal,  Marketing and
Client Services), Amy Jones (Managing Principal, Operations and Administration),
and Rama Krishna (Managing  Principal,  Large Cap Value). In addition,  fourteen additional  employees owned interests in the firm as of that date. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of
Pzena. As of February 28, 2005, Pzena had approximately  $11.5 billion in assets under management.

The investment  team  primarily  responsible  for the  day-to-day  management of
Pzena's allocated portion of the Fund's portfolio is as follows:

     Richard S. Pzena. President,  Managing Principal,  Chief Executive Officer,
     Co-Chief  Investment  Officer and Founder of Pzena. Mr. Pzena has worked in investment management since 1986; he has been with Pzena since 1995; and he has managed assets of the Fund since its inception.

     John P. Goetz.  Managing  Principal and Co-Chief  Investment  Officer.  Mr.
     Goetz has worked in  investment  management  since  1996;  he has been with
     Pzena  since  1996;  and he  has  managed  assets  of the  Fund  since  its inception.

                                      -8-

     A. Rama  Krishna.  Managing  Principal,  Large Cap Portfolio  Manager.  Mr.
     Krishna has worked in the  investment  business  since 1987 and  investment management since 1993; and he has been with Pzena since 2003.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

MGI US Small/Mid Cap Growth Equity Fund

Investment Objective
The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a sub-advisor  believes possess the potential for long-term capital  appreciation.
The Fund purchases equity  securities that appear to have superior  appreciation potential. Generally, these companies have higher earnings and/or revenue growth histories or expectations  relative to the Russell 2500 Index.  The Russell 2500
Index includes the 2,500 smallest companies in the Russell 3000 Index, as of the end of May of each year.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of purchase,  have a market  capitalization  between  $25  million  and the  market capitalization  of the largest company in the Russell 2500 Index  (approximately
$4 billion as of May 28, 2004). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any)
in the equity securities of small-to-medium  capitalization U.S.  companies.  If

                                      -9-

the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Fund invests in companies within the  capitalization  range described above.
However, the sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Westfield  Capital  Management,  LLC  ("Westfield"),  located  at One  Financial
Center, 23rd Floor, Boston,  Massachusetts 02111, serves as a sub-advisor to the
Fund. Westfield is an independent investment counseling firm that was founded in
1989.  Westfield is privately owned,  with key investment  professionals  having significant shareholdings in the firm.

William  Muggia is  responsible  for the  day-to-day  management of  Westfield's allocated  portion of the Fund's  portfolio.  Mr. Muggia,  the Chief  Investment
Officer and President of Westfield,  joined the firm in 1994. Prior to 2001, Mr.
Muggia served as an Executive Vice President and portfolio manager at Westfield.
The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership,  (ii) strong financial conditions,  (iii) sufficient cash flow to fund growth internally, and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list. Stocks may be sold when Westfield believes that the stocks no longer  represent  attractive  investment  opportunities,  based on the  factors described above.

                                      -10-

Mazama Capital Management ("Mazama"),  located at One Southwest Columbia Street,
Suite  1500,  Portland,  Oregon,  97258,  serves as a  sub-advisor  to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald  A.  Sauer,  Stephen  C  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 24 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Brink is a Senior Vice President, Director of Research and Portfolio Manager
at  Mazama,  and has over 27 years of  investment  experience.  Prior to joining
Mazama in 1997,  he was the  Chief  Investment  Officer  from 1991 to 1997 of US
Trust's Pacific  Northwest  Office,  where he had been employed since 1984. Mrs.
Novak  is the  Associate  Portfolio  Manager  at  Mazama  and has  over 11 years investment  experience.  Prior to  joining  Mazama  in 1999,  she was an  Equity
Analyst with Cramer Rosenthal  McGlynn,  LLC, where she specialized in small and mid-cap  stocks with a focus on consumer  discretionary  companies and secondary emphasis on consumer staples and utility/energy service companies.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins by screening a universe of over 1,500 small companies  with market  capitalizations  between $300 million and $3 billion for
desirable    financial    characteristics.    Mazama   employs   a   proprietary
price/performance model to identify a group of 300 to 400 companies that, in its judgment,  may represent attractive  investment  opportunities.  The model takes into  account both  quantitative  and  qualitative  factors in order to identify companies that meet certain criteria.  These factors include: (i) the quality of management  and key  personnel,  (ii) the  company's  ability  to meet or exceed earnings  estimates,  (iii)  estimated  return on equity  divided by a company's forward price-to-earnings ratio, and (iv) estimated earnings growth divided by a
company's  forward   price-to-earnings  ratio.  Companies  passing  the  initial screening are further analyzed by Mazama using rigorous fundamental analysis.

MGI US Small/Mid Cap Value Equity Fund

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

                                      -11-

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies  that a  sub-advisor  believes  possess the  potential  for  long-term capital  appreciation  and that appear to be undervalued at the time of purchase based on the stocks' intrinsic values relative to their current market prices.

The Fund  generally  invests in a portfolio  of companies  that,  at the time of purchase,  have a market  capitalization  between  $25  million  and the  market capitalization  of the largest company in the Russell 2500 Index  (approximately
$4 billion as of May 28,  2004).  The  Russell  2500  Index  includes  the 2,500 smallest companies in the Russell 3000 Index, as of the end of May of each year.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of
small-to-medium   capitalization  U.S.  companies.  If  the  Fund  changes  this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  sub-advisors may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

J.L.  Kaplan  Associates  ("Kaplan"),  located at 200 Berkeley  Street,  Boston,
Massachusetts  02116,  serves  as a  sub-advisor  to the Fund.  James L.  Kaplan founded Kaplan in 1976.

Mr. Kaplan,  and co-managers Paul Weisman and Regina  Wiedenski,  is responsible for the  day-to-day  management  of  Kaplan's  allocated  portion  of the Fund's
portfolio.   The  SAI  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

In managing its allocated portion of the Fund's  portfolio,  Kaplan uses a value investing  philosophy.  In  selecting  stocks,  Kaplan  considers,  among  other factors,  the issuer's  earnings power, the value of the issuer's assets and the issuer's internally generated cash flow.

Kaplan  identifies  an approved  list of potential  portfolio  holdings  using a bottom-up  process.  As many as 150 stocks might comprise Kaplan's potential buy list for the  Fund at any one  time.  Kaplan  then  analyzes  each  stock  using fundamental research, and calculates an estimated value for each stock, based on
Kaplan's  proprietary  models.  The Fund's  portfolio is constructed with stocks from the approved  list,  and  typically  does not include all the stocks on the approved list.

                                      -12-

Stocks may be sold when  Kaplan  believes  that the  stocks no longer  represent attractive investment opportunities.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035, serves as a sub-advisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs. Benson and Cooper are responsible for the day-to-day management of WCM's allocated  portion of the Fund's portfolio.  Messrs.  Benson and Cooper are both
Senior Portfolio Managers at WCM. The SAI provides additional  information about each portfolio manager's compensation,  other accounts managed by each portfolio manager and the portfolio managers' ownership of securities in the Fund, if any.

Securities Selection

In managing its  allocated  portion of the Fund's  portfolio,  Benson  follows a bottom-up,  value-oriented  investment  strategy.  Benson seeks stocks that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers. Benson seeks relatively inexpensive stocks falling into at least one of the following four  categories:  (1) neglected  stocks - stocks that have been out of favor for an extended period; (2) oversold stocks - stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)  thematic   stocks  -  stocks  that  are  likely  to  benefit  from  certain macroeconomic,  demographic  or cyclical  trends;  and (4)  earnings  turnaround stocks - companies in the early stages of an earnings recovery.

                                      -13-

Foreign Equity Fund

MGI Non-US Core Equity Fund

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed capital markets,  excluding the United States.  The Fund's investments in equity securities may include  dividend-paying  securities,  common stock and preferred  stock issued by companies of any size, as well as American,  European and Global Depositary Receipts (together, "Depositary Receipts").

In seeking to achieve the Fund's  investment  objective,  a sub-advisor  invests primarily in the equity securities  (including Depositary Receipts) of companies located  outside the United States.  Under normal  circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes, if any) in the equity securities of non-U.S. companies. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and  geographic  regions.  However,  the Fund may invest a significant portion  of its  assets in one  country  or  region,  if, in the  judgment  of a sub-advisor,  economic and business conditions warrant such investments.  To the extent that the Fund invests a significant  portion of its assets in one country or region at any time,  the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country or region than if the
Fund always  maintained a greater  degree of diversity  among the  countries and regions in which it invests.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston,  Massachusetts  02110,  serves as a  sub-advisor  to the  Fund.  GMO was founded in 1977 and is wholly-owned by its professionals.

                                      -14-

GMO manages its allocated portion of the Fund's portfolio using a team approach.
The  following  individuals  are  jointly  and  primarily  responsible  for  the day-to-day management of the Fund's portfolio:

Tom  Hancock.   Mr.   Hancock  is  the  Director  of  the   International/Global
Quantitative Portfolio Team and joined GMO in 1995.

Richard  Suvak.  Mr.  Suvak is a Portfolio  Manager on the  International/Global
Quantitative  Equity  Team.  He  joined  GMO in 1995  and has  been  part of the
International/Global Quantitative Equity Team since 1998.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

GMO's  allocated  portion of the Fund's  portfolio  generally  is managed  using
fundamental   investment   principles   and   quantitative   applications.   The
quantitative  approach  focuses  primarily  on  valuation,  but also  takes into account  stock-price  momentum as an indicator of market sentiment and trends in company fundamentals.

GMO's allocated portion of the Fund's portfolio  typically  includes between 200 and 250 stocks of varying market  capitalizations.  In  constructing  the Fund's portfolio,  GMO uses  quantitative  models to select stocks from a universe that
contains  stocks  issued  by  approximately  2,000  non-U.S.   companies.  GMO's
screening  process  seeks to identify  the most  attractive  stocks  within each geographic region. This group of stocks is analyzed further, taking into account factors such as country, sector and currency exposure.

                                      -15-

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Investment Objective

The investment objective of the Fund is to provide you total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging capital markets.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Sub-Advisors

The Advisor,  on behalf of the Fund,  has entered into  sub-advisory  agreements with sub-advisors to manage allocated  portions of the assets of the Fund. Under the sub-advisory agreements,  each sub-advisor is responsible for the day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The Fund's  sub-advisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the sub-advisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and  serves as a  sub-advisor  to the Fund.  BlackRock  was  founded  in 1988 to provide global investment  management,  risk management,  and advisory services.
While  BlackRock is a  majority-owned  indirect  subsidiary of The PNC Financial
Services Group, Inc., it operates as an investment  management firm with its own management team.

Mr.  Keith  Anderson  and Mr.  Scott Amero are  responsible  for the  day-to-day management  of  BlackRock's  allocated  portion  of the  Fund's  portfolio.  Mr.
Anderson is Chief  Investment  Officer and a Managing  Director of BlackRock and
has  been at the firm  since  1998.  Mr.  Amero,  a  Managing  Director,  joined
BlackRock in 1990. The SAI provides additional  information about each portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

                                      -16-

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk  and  liquidity  risk.  Securities  are  purchased  for the  Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard,  Pasadena,  California  91101,  serves as a sub-advisor  to the Fund.
WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

Mr.  Kenneth  Leech is  responsible  for the  day-to-day  management  of WAMCo's allocated  portion of the Fund's  portfolio.  Mr. Leech is the Chief  Investment
Officer  of WAMCo  and  joined  the firm in 1990.  The SAI  provides  additional information about the portfolio manager's  compensation,  other accounts managed by the portfolio manager and the portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target  portfolio  duration based on a 6-9 month inflation  outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
Aggregate  Bond  Index.  WAMCo  evaluates  each sector and  sub-sector  based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

                                      -17-

MGI US Short Maturity Fixed Income Fund

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given change in the market interest rate. Generally,  the price of a bond with a shorter  duration  will be less  sensitive  to changes in interest rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Sub-Advisor

Deutsche Asset Management  ("Deutsche"),  located at 150 S.  Independent  Square
West,  Philadelphia,  Pennsylvania  19106,  serves as a sub-advisor to the Fund.
Deutsche is a U.S.  based,  wholly-owned  subsidiary of Deutsche Bank AG and has been managing U.S. tax-exempt assets since 1979.

Deutsche manages the Fund using a team approach.  The following  individuals are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

Gary W.  Bartlett,  CFA.  Mr.  Bartlett,  a  Managing  Director  and  the  Chief
Investment Officer of Deutsche, joined the firm in 1992.

Warren A. Davis. Mr. Davis, a Managing  Director of Deutsche,  has been with the firm since 1995.

Thomas J. Flaherty. Mr. Flaherty, a Managing Director of Deutsche, has been with the firm since 1995.

J. Christopher Gagnier. Mr. Gagnier, a Managing Director of Deutsche, joined the firm in 1997.

William T. Lissenden.  Mr. Lissenden,  a Director of Deutsche, has been with the firm  since  2002.  Prior to that date,  he was a fixed  income  strategist  and director of research at Conseco Capital  Management,  a Director of fixed income research and product  management at  Prudential  Securities  ("Prudential")  and national sales manager for fixed income securities at Prudential.

                                      -18-

David R. Taylor, CFA. Mr. Taylor, a Managing Director of Deutsche, has been with the firm since 1998.

Timothy C. Vile.  Mr. Vile, a Managing  Director of Deutsche,  has been with the firm since 1991.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

Deutsche  approaches  fixed income  management from a bottom-up,  relative value perspective,  seeking to identify bonds that are priced inefficiently.  Deutsche believes that interest rate  forecasts are unreliable and strives to maintain an average portfolio  duration that is equal to that of the benchmark,  the Merrill
Lynch 1-3 Year Treasury  Index.  An intrinsic value is calculated for each bond, based on analysis by Deutsche of the issue's  credit  worthiness,  cash flow and liquidity.

The investment  process is driven by security  selection.  Deutsche analyzes the market  to  identify  bonds  that are  considered  to be  undervalued.  Deutsche determines a target price for each bond, and purchases  those bonds that, in the firm's judgment, are undervalued when compared with the market price. If a bonds intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

                                      -19-

Risks of the Funds' Principal Investment Strategies

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic and political  conditions and other factors.
The table below indicates which risks apply to each of the Funds.  The list that follows addresses both the common risk factors to which each Fund is subject, as well as specific risks that are  applicable to certain Funds.  These risks could adversely  affect the net asset value and total return of a Fund, the value of a
Fund's investments and your investment.

                              ------------------------------------ --------- ------------------------

                                                                   Foreign
                                           Domestic                Equity      Fixed Income
                                         Equity Funds                Fund         Funds
                              ------------------------------------ --------- ------------------------
o  Applicable                   US       US        US       US                             US
                                Large    Large  Small/Mid Small/Mid            Core       Short
                                Cap      Cap      Cap      Cap      Non-US Opportunistic  Maturity
                                Growth   Value   Growth   Value      Core     Fixed       Fixed
                                Equity   Equity  Equity   Equity    Equity    Income      Income
----------------------------- -------- -------- -------- --------- --------- --------    --------
Creditworthiness of Issuers                                                     o            o

Convertible Securities           o        o        o        o         o

Derivatives                      o        o        o        o         o         o            o

Foreign and Emerging
Markets Investments                                                   o         o

Growth Stocks                    o                 o                  o

High Yield Fixed Income
Securities                                                                      o            o

Interest Rates                   o        o        o        o         o         o            o

Management Techniques            o        o        o        o         o         o            o

Mortgage-Backed and
Asset-Backed Securities                                                         o            o

Non-Diversification              o        o        o        o         o         o            o

Portfolio Turnover                                 o

Securities Lending               o        o        o        o         o         o            o

Small and Medium
Capitalization Companies                           o        o         o

U.S. Government Agency
Obligations                                                                     o            o

                                      -20-

                              ------------------------------------ --------- ------------------------

                                                                   Foreign
                                           Domestic                Equity      Fixed Income
                                         Equity Funds                Fund         Funds
                              ------------------------------------ --------- ------------------------
o  Applicable                   US       US        US       US                             US
                                Large    Large  Small/Mid Small/Mid            Core       Short
                                Cap      Cap      Cap      Cap      Non-US Opportunistic  Maturity
                                Growth   Value   Growth   Value      Core     Fixed       Fixed
                                Equity   Equity  Equity   Equity    Equity    Income      Income
----------------------------- -------- -------- -------- --------- --------- --------    --------
Value Stocks                              o                 o         o
----------------------------- -------- -------- -------- --------- --------- --------     --------

Creditworthiness  of Issuers.  Issuers of debt  securities may be unable to make the  required  payments  of  interest  and/or  principal  at the time  that such payments  are due.  In  addition,  changes in an issuer's  credit  rating or the market's  perception of an issuer's  creditworthiness  can also adversely affect the values of the  securities  held by the Fixed Income  Funds.  While the Fixed
Income Funds primarily invest in securities of investment  grade issuers,  those issuers may still default on their obligations.

Convertible Securities. The Domestic Equity Funds and the MGI Non-US Core Equity
Fund may invest in convertible  securities  (preferred stocks,  debt instruments and other  securities  convertible  into common  stocks)  that may offer  higher income  than the  common  stocks  into  which  the  convertible  securities  are convertible or exchangeable.  While convertible securities generally offer lower yields than  non-convertible  debt securities of similar quality,  the prices of convertible  securities  may  reflect  changes in the  values of the  underlying common stocks into which such debt securities are  convertible or  exchangeable.
As a general  rule,  convertible  securities  entail  less risk than an issuer's common stock,  although  convertible  securities usually have less potential for appreciation in value than common stock.

Derivatives.  All of the Funds may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts.  Derivatives are financial instruments,  the value of which depends upon, or is derived from, the value of something else, such as one or more underlying  investments,  pools of investments,  indexes or currencies.  A sub-advisor may use derivatives  both for hedging  and  non-hedging  purposes,  although  it is  anticipated  that the
Domestic  Equity Funds' and the MGI Non-US Core Equity Fund's use of derivatives generally will be limited to maintaining  exposure to certain market segments or asset classes,  or facilitating  certain portfolio  transactions.  A sub-advisor also may choose not to use derivatives, based on the sub-advisor's evaluation of market  conditions or the availability of suitable  derivatives.  Investments in derivatives  may  be  applied  toward  meeting  a  requirement  to  invest  in a particular kind of investment if the derivatives  have economic  characteristics similar to that investment.

Derivatives  involve special risks and may result in losses.  The successful use of  derivatives  depends  on  the  ability  of a  sub-advisor  to  manage  these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of  leverage  or other  factors,  especially  in  unusual  market conditions, and may result in increased volatility.

Other risks  arise from the Funds'  potential  inability  to  terminate  or sell derivatives  positions.  A liquid  secondary market may not always exist for the
Funds'  derivatives  positions  at any  time.  In  fact,  many  over-the-counter instruments  (investments  not  traded  on an  exchange)  will  not  be  liquid.
Over-the-counter  instruments  also involve the risk that the other party to the derivative  transaction will not meet its obligations.  For further  information about the risks of derivatives, see the SAI.

                                      -21-

Foreign and Emerging  Markets  Investments.  The Foreign Equity Fund and the MGI
Core  Opportunistic  Fixed Income Fund invest in foreign securities and emerging markets.  In  addition,  the  Domestic  Equity  Funds may  invest in  Depositary
Receipts of non-U.S.  companies.  Investing in foreign  securities  and emerging markets,  including  Depositary  Receipts,  typically  involves  more risks than investing in U.S. securities.  These risks can increase the potential for losses in the Funds and affect their respective share prices. Generally,  securities of many foreign issuers may be less liquid,  and their prices may be more volatile, than the securities of comparable U.S. issuers.  Transactions  costs for foreign securities  are generally  higher than for comparable  securities  issued in the
U.S. Generally,  each of the risks involved in foreign investing are more severe for securities of issuers in countries with emerging capital markets.

     Currency  Exchange  Rates.  Foreign  securities may be issued and traded in foreign  currencies.  As a result,  the values of foreign securities may be affected by changes in exchange  rates between  foreign  currencies and the
     U.S.  dollar,  as well as between  currencies  of countries  other than the
     United  States.  For  example,  if the value of the U.S.  dollar  increases relative to a particular  foreign  currency,  an investment  denominated in that foreign currency will decrease in value because it will be worth fewer
     U.S. dollars.

     Political and Economic  Developments.  The political,  legal,  economic and social  structures  of some foreign  countries  may be less stable and more volatile  than  those in the U.S.  Investments  in these  countries  may be subject  to the risks of  internal  and  external  conflicts  and  currency devaluations.

     Regulation and Reporting Standards.  Many foreign governments may supervise and  regulate  their  financial  markets less  stringently  than the United
     States does. In addition,  foreign issuers are generally not subject to the same types of  accounting,  auditing or  financial  reporting  standards as those  applicable  to U.S.  issuers.  As a result,  with respect to foreign issuers,  there may be less publicly available  information regarding their operations and financial  condition,  and the information that is available may be less reliable.

Growth Stocks.  The MGI US Large Cap Growth Equity,  MGI US Small/Mid Cap Growth
Equity  and MGI  Non-US  Core  Equity  Funds  seek to  identify  and invest in a portfolio of companies  with strong  growth  potential.  These  companies  (both domestic and foreign) tend to have higher than average price to earnings ratios, meaning  that these  stocks are more  expensive  than  average  relative  to the companies' earnings.  The market prices of equity securities of growth companies are often  quite  volatile  since the prices may be  particularly  sensitive  to economic, market or company developments and may present a higher degree of risk of loss.

High Yield Fixed Income Securities. The MGI Core Opportunistic Fixed Income Fund
may  invest in high  yield  fixed  income  securities.  Securities  rated  below investment grade, sometimes called "junk bonds," generally have more credit risk than  higher-rated  securities.  Companies  issuing  high  yield,  fixed  income securities are not as strong financially as those issuing securities with higher
credit  ratings.   These  companies  are  more  likely  to  encounter  financial difficulties  and are more  vulnerable  to  changes  in the  economy,  such as a recession or a sustained period of rising interest rates that could affect their ability to make  interest  and  principal  payments.  If an issuer  stops making interest and/or principal payments, payments on the securities may never

                                      -22-

resume.  These  securities  may be worthless  and the Fund could lose its entire investment.  The prices of high yield,  fixed income  securities  fluctuate more
than  higher-quality  securities.   The  prices  of  high-yield,   fixed  income
securities  are  especially  sensitive to  developments  affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the companies'  stock prices and typically rise and fall in response to factors that affect stock  prices.  In addition,  the entire high yield  securities  market can  experience  sudden and sharp price  swings due to changes in economic conditions,  stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities generally  are  less  liquid  than  higher-quality  securities.  Many  of  these securities do not trade frequently,  and when they do trade, their prices may be significantly higher or lower than expected.

Interest Rates. Changes in interest rates may adversely affect the values of the securities  held in each  Fund's  portfolio.  In  general,  the  prices  of debt securities  fall when interest  rates  increase,  and rise when  interest  rates decrease.  Typically,  the  longer the  maturity  of a debt  security,  the more sensitive  the debt  security is to price  shifts as a result of  interest  rate changes.

Management Techniques.  The investment strategies,  techniques and risk analyses employed by the sub-advisors,  while designed to enhance potential returns,  may not produce the desired  results.  The  sub-advisors  may be  incorrect in their assessments  of the  value of  securities  or their  assessments  of  market  or interest rate trends, which can result in losses to the Funds.

Mortgage-Backed and Asset-Backed  Securities.  The Fixed Income Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed  securities are securities  representing  interests in pools of mortgage loans. These securities generally  provide  holders  with  payments  consisting  of  both  interest  and principal as the mortgages in the  underlying  mortgage pools are paid off. When interest  rates fall,  borrowers may refinance or otherwise  repay  principal on their  mortgages  earlier than  scheduled.  When this happens,  certain types of mortgage-backed  securities  will be  paid  off  more  quickly  than  originally anticipated,  and a Fixed  Income Fund may be forced to reinvest in  obligations with lower yields than the original obligations.

Asset-backed securities are securities for which the payments of interest and/or principal  are  backed by loans,  leases,  and other  receivables.  Asset-backed securities  are  subject to many of the same  types of risks as  mortgage-backed securities.  In addition,  issuers of  asset-backed  securities may have limited ability to enforce the security  interest in the underlying  assets,  and credit enhancements  provided to support the  securities,  if any, may be inadequate to protect investors in the event of default.

Non-Diversification.  Each Fund is  non-diversified.  As a result,  each Fund is subject  to the  risk  that it will be more  volatile  than a  diversified  fund because the Fund may invest its assets in a smaller  number of issuers.  Because of this, the gains and losses on a single  security may have a greater impact on a Fund's net asset value.

Portfolio  Turnover.  The MGI U.S. Small/Mid Cap Value Equity Fund may have high portfolio turnover,  which may result in higher costs for brokerage commissions, transaction costs and capital gains.

                                      -23-

Securities Lending.  The Funds may lend their portfolio  securities.  Securities will be loaned  pursuant to agreements  requiring that the loans be continuously
secured  by  collateral  in  cash,   short-term  debt  obligations,   government
obligations,  or bank  guarantees  at least equal to the values of the portfolio securities  subject to the loans.  The Funds bear the risk of loss in connection with the investment of any cash collateral  received from the borrowers of their securities.

Small and Medium  Capitalization  Companies.  The  securities of companies  with small and  medium  capitalizations  in which  the MGI US  Small/Mid  Cap  Growth
Equity,  MGI US Small/Mid  Cap Value Equity and MGI Non-US Core Equity Funds may
invest may involve  greater  investment  risks than securities of companies with large  capitalizations.  Small and medium  capitalization  companies may have an unproven or narrow  technological  base and limited product lines,  distribution
channels,   market   and   financial   resources,   and  the  small  and  medium
capitalization  companies also may be dependent on  entrepreneurial  management, making the companies more  susceptible to certain  setbacks and reversals.  As a result,  the  securities  of small and medium  capitalization  companies  may be subject to more abrupt or erratic movements than securities of larger companies, may  have  limited  marketability  and may be less  liquid  than  securities  of
companies   with   larger   capitalizations.   Foreign   companies   with  large
capitalizations  may be relatively small by U.S. standards and may be subject to risks  that  are  similar  to  the  risks  that  may  affect  small  and  medium capitalization  U.S.  companies.  Securities of small and medium  capitalization companies also may pay no, or only small, dividends.

U.S.  Government Agency  Obligations.  The Fixed Income Funds may invest in U.S.
government agency obligations. U.S. government agency obligations have different levels of credit  support,  and  therefore,  different  degrees of credit  risk.
Securities issued by agencies and  instrumentalities of the U.S. government that are  supported  by the full  faith and credit of the U.S.,  such as the  Federal
Housing  Administration  or  Ginnie  Mae,  present  little  credit  risk.  Other securities  issued  by  agencies  and  instrumentalities  sponsored  by the U.S.
government that are supported only by the issuer's right to borrow from the U.S.
Treasury,  subject to certain limitations,  such as securities issued by Federal
Home Loan  Banks,  and  securities  issued  by  agencies  and  instrumentalities sponsored by the U.S.  government  that are supported  only by the credit of the issuing  agencies,  such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Value  Stocks.  The MGI US Large Cap Value  Equity,  MGI US Small/Mid  Cap Value
Equity and MGI Non-US Core Equity Funds may invest in value stocks. A particular value stock may not increase in price,  as  anticipated by the  sub-advisor,  if other  investors  fail to recognize  the stock's  value or the catalyst that the sub-advisor  believes  will  increase the price of the stock does not affect the price  of the  stock  in  the  manner  or to the  degree  that  the  sub-advisor anticipates.  Cyclical stocks in which the MGI US Large Cap Value Equity, MGI US
Small/Mid  Cap Value  Equity and MGI Non-US Core Equity Funds may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but cyclical stocks also tend to lose value more quickly in economic  downturns.
These  companies may have  relatively  weak balance sheets and,  during economic downturns,  they may have  insufficient  cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

                                      -24-

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in  anticipation  of  redemptions  or prior to  investment of deposits and other proceeds in accordance with the Funds' investment  objectives and policies.  The types of short-term instruments in which the Funds may invest for such temporary purposes include short-term  fixed-income  securities (such as securities issued or  guaranteed  by the U.S.  government  or its agencies or  instrumentalities), money market mutual funds, repurchase agreements,  certificates of deposit, time deposits and bankers'  acceptances of certain qualified financial  institutions, corporate commercial paper and master demand notes. The Funds also may invest in futures  contracts and pools of futures contracts that are intended to provide a
Fund with exposure to certain  markets or asset classes.  From time to time, the
Funds also may hold short-term instruments  denominated in currencies other than the U.S. dollar.

Other Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds?

Investment Advisor and the Sub-Advisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'   experience   reviewing,   rating  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall  investment  strategies;  (ii) evaluates,  selects and recommends sub-advisors to manage all or part of the Funds' assets; (iii) when appropriate, allocates and  reallocates the Funds' assets among  sub-advisors;  (iv) monitors and evaluates  the  performance  of  sub-advisors,  including the  sub-advisors'
compliance with the investment  objectives,  policies,  and  restrictions of the
Funds; and (v) implements procedures to ensure that the sub-advisors comply with the Funds' investment objectives, policies and restrictions.

                                      -25-

When identifying possible  sub-advisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including:  an assessment of the strength of the overall  investment  management organization, the people involved in the investment process, the appropriateness of the investment product and its composites;  and an analysis of the investment
manager's  investment   philosophy  and  process,   risk-adjusted   performance,
consistency  of performance  and the style purity of the product.  The Advisor's portfolio  management  team  reviews  each  manager  that is highly rated by the
Mercer Research Group, and creates a short list for further analysis. Short list candidates are  scrutinized to evaluate  performance  and risk  characteristics, performance in up and down markets, investment styles and characteristics of the securities held in the portfolio.  The Advisor's portfolio  management team then conducts  off-site and on-site due  diligence  visits to meet the  sub-advisors'
portfolio management teams. The list of candidates is further narrowed, and each potential  sub-advisor,  in combination with the existing  sub-advisor(s) of the portfolio,  is analyzed using proprietary tools. The most compatible sub-advisor candidates are then put through an on-site  compliance  review  conducted by the
Advisor's  compliance  staff.  Results are shared with the  Advisor's  portfolio management team, after which the final selection of the sub-advisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers when  contemplating  the  termination  of a  sub-advisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its
own  analysis  of  potential  and  existing   sub-advisors   and  is  ultimately
responsible  for selecting or terminating a sub-advisor.  Therefore,  there is a possibility that the Advisor's decision with respect to a particular sub-advisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance  over time. Ravi  Venkataraman,  CFA and
David  Eisenberg,  CFA are  responsible  for  establishing  the  Funds'  overall investment strategies and evaluating and monitoring the sub-advisors in managing the Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor,  has
over fourteen years of consulting and investment advisory  experience.  Prior to his current role, Mr.  Venkataraman led the investment  consulting  practice for
Mercer IC in the  northeast  region of the United  States,  and assisted some of
Mercer IC's largest institutional clients in building multi-manager  portfolios.
As the Chief  Investment  Officer of the  Advisor,  Mr.  Venkataraman  leads the portfolio  management  team and chairs the Investment  Policy  Committee,  which
develops  the  philosophy  and  establishes  policies  for  the  business.   Mr.
Eisenberg,  a Senior  Portfolio  Manager  of the  Advisor,  has over 23 years of investment  management and consulting  experience.  He has previously  served as
Chief Equity Officer of a diversified mutual fund company and a manager of large capitalization U.S. equity portfolios.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

                                      -26-

Funds                                                               Investment
                                                                   Advisory Fee*

MGI US Large Cap Growth Equity Fund                                   _____%
MGI US Large Cap Value Equity Fund                                    _____%
MGI US Small/Mid Cap Growth Equity Fund                               _____%
MGI US Small/Mid Cap Value Equity Fund                                _____%
MGI Non-US Core Equity Fund                                           _____%
MGI Core Opportunistic Fixed Income Fund                              _____%
MGI US Short Maturity Fixed Income Fund                               _____%

*    Consists of the advisory fee plus the appropriate  sub-advisory fee payable by the Advisor to the sub-advisors.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a
written  fee  waiver  and  expense   reimbursement   agreement   (the   "expense
reimbursement  agreement")  pursuant  to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise would exceed the "Net Expenses" rates for the Class S shares of the Fund as shown in the Annual Fund Operating  Expenses  table  contained in the  "Summary  of the  Funds"  in  this  prospectus.  Pursuant  to  the  expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such  reimbursement  of the Advisor by each Fund will not cause the Fund to exceed any  applicable  expense  limiationt  that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect through April __, 2006, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

The  Advisor  has  entered  into  sub-advisory   agreements  (the  "Sub-Advisory
Agreements")  with the  sub-advisors  pursuant  to which  the  sub-advisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds. The current  sub-advisors to the Funds are identified under "What are the Funds' Principal Investment Strategies and Risks?" of this prospectus.

The Trust and the Advisor  have filed an  application  with the SEC,  seeking an exemptive  order (the  "Exemptive  Order")  that,  if issued,  would  permit the
Advisor,  subject to certain  conditions and approval by the Board,  but without shareholder  approval,  to: (i) hire new sub-advisors for the Funds; (ii) change the  terms of  particular  agreements  with  sub-advisors;  (iii)  continue  the employment of an existing sub-advisor after events that would otherwise cause an automatic termination of a sub-advisory  agreement; or (iv) reallocate assets of a Fund among  existing  or new  sub-advisors.  Within 90 days of  retaining  new sub-advisors,  shareholders  of the affected Funds will receive  notification of the changes.  The Exemptive Order, if issued,  also would relieve the Funds from the  requirement to disclose  certain fees paid to  sub-advisors  (except to any sub-advisors  affiliated  with the Advisor) in documents  filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions very similar to the conditions that are expected to be contained in the Exemptive  Order. If the

                                      -27-

Manager of Managers Rule is adopted by the SEC, the Trust,  as an alternative to the Exemptive Order, may operate in accordance with the Rule.

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the annual contract rate of [____]% of the Funds' average
daily  net  assets  for  external   administrative   services.   These  external
administrative  services include fund accounting,  daily and ongoing maintenance of  certain  Fund  records,  calculation  of the Funds'  net asset  values  (the
"NAVs"), and preparation of shareholder reports.

The Advisor  provides certain  internal  administrative  services to the Class S shares  of the  Funds,  for which the  Advisor  receives  a fee of 0.___% of the average  daily net  assets of the Class S shares of the  Funds.  These  internal administrative  services  include certain fund operations  matters,  such as the
Trust's  treasury  function;   preparation  of  shareholder  reports  and  other
shareholder  communications;  and daily legal and  compliance  services  for the
Funds.

How Do the Funds Price their Shares?

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized cost, which  approximates  market value. Each
Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments (in the opinion of the Advisor and the  sub-advisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if reported  prices are  believed by the  Advisor or the  sub-advisors  to be unreliable, these investments will be valued at their fair value. The Funds rely on third-party  pricing vendors to monitor for events  materially  affecting the values of the Funds' foreign  investments during the period between the close of foreign  markets  and the close of regular  trading on the  Exchange.  If events occur that materially affect the values of the Funds' foreign  investments,  the third-party pricing vendors will provide revised values to the Funds.

                                      -28-

Class S Shares

This prospectus offers you Class S shares of the Funds. Class S shares generally are available only to persons  making a minimum  $10,000  investment,  including retail  investors and retirement and other  institutional  investors that do not meet the  minimum  investment  requirements  for  investing  in the three  other classes of shares of the Funds (Class Y-1, Class Y-2 or Class Y-3 shares). Class
S shares do not  assess an initial  or  contingent  deferred  sales  charge.  As discussed  below,  Class S shares are  subject to a 12b-1 fee of 0.___%.  In the case of Class S shares,  shareholder servicing is performed by Mercer and/or its affiliates,  and the Class S shares pay an internal administrative fee for these services.  The  class of  shares  that is best for you  depends  on a number  of factors,  such as  whether  you are a  retirement  plan or  non-retirement  plan investor,  the amount you intend to invest,  and the level of services  that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your financial advisor,  to confirm that Class S shares are most appropriate for you.

Distribution and Service (12b-1) Plan

The Funds have adopted a plan of distribution  and service,  or "12b-1 plan," to finance the  marketing of Class S shares of the Funds and for services  provided to shareholders of the Class S shares.  The plan provides for payments at annual rates  (based on  average  net  assets) of up to 0.___% of each  Fund's  Class S shares.  These fees are used to pay service  fees to  financial  intermediaries, such as qualified  dealers and retirement  recordkeepers,  for providing certain shareholder  services.  Because  these fees are paid out of the Funds' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

How Do I Buy Class S Shares?

The Funds sell their  Class S shares at the  offering  price,  which is the NAV.
Class S shares may not be  available  through  certain  financial  advisors  and retirement plan administrators or recordkeepers.

Class S shares may be  purchased  through  your  financial  advisor or  directly through PFPC Inc., the Funds' transfer agent (the "transfer agent"),  located at
4400 Computer  Drive,  Westborough,  Massachusetts  01581.  If you are a defined contribution  retirement plan, Class S shares also may be purchased through your retirement plan  administrator  or  recordkeeper.  Your financial  advisor,  the
Funds' transfer agent or your retirement plan administrator or recordkeeper,  as applicable,  generally must receive your completed buy order before the close of regular  trading  on the  Exchange  for your  shares to be bought at that  day's offering  price.  Your financial  advisor or retirement  plan  administrator  or recordkeeper,  as applicable,  will be responsible  for furnishing all necessary documents to the Funds' transfer  agent,  and may charge you for these services.
If you wish to purchase Class S shares directly from the Funds, you may complete an order form and write a check for the  amount of Class S shares  that you wish to buy, payable to the Trust.  Return the completed form and check to the Funds'
transfer agent.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

                                      -29-

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to open a Fund  account.  Investors  must provide their full name, residential or business address, social security or tax identification  number,  and date of birth (as  applicable).  Entities,  such as
trusts,  estates,  corporations  and  partnerships,   must  also  provide  other
identifying  information.  The  Funds  or their  agents  may  share  identifying information with third parties for the purpose of verification. If a Fund or its agents cannot verify identifying  information after opening an account, the Fund reserves the right to close the account.

Frequent Trading of Fund Shares

The Funds, the Advisor and Mercer Securities, a division of MMC Securities Corp.
and the Trust's distributor (the "Distributor"), reserve the right to reject any purchase  order for any  shares of any  class of the Funds for any  reason.  The
Funds are not designed to serve as vehicles for frequent  trading in response to short-term  fluctuations  in the  securities  markets.  Accordingly,  purchases, including those that are part of exchange activity,  that the Funds, the Advisor or the Distributor has determined  could involve actual or potential harm to the
Funds may be  rejected.  Frequent  trading of Fund shares may lead to  increased costs to the Funds  and less  efficient  management  of the  Funds'  portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

The Board has adopted the  following  policies  and  procedures  with respect to frequent purchases and redemptions of the Funds' shares. Each Fund will impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 60 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to  offset  brokerage  commissions,  market  impact  and  other  costs associated with short-term trading. The short-term trading fee will not apply in certain  circumstances,  such as redemptions to pay  distributions or loans from certain defined contribution plans, redemptions for loan repayment,  redemptions from certain omnibus accounts,  redemptions in the event of shareholder death or
post-purchase  disability,   and  redemptions  made  as  part  of  a  systematic
withdrawal plan. For purposes of determining  whether the short-term trading fee applies,  the  shares  that  were  held  the  longest  will be  redeemed  first.
Administrators,  trustees  or  sponsors  of  retirement  plans  also may  impose short-term trading fees. Please see the SAI for details.

How Do I Sell Class S Shares?

You can sell your Class S shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor or directly to the Funds,  depending upon through whom and how you own your Class S shares. Payment for redemption

                                      -30-

may be delayed until a Fund collects the purchase price of shares,  which may be up to 10 calendar days after the purchase date.

Selling Class S Shares through Your Financial Advisor

Your  financial  advisor  must  receive  your  request to sell Class S shares in proper  form  before the close of regular  trading  on the  Exchange  for you to receive  that  day's  NAV.  Your  financial  advisor  will  be  responsible  for furnishing  all  necessary  documents to the Funds'  transfer  agent on a timely basis and may charge you for his or her services.

Selling Class S Shares Directly to the Funds

The Funds'  transfer  agent must  receive your request to sell Class S shares in proper  form  before the close of regular  trading on the  Exchange  in order to receive that day's NAV.

By mail. Send a letter of instruction  signed by all registered  owners or their legal representatives to the Funds' transfer agent.

By  telephone.  You may use the Funds'  transfer  agent's  telephone  redemption privilege to redeem Class S shares valued at less than $100,000  unless you have notified the Funds'  transfer agent of an address change within the preceding 15 days, in which case other requirements may apply.  Unless you indicate otherwise on the account  application,  the Funds'  transfer  agent will be  authorized to accept redemption instructions received by telephone.

The telephone redemption privilege may be modified or terminated without notice.

Additional Requirements

In certain  situations,  for example, if you sell Class S shares with a value of
$100,000  or more,  the  signatures  of all  registered  owners  or their  legal representatives  must be  guaranteed by a bank,  broker-dealer  or certain other financial institutions.  In addition, the Funds' transfer agent usually requires additional  documents  for  the  sale  of  Class  S  shares  by  a  corporation,
partnership,   agent  or  fiduciary,  or  a  surviving  joint  owner.  For  more information  concerning  the  relevant  signature  guarantee  and  documentation requirements, contact the Funds' transfer agent.

When Will the Funds Pay Me?

Each Fund  generally  sends you payment for your Class S shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class S shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

                                      -31-

The Funds also reserve the right to close any account if the account value falls below the Funds' minimum account level (presently _______________) or if you are deemed  to engage in  activities  that are  illegal  (such as late  trading)  or otherwise believed to be detrimental to the Funds (such as market timing) to the fullest extent permitted by law.

How Do I Exchange Class S Shares?

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class S shares of the Fund for the Class S shares of another Fund at NAV. If you hold your Class S shares through a financial advisor, contact the financial  advisor  regarding the details of how to exchange your shares. If you
hold  your  Class  S  shares  through  a  retirement  plan,   contact  the  plan
administrator or recordkeeper for details of how to exchange your shares. If you hold your Class S shares  directly with the Funds,  contact the Funds'  transfer agent,  and  complete  and  return  an  Exchange  Authorization  Form,  which is available from the transfer agent. A telephone  exchange  privilege is currently available for amounts up to $500,000.  Ask the Advisor,  your financial advisor, your plan  administrator  or  recordkeeper,  or the Funds'  transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 60 days or less. Administrators,  trustees or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of  exchanges or reject any  exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a negative effect on the Fund or the other Funds.  Consult the Funds, the Advisor,  or your plan administrator or recordkeeper before requesting an exchange.

Fund Distributions and Taxes

Dividends and Distributions

Income  dividends are normally  declared and paid once each year in [ ]. Capital gains, if any, are distributed  annually.  The amount of any distributions  will vary, and there is no guarantee that a Fund will pay either income  dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are a retail  shareholder  of the Class S shares of a Fund, or an  institutional investor other than a retirement  plan,  you will receive  income  dividends and capital gains distributions in additional Class S shares of the Fund, unless you notify your  investment  professional  or the Fund in writing  that you elect to receive them in cash. Distribution options may be changed by retail shareholders

                                      -32-

and  institutional  shareholders  (other than  retirement  plans) at any time by requesting a change in writing.  All  dividends  and capital gain  distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in the Class S shares of a Fund shortly before the Fund makes a  distribution,  you may receive some of your  investment back in the form of a taxable distribution.

Taxes

Dividends and capital gains distributed by the Funds to tax-deferred  retirement plan accounts are not taxable currently.

In general,  if you are a taxable investor,  distributions by a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by the Funds may be qualified dividend income eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

By law,  a Fund  must  withhold  a portion  of your  taxable  distributions  and redemption proceeds unless you:

o    provide your correct social security or taxpayer identification number,

o    certify that this number is correct,

o    certify that you are not subject to backup withholding, and

o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class S shares of one Fund for Class S shares of a  different  Fund is the  same  as a sale.  Generally,  exchanges  within  a tax-deferred  retirement  plan account will not result in a capital gain or loss for federal or state income tax purposes.  Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

                                      -33-

If you are a taxable  investor,  Fund  distributions  and gains from the sale of your Fund shares  generally  are subject to state and local  taxes.  Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in the Funds.

Financial Highlights

No financial  information  is presented  for the Funds because the Funds had not commenced operations prior to the date of this prospectus.

                                      -34-

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

  Prior Performance of Mercer Investment Consulting, Inc. and the Sub-Advisors

Because the  employees of the Advisor and the  sub-advisors  who will manage the
Funds have advised other accounts in a  substantially  similar manner to the way in which the Funds  will be  managed,  the  following  supplemental  performance information  is being  provided  to assist  prospective  investors  in making an informed investment decision.

Although the Funds have not had investment  operations prior to the date of this prospectus,  Mercer Investment Consulting,  Inc. ("Mercer"), an affiliate of the
Advisor,  has managed private investment companies and certain advisory accounts
(together, the "Mercer Accounts") that have investment objectives,  policies and strategies that are substantially similar, but not necessarily identical, to the investment objective, policies and strategies of each Fund. Messrs. Venkataraman and Eisenberg, the employees of Mercer who have managed the Mercer Accounts, are the same  individuals at the Advisor (which was formed in 2004) who will oversee the  sub-advisors'  management  of the Funds.  In the following  pages,  we have included performance information about the Mercer Accounts relevant to each Fund for comparison purposes,  BUT THE MERCER ACCOUNTS ARE SEPARATE AND DISTINCT FROM
THE FUNDS.  THE  PERFORMANCE  OF THE MERCER  ACCOUNTS  PRESENTED  BELOW DOES NOT
GUARANTEE  SIMILAR  RESULTS  FOR THE FUNDS,  IS NOT THE  FUNDS'  OWN  HISTORICAL
PERFORMANCE,  AND SHOULD NOT BE  CONSIDERED  AS A SUBSTITUTE  FOR THE FUNDS' OWN
PERFORMANCE.

The  performance of the Mercer Accounts may not be comparable to the performance of the Funds because of the following differences:

     o    brokerage commissions and dealer spreads,

     o    expenses (including management fees),

     o    the size of the investment in a particular security in relation to the overall portfolio size,

     o    the  timing of  purchases  and sales  (including  the effect of market conditions at that time),

     o    the timing of cash flows into the portfolio, and

     o    the availability of cash for new investments.

The  performance  of the  Mercer  Accounts  also  may not be  comparable  to the performance of the Funds because the Mercer Accounts,  unlike the Funds, are not registered under the 1940 Act, and, consequently, may not be required to:

     o    redeem shares upon request,

                                      A-1

     o    meet certain diversification requirements, or

     o    comply  with the tax  restrictions  and  investment  limitations  that govern mutual funds.

For  each  Fund,  the  performance  of the  relevant  Mercer  Accounts  has been calculated by combining the performance of all  substantially  similarly managed advisory  accounts  (including  private  investment  companies) into a composite
(each a "Mercer  Composite"),  and has been  calculated in  accordance  with the requirements of the AIMR standards. The past performance of the Mercer Composite has been calculated net of fees and trading  expenses.  The total operating fees and  expenses  of the Mercer  Composite  may be lower  than the total  operating expenses  of the Funds,  in which case the Mercer  Composite  performance  shown would have been lower had the total operating expenses of the Funds been used to compile the Mercer Composite performance.

The tables on the following  pages show the average annual total returns of each
Mercer  Composite for the periods ended [March 31, 2005].  Average  annual total return  represents  the average  change  over a specified  period of time in the
value  of  an  investment  after   reinvesting  all  income  and  capital  gains
distributions.  Also included for  comparison are  performance  figures for each
Fund's benchmark.

For each sub-advisor,  we have also presented prior performance  information for all  investment  companies  and advisory  accounts  with  substantially  similar investment  objectives,  policies and  strategies  to the Funds  (together,  the
"Sub-Advisor  Composites")  that  each  sub-advisor  sub-advises.   The  Advisor
requires  each   sub-advisor  to  include  in  its  Sub-Advisor   Composite  the
performance  of all  substantially  similar  advisory  accounts  and  investment companies of the  sub-advisor to help ensure that the sub-advisor is showing the performance  of all such advisory  accounts and  investment  companies,  and not solely the best  performing  advisory  accounts and  investment  companies.  The
Advisor  has  required  that  the  sub-advisors  make  certain   representations
concerning the  appropriate  presentation  and  calculation  of the  Sub-Advisor
Composites' performance.

AS IN THE CASE OF THE  PERFORMANCE  OF THE MERCER  COMPOSITES,  THE  SUB-ADVISOR
COMPOSITES'  PERFORMANCE  IS NO GUARANTEE OF RESULTS IN MANAGING THE FUNDS.  THE
SUB-ADVISOR  COMPOSITES'  PERFORMANCE FIGURES ARE NOT THE HISTORICAL PERFORMANCE
OF THE FUNDS,  ARE  SEPARATE  AND  DISTINCT  FROM THE  FUNDS,  AND SHOULD NOT BE
CONSIDERED AS A SUBSTITUTE FOR THE FUNDS' OWN  PERFORMANCE.  The  performance of the Sub-Advisor Composites may not be comparable to the performance of the Funds for the same reasons as are stated above relating to the Mercer Composites.

The prior  performance of the Sub-Advisor  Composites has been calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Sub-Advisor  Composites  may be lower than the total  operating  expenses of the
Funds, in which case the Sub-Advisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Sub-Advisor Composites performance.

                                      A-2

The tables on the following  pages show the average annual total returns of each
Sub-Advisor  Composite for the periods ended [March 31, 2005]. Also included for comparison are performance figures for each Fund's benchmark.

WHEN  CONSIDERING  THE  MERCER AND THE  SUB-ADVISOR  COMPOSITES  (TOGETHER,  THE
"COMPOSITES"),  INVESTORS SHOULD NOTE UNUSUAL  SHORT-TERM  PERFORMANCE CANNOT BE
SUSTAINED   INDEFINITELY,   AND   INVESTORS   ARE  ADVISED  TO  REVIEW   SHORT-,
INTERMEDIATE-,   AND  LONG-TERM  RETURNS  WHEN  EVALUATING   PERFORMANCE.   PAST
PERFORMANCE  CANNOT  GUARANTEE  FUTURE  RESULTS.  IN ADDITION,  THE  PERFORMANCE
INFORMATION  PRESENTED FOR THE  COMPOSITES IS CURRENT AS OF THE DATE SHOWN,  BUT
MAY NOT BE CURRENT AS OF THE DATE YOU ARE REVIEWING THE APPENDIX.  CONSEQUENTLY,
THE PERFORMANCE OF THE COMPOSITES MAY VARY FROM THAT SHOWN.

THE  PERFORMANCE  OF  THE  SUB-ADVISOR  COMPOSITES  SHOWN  WAS  PREPARED  BY THE
SUB-ADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

                           [COMPOSITES TO BE INSERTED]

                                      A-3

If  you  want  more  information   about  the  Funds,  the
following documents are available free upon request:

Annual/Semi-Annual Reports
                                                            MGI Funds
Additional  information about each Fund's investments will
be available in the Fund's annual and  semiannual  reports  MGI US Large Cap Growth Equity Fund to  shareholders.  As of  the  date  of  this  prospectus,  MGI US Large Cap Value Equity Fund annual  and  semi-annual  reports  are not  yet  available  MGI US Small/Mid Cap Growth Equity Fund
because the Funds have not commenced operations.            MGI US Small/Mid Cap Value Equity Fund
                                                            MGI Non-US Core Equity Fund
Statement of Additional Information (SAI)                   MGI Core Opportunistic Fixed Income Fund
                                                            MGI US Short Maturity Fixed Income Fund
The SAI  provides  more  detailed  information  about  the
Funds  and  is   incorporated   by  reference   into  this  Prospectus
prospectus (i.e., it is legally  considered a part of this
prospectus).

You  may  discuss  your  questions   about  the  Funds  by
contacting  your plan  administrator  or  recordkeeper  or
financial  advisor.  You may  obtain  free  copies  of the
Funds'  annual  and  semiannual  reports  and  the  SAI by
contacting the Funds directly at _______________.

You may  review  and copy  information  about  the  Funds,
including  shareholder  reports and the SAI, at the Public
Reference Room of the  Securities and Exchange  Commission
in Washington,  D.C. You may obtain  information about the
operations of the SEC's Public  Reference  Room by calling  May __, 2005 the SEC at  1-202-942-8090.  You may get copies of reports
and other information about the Funds:

o    For a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
     SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o    Free  from  the  EDGAR   Database  on  the  SEC's   Internet   website  at:
     http://www.sec.gov.

MGI Funds
Investment Company Act File No. __________

      Preliminary Statement of Additional Information, dated March __, 2005
                              Subject to Completion

                                    MGI Funds
                                    ---------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May__ , 2005

MGI Funds (the  "Trust")  is an  open-end  management  investment  company  that currently  offers  shares in seven  separate and distinct  series,  representing separate  portfolios of investments (each individually  referred to as a "Fund,"
and collectively  referred to as the "Funds").  Each Fund has its own investment objective. The seven Funds are:

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Each Fund offers interests in four classes of shares:  Class S, Class Y-1, Class
Y-2 and Class Y-3.

Mercer Global Investments, Inc. (the "Advisor") serves as the investment advisor of the Funds.

This Statement of Additional  Information ("SAI") is not a prospectus and should be read only in conjunction with the Funds' current Prospectuses, each dated May
[__],  2005.  A copy of a  Prospectus  may be  obtained  by  calling  your  plan administrator or recordkeeper or financial advisor, or by calling the Trust toll free at [__________].  Each Prospectus contains more complete  information about the Funds. You should read it carefully before investing.

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES
MAY NOT BE SOLD UNTIL THE  REGISTRATION  STATEMENT FILED WITH THE SECURITIES AND
EXCHANGE  COMMISSION  IS  EFFECTIVE.  THIS  SAI IS NOT AN  OFFER  TO SELL  THESE
SECURITIES AND IS NOT  SOLICITING AN OFFER TO BUY THESE  SECURITIES IN ANY STATE
WHERE THE OFFER OR SALE IS NOT PERMITTED.

             ------------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARENTEE.
             ------------------------------------------------------

       Mortgage-Backed Securities, Mortgage Pass-Through

                                       i

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES..39

FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT

                                       ii

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware  statutory  trust organized on March 11, 2005. The Trust currently  offers shares in the following  seven series,  representing  separate portfolios of investments: MGI US Large Cap Growth Equity Fund, MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund and MGI US Short Maturity Fixed Income Fund.

Each Fund  currently  offers four classes of shares:  Class S shares,  Class Y-1 shares,  Class Y-2 shares and Class Y-3 shares  (Class Y-1,  Class Y-2 and Class
Y-3 shares are  together,  the "Class Y Shares").  Class S shares  generally are available only to persons making a minimum $10,000 investment,  including retail investors and retirement and other institutional  investors that do not meet the minimum  investment  requirements for the Class Y Shares.  Class S shares do not assess an initial or contingent  deferred sales charge ("CDSC").  Class S shares are  subject  to 12b-1  service  fee of  0.___%.  Class Y Shares  generally  are available  only  to  clients  of the  Advisor,  and to  institutional  investors
(including  certain  retirement plans, which include defined benefit and defined contribution  plans)  that  meet  the  eligibility  requirements  listed  in the
Prospectus for the Class Y Shares. Class Y Shares do not assess an initial sales charge or a CDSC. Class Y-1 shares are subject to a 12b-1 service fee of 0.___%.
Class Y-2  shares and Class Y-3  shares  are not  subject  to annual  12b-1 plan expenses.

DIVERSIFICATION STATUS

Each Fund is  classified  as  "non-diversified"  for purposes of the  Investment
Company Act of 1940, as amended (the "1940 Act"),  which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single  issuer.  To the extent that a Fund, as a non-diversified  investment  company,  makes  investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks
associated   with  that  issuer  is   increased.   Because   each  Fund,   as  a
non-diversified  investment company,  may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price  volatility than that  experienced by diversified investment companies.

GENERAL DEFINITIONS

As used throughout this SAI, the following terms shall have the meanings listed:

"1940 Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  shall mean Investors Bank & Trust Company,  which serves as the
Funds' administrator.

"Advisor" shall mean Mercer Global Investments, Inc., which serves as the Funds'
investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Custodian"  shall mean  Investors  Bank & Trust  Company,  which  serves as the
Funds' custodian.

"Distributor" shall mean Mercer Securities,  a division of MMC Securities Corp., which serves as the Trust's principal underwriter.

"Domestic  Equity Funds" shall mean the MGI US Large Cap Growth Equity Fund, MGI
US Large Cap Value Equity Fund,  MGI US Small/Mid Cap Growth Equity Fund and MGI
US Small/Mid Cap Value Equity Fund.

"Equity Funds" shall mean the Domestic Equity Funds and the Foreign Equity Fund.

"Foreign Equity Fund" shall mean the MGI Non-US Core Equity Fund.

"Fixed Income Funds" shall mean the MGI Core Opportunistic Fixed Income Fund and
MGI US Short Maturity Fixed Income Fund.

"Funds"  shall mean the MGI US Large Cap Growth  Equity  Fund,  MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund and MGI US Short Maturity Fixed Income Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Subadvisor" shall mean a sub-advisor to a Fund.

"Trust"  shall  mean  MGI  Funds,  an  open-end  management  investment  company registered under the 1940 Act.

"1933 Act" shall mean the Securities Act of 1933, as amended.

INVESTMENT STRATEGIES

In addition to the securities and financial  instruments described in the Funds'
Prospectuses,  the  Funds are  authorized  to employ  certain  other  investment strategies  and to invest in certain  other types of  securities  and  financial instruments,  as  described  below.  Not  every  Fund  will  utilize  all of the investment strategies, or invest in all of the types of securities and financial instruments that are listed.

ALL FUNDS
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BORROWING

A Fund may borrow money as a temporary measure for extraordinary  purposes or to facilitate redemptions.  A Fund also may borrow money for investment purposes. A
Fund  will not  borrow  money in  excess  of 33 1/3% of the  value of its  total assets.  Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset  coverage  shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays),  or such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowings shall be at least 300%.

CASH AND SHORT-TERM INVESTMENTS

A Fund may  invest  a  portion  of its  assets  in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations,  the U.S.  government and its agencies and  instrumentalities  and banks and finance companies, which may be denominated in any currency.

A Fund may  invest a portion  of its  assets in  shares  issued by money  market mutual funds. A Fund also may invest in collective  investment vehicles that are managed by an unaffiliated investment manager,  pending investment of the Fund's assets in portfolio  securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents,  up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any currency  (although such holdings may not constitute "cash or cash  equivalents"
for tax  diversification  purposes  under the  Code).  When a Fund  invests  for temporary defensive purposes,  such investments may affect the Fund's ability to achieve its investment objective.

LOANS OF PORTFOLIO SECURITIES

A Fund  may  lend its  portfolio  securities  to  qualified  broker-dealers  and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total  assets of the  Fund.  Collateral  will  consist  of U.S.  and
non-U.S.  securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or  insolvency of a borrower of a
Fund's portfolio  securities.  A Fund may not retain voting rights on securities while they are on loan.

The Funds  participate  in a securities  lending  program under which the Funds'
custodian,  Investors Bank & Trust Company (the  "Custodian"),  is authorized to lend Fund portfolio  securities to qualified  institutional  investors that post appropriate collateral.  The Custodian receives a portion of the interest earned on any reinvested collateral.

REPURCHASE AGREEMENTS

When a Fund enters into a repurchase  agreement,  it purchases securities from a bank or broker-dealer,  which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a  repurchase  agreement  having  more than seven days  remaining  to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

Repurchase  agreements are  securities  for purposes of the tax  diversification requirements  that  must be met  for  pass-through  treatment  under  the  Code.
Accordingly, each Fund will limit the value of its repurchase agreements on each of the quarterly  testing dates to ensure  compliance  with  Subchapter M of the
Code.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities  dealers believed to be creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed price,  which is  generally  equal to the original  sales price plus  interest.  A Fund retains  record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved.  In connection with each reverse repurchase agreement  transaction,  a
Fund will direct the Custodian to designate  cash, U.S.  government  securities, equity securities and/or investment and non-investment  grade debt securities as segregated  assets of the Fund in an amount equal to the repurchase  price. When
engaging  in  (or  purchasing)   reverse  repurchase   agreements,   when-issued
securities,   options,   futures,   forward   contracts   or  other   derivative
transactions,  a Fund will cause the  Custodian  to  earmark on the  Custodian's books cash, U.S.  government  securities or other liquid  portfolio  securities, which shall be unencumbered  and  marked-to-market  daily.  (Any such assets and securities designated as segregated by the Custodian on its records are referred to in  this  SAI as  "Segregated  Assets.")  Such  Segregated  Assets  shall  be maintained in accordance with pertinent positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Fund may decline below the price of the securities the
Fund has sold but is obligated to repurchase  under the agreement.  In the event the  buyer  of  securities  under  a  reverse  repurchase  agreement  files  for bankruptcy or becomes  insolvent,  a Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase  agreements are considered  borrowings by a Fund and as such, are subject to the same investment limitations.

SWAPS

A Fund may  engage in swaps,  including,  but not  limited  to,  interest  rate, currency  and index  swaps and the  purchase  or sale of related  caps,  floors, collars and other  derivative  instruments.  A Fund  expects to enter into these transactions  to  preserve  a return  or spread on a  particular  investment  or portion of the  portfolio's  duration,  to protect  against any  increase in the price of securities the Fund anticipates  purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest  rate swaps  involve the exchange by a Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal.  Currency  swaps  involve  the  exchange  of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated with ordinary  portfolio security  transactions.  If a sub-advisor is incorrect in its forecast of market values,  interest rates and other applicable factors,  the  investment  performance  of a Fund will be less favorable than it would  have been if this  investment  technique  were never  used.  Swaps do not involve the delivery of securities or other underlying assets or principal,  and are subject to  counterparty  risk.  If the other party to a swap  defaults  and fails to consummate the  transaction,  a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually  entitled to receive.
Under Internal Revenue Service rules, any lump sum payment received or due under the notional  principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The  equity  swaps  in  which  a  Fund  may  invest  involve  agreements  with a counterparty. The return to a Fund on any equity swap contract will be the total return on the  notional  amount of the  contract  as if it were  invested in the stocks comprising the contract index in exchange for an interest component based on the notional  amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund  paying or  receiving,  as the case may be, only the net amount of the  payments.  Payments  under  an  equity  swap  contract  may be  made at the conclusion of the contract or periodically during its term.

If there is a default by the  counterparty  to a swap  contract,  a Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual  remedies. A Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it

pursuant  to a swap  contract.  However,  the  amount  at risk  is only  the net unrealized  gain,  if any,  on the swap,  not the entire  notional  amount.  The sub-advisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe  that a Fund's  obligations  under swap contracts are senior securities and, accordingly,  the Funds will not treat them as being subject to their borrowing or senior securities restrictions.  However, the net  amount  of the  excess,  if  any,  of a  Fund's  obligations  over  its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the  accrued  excess  amount  will be  segregated  on the  books of the
Custodian in  accordance  with SEC  positions.  To the extent that a Fund cannot dispose  of a swap in the  ordinary  course of  business  within  seven  days at approximately  the value at which the Fund has  valued  the swap,  the Fund will treat the swap as illiquid and subject to the Fund's  overall  limit on illiquid investments of 15% of the Fund's net assets.

FUTURES

A Fund may enter into contracts for the purchase or sale for future  delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery to a Fund of the securities or foreign  currency  called for by the  contract  at a specified  price  during a specified  future  month.  When a futures contract is sold, a Fund incurs a contractual  obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures  transaction,  it must  deliver to the futures commission  merchant  selected  by the Fund an amount  referred  to as  "initial margin."  This  amount is  maintained  by the futures  commission  merchant in a segregated account at the custodian bank.  Thereafter,  a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such  account in  accordance with controls set for such accounts,  depending upon changes in the price of the underlying  securities  subject to the futures contract.  A Fund also may effect futures  transactions  through futures commission  merchants that are affiliated with the  Advisor,  a  sub-advisor  or the Fund in  accordance  with  procedures adopted by the Board.

A Fund may enter into futures  transactions  on domestic  exchanges  and, to the extent such  transactions  have been approved by the Commodity  Futures  Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  a Fund may sell stock index futures in anticipation  of, or during, a market  decline to attempt to offset  the  decrease  in the market  value of its common  stocks  that  might  otherwise  result,  and a Fund  may  purchase  such contracts  in order to offset  increases  in the cost of common  stocks  that it intends to  purchase.  Unlike other  futures  contracts,  a stock index  futures contract  specifies  that no delivery of the actual  stocks  making up the index will take place. Instead,  settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

A Fund may enter into futures  contracts to protect  against the adverse effects of fluctuations in security  prices,  interest or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities owned by the Fund.
If interest rates did increase,  the value of the debt  securities in the Fund's portfolio  would  decline,  but the value of the futures  contracts  to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing  exposure to a particular  currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated  benefits of futures  contracts,  or may realize a loss.
For  example,  if a Fund is hedged  against  the  possibility  of an increase in interest rates that would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit  of the  increased  value  that it has  because  it  would  have offsetting losses in its futures position. In addition,  in such situations,  if the Fund has  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that reflect the rising market.  A Fund may be  required  to sell  securities  at a time  when it may be disadvantageous to do so.

OPTIONS

A Fund may purchase and write call or put options on foreign or U.S.  securities and  indices  and  enter  into  related  closing  transactions.  A Fund also may purchase  exchange-listed  call options on particular  market segment indices to achieve temporary exposure to a specific industry.

A Fund may  invest in  options  that are  either  listed on U.S.  or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse  impact on a Fund's  ability to  effectively  hedge its securities.  A Fund will only  invest in such  options to the extent  consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options--A Fund may purchase call options on securities.  When a
Fund  purchases a call  option,  in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call options is that a Fund may alter its portfolio  characteristics and modify its portfolio  maturities  without incurring the cost associated with transactions.

A Fund may,  following the purchase of a call option,  liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium  paid to purchase the  original  call option;  the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time,  and for some options no  secondary  market on an exchange may exist. In such event,  it may not be possible to effect closing  transactions in particular  options,  with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund, in which event the
Fund would  realize a capital loss,  which will be short-term  unless the option was held for more than one year.

Covered Call Writing--A Fund may write covered call options from time to time on such portions of its portfolio,  without limit,  as a sub-advisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional  income.  However,  if the security rises in value,  the Fund may not fully participate in the market appreciation.

During the option  period for a covered call option,  the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an  option  of the same  series  as the  option  previously  written,  cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to  permit  the sale of the  underlying  security  or to  enable a Fund to write another call option on the underlying  security with either a different exercise price or  expiration  date or both. A Fund may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether  the net  amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss also may be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires  unexercised,  a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain,  however,  may be  offset  by  depreciation  in the  market  value  of the underlying  security during the option period. If a call option is exercised,  a
Fund will realize a gain or loss from the sale of the underlying  security equal to the difference  between the cost of the underlying  security and the proceeds of the sale of the  security  plus the amount of the  premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an  absolute  and  immediate  right  to  acquire  that  security  without additional cash  consideration (or for additional cash  consideration  held in a segregated  account by the  Custodian)  upon  conversion  or  exchange  of other securities  held by the Fund.  A call option is also deemed to be covered if the
Fund holds a call on the same security and in the same  principal  amount as the call  written  and the  exercise  price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price  of the  call  written  if the  difference  is  maintained  by the Fund in
Segregated Assets in a segregated account with the Custodian.

Purchasing  Put Options--A  Fund also may purchase put options.  A Fund will, at all times during which it holds a put option,  own the security  covered by such option.

A put  option  purchased  by a  Fund  gives  it the  right  to  sell  one of its securities  for an  agreed  price up to an  agreed  date.  The  Funds  intend to purchase put options, at the discretion of the sub-advisors, in order to protect against a decline  in the  market  value of the  underlying  security  below the exercise  price less the premium paid for the option  ("protective  puts").  The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated  security in its portfolio without actually selling the security.
If the  security  does not drop in  value,  a Fund  will  lose the  value of the premium  paid.  A Fund may sell a put option  that it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such  sale will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option that is sold.

A Fund may sell a put  option  purchased  on  individual  portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Writing Put Options--A Fund also may write put options on a secured basis, which means that a Fund will  maintain  in a  segregated  account  with the  Custodian
Segregated Assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of Segregated Assets held in the segregated  account will be adjusted on a daily basis to reflect  changes in the market prices of the  securities  covered by the put option written by the Fund.
Secured  put  options  will  generally  be  written  in  circumstances  where  a sub-advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current  market price of the security.  In such event,  a
Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  a Fund  may  wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. A Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

INDEX OPTIONS

A Fund may  purchase  exchange-listed  call  options  on stock and fixed  income indices and sell such options in closing sale transactions for hedging purposes.
A Fund also may purchase call options on indices  primarily as a substitute  for taking positions in certain  securities or a particular  market segment.  A Fund also may purchase call options on an index to protect  against  increases in the price of  securities  underlying  that index that the Fund  intends to  purchase pending its ability to invest in such securities.

In addition,  a Fund may purchase put options on stock and fixed income  indices and sell such  options in closing  sale  transactions.  A Fund may  purchase put options on broad market indices in order to protect its fully invested portfolio from a general market  decline.  Put options on market segments may be bought to protect a Fund from a decline in value of  heavily  weighted  industries  in the
Fund's portfolio. Put options on stock and fixed income indices also may be used to protect a Fund's investments in the case of one or more major redemptions.

A Fund also may write  (sell)  put and call  options  on stock and fixed  income indices.  While the option is open, a Fund will  maintain a  segregated  account with the Custodian in an amount equal to the market price of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or less than (in the case of a put) the  exercise  price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in
U.S.  dollars times a specified  multiplier (the  "multiplier").  The indices on which options are traded include both U.S. and non-U.S. markets.

SPECIAL RISKS OF OPTIONS ON INDICES

A Fund's  purchases of options on indices will subject it to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the  price of a  particular  security,  whether  a Fund will realize a gain or loss on the  purchase  of an option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment  rather than  movements in the price of a  particular  security.
Accordingly,  successful  use by a Fund of  options  on  indices is subject to a sub-advisor's  ability to predict  correctly  the  direction of movements in the market  generally or in a particular  industry or market segment.  This requires different  skills  and  techniques  than  predicting  changes  in the  prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted,  causing  the trading of options on that index to be  halted.  If a trading  halt

                                       10

occurred,  a Fund would not be able to close out options  that it had  purchased and the Fund may incur losses if the  underlying  index moved  adversely  before trading  resumed.  If a trading halt occurred and  restrictions  prohibiting the exercise of options  were  imposed  through the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value  that  may  not  reflect  current  price  information  for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final  determination  of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised option to fall  "out-of-the-money," a Fund will be required to pay the difference  between the closing index value and the exercise price of the option
(times the applicable multiplier) to the assigned writer. Although a Fund may be able to  minimize  this risk by  withholding  exercise  instructions  until just before the daily  cutoff time or by selling  rather than  exercising  the option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk entirely  because the cutoff times for index options may be earlier  than  those  fixed  for other  types of  options  and may occur  before definitive closing index values are announced.

RULE 144A AND ILLIQUID SECURITIES

A Fund may  invest  in  securities  that are  exempt  under  Rule  144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional investors.

The Board has instructed each  sub-advisor to consider the following  factors in determining  the liquidity of a security  purchased  under Rule 144A for a Fund:
(i) the security can be sold within seven days at approximately  the same amount at which it is valued by the Fund;  (ii) there is reasonable  assurance that the security will remain marketable  throughout the period it is expected to be held by the Fund,  taking into account the actual  frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the  security;  (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue;  and (vi) for Rule
144A securities that are also exempt from registration  under Section 3(c)(7) of the 1940 Act, there is a sufficient market of "qualified purchasers" (as defined in the 1940 Act) to assure that it will remain marketable  throughout the period it is expected to be held by the Fund.  Although having delegated the day-to-day functions,  the Board will  continue  to  monitor  and  periodically  review the sub-advisors'  selections of Rule 144A securities,  as well as the sub-advisors'
determinations  as to their  liquidity.  Investing in securities under Rule 144A could have the effect of  increasing  the level of a Fund's  illiquidity  to the extent that qualified  institutional buyers become, for a time,  uninterested in purchasing these  securities.  After the purchase of a security under Rule 144A, however, the Board and the sub-advisor will continue to monitor the liquidity of that security to ensure that that Fund has no more than 15% of its net assets in illiquid securities.

A Fund will limit its investments in securities that the Fund is restricted from selling to the public  without  registration  under the 1933 Act to no more than
15% of the Fund's net  assets,  excluding  restricted  securities  eligible  for resale  pursuant to Rule 144A that have been

                                       11

determined  to be liquid  pursuant  to a policy  and  procedures  adopted by the
Trust's Board, which include continuing oversight by the Board.

If a sub-advisor  determines that a security purchased for a Fund in reliance on
Rule 144A that was previously  determined to be liquid, is no longer liquid and, as a result,  the Fund's holdings of illiquid  securities  exceed the Fund's 15%
limitation on investments in such  securities,  the  sub-advisor  will determine what action  shall be taken to ensure that the Fund  continues to adhere to such limitation,  including disposing of illiquid assets, which may include such Rule
144A securities.

INVESTMENT COMPANY SECURITIES

Securities of other investment companies may be acquired by a Fund to the extent that such  purchases are  consistent  with the Fund's  investment  objective and restrictions  and are permitted  under the 1940 Act. The 1940 Act requires that, as determined  immediately after a purchase is made, (i) not more than 5% of the value of a Fund's  total  assets will be invested in the  securities  of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding  voting stock of any one investment company will be owned by a Fund.  Certain  exceptions to these  limitations  may apply.  As a shareholder of another  investment  company, a Fund would bear, along with other shareholders,  its pro rata portion of the other investment  company's expenses, including  advisory  fees.  These  expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

ISSUER LOCATION

A Fund considers a number of factors to determine  whether an investment is tied to a  particular  country,  including  whether:  the  investment  is  issued  or guaranteed  by a  particular  government  or  any  of  its  agencies,  political subdivisions,  or  instrumentalities;  the  investment  has its primary  trading market in a  particular  country;  the  issuer is  organized  under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country; the investment is included in an index representative of a particular  country or region;  and the  investment  is exposed to the  economic fortunes and risks of a particular country.

SHORT SALES

A Fund  may  from  time to time  sell  securities  short.  In the  event  that a sub-advisor  anticipates that the price of a security will decline,  it may sell the  security  short  and  borrow  the  same  security  from a  broker  or other institution  to  complete  the  sale.  A Fund  will  incur a  profit  or a loss, depending  upon whether the market price of the security  decreases or increases between  the date of the short sale and the date on which the Fund must  replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential,  and short sales  involve  special  considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited  (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested,  and a Fund may be unable to replace a borrowed security sold short.

                                       12

WHEN-ISSUED SECURITIES

A Fund may purchase  securities offered on a "when-issued" or "forward delivery"
basis. When so offered,  the price, which is generally expressed in yield terms, is fixed at the time the  commitment  to  purchase  is made,  but  delivery  and payment for the when-issued or forward delivery securities take place at a later date.  During the period between purchase and settlement,  no payment is made by the  purchaser  to the  issuer and no  interest  on the  when-issued  or forward delivery  security  accrues  to the  purchaser.  While  when-issued  or  forward delivery  securities  may be sold prior to the  settlement  date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment  reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis,  the Fund  will  record  the  transaction  and  reflect  the value of the security in determining its net asset value.  The market value of when-issued or forward  delivery  securities may be more or less than the purchase  price.  The
Trust and the  Advisor do not  believe  that a Fund's net asset  value or income will be adversely  affected by its purchase of securities  on a  when-issued  or forward delivery basis. The Custodian will maintain  Segregated  Assets equal in value to  commitments  for  when-issued  or  forward  delivery  securities.  The
Segregated  Assets  maintained  by a Fund with  respect  to any  when-issued  or forward delivery securities shall be liquid,  unencumbered and  marked-to-market daily,  and such  Segregated  Assets  shall be  maintained  in  accordance  with pertinent SEC positions.

EXCHANGE-TRADED INDEX SECURITIES

Subject to the limitations on investment in investment  company securities and a
Fund's own investment  objective,  each Fund may invest in exchange-traded index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the Fund's  investment.  These  securities  generally  bear certain operational expenses. To the extent that a Fund invests in these securities, the
Fund must bear these expenses in addition to the expenses of its own operation.

EQUITY FUNDS
------------

EQUITY SECURITIES

A Fund may invest in a broad range of equity  securities  of U.S.  and  non-U.S.
issuers,   including  common  stocks  of  companies  or  closed-end   investment
companies,  preferred stocks,  debt securities  convertible into or exchangeable for common  stock,  securities  such as warrants or rights that are  convertible into common stock and  sponsored or  unsponsored  American,  European and Global
depositary  receipts   (together,   "Depositary   Receipts").   The  issuers  of
unsponsored   Depositary   Receipts  are  not  obligated  to  disclose  material
information in the United States.

                                       13

CONVERTIBLE SECURITIES

A Fund may invest in convertible  securities that generally offer lower interest or dividend yields than  non-convertible debt securities of similar quality. The value  of  convertible  securities  may  reflect  changes  in the  value  of the underlying common stock. Convertible securities entail less credit risk than the issuer's  common  stock  because they rank senior to common  stock.  Convertible securities  entitle the holder to exchange the securities for a specified number of shares of common  stock,  usually of the same  company,  at specified  prices within a certain period of time and to receive  interest or dividends  until the holder elects to convert.  The provisions of any convertible  security determine its  ranking  in a  company's  capital  structure.  In the case of  subordinated
convertible  debentures,   the  holder's  claims  on  assets  and  earnings  are
subordinated  to the claims of other  creditors  and are senior to the claims of
preferred  and  common  shareholders.   In  the  case  of  preferred  stock  and
convertible  preferred  stock,  the  holder's  claim on assets and  earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders. As a result of their ranking in a company's capitalization, convertible  securities  that are  rated by  nationally  recognized  statistical rating organizations generally are rated below other obligations of the company, and many convertible  securities  either are rated below investment grade or are not rated. See "Lower Rated Debt Securities" in this SAI.

REAL ESTATE INVESTMENT TRUSTS

Real estate  investment  trusts  ("REITs") pool investors' funds for investment, primarily  in  income  producing  real  estate or real  estate-related  loans or interests.  A REIT is not taxed on income  distributed  to its  shareholders  or unitholders  if  it  complies  with  regulatory  requirements  relating  to  its organization,  ownership,  assets and income, and with a regulatory  requirement that it  distribute  to its  shareholders  or  unitholders  at least  90% of its taxable  income for each taxable  year.  Generally,  REITs can be  classified as
Equity REITs,  Mortgage REITs or Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid  REITs  combine the  characteristics  of both Equity  REITs and  Mortgage
REITs.

A shareholder in a Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be  affected  by  changes  in the value of their  underlying  properties  and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of  the  credit  extended.  Furthermore,  REITs  are  dependent  on  specialized management  skills.  Some  REITs  may have  limited  diversification  and may be subject to risks inherent in investments in a limited number of properties, in a narrow  geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make  distributions  to  shareholders  or
unitholders,   and  may  be   subject   to   defaults   by   borrowers   and  to
self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act.

                                       14

FIXED INCOME FUNDS
------------------

EURODOLLAR SECURITIES

A Fund may invest in Eurodollar securities, which are fixed income securities of a U.S.  issuer or a foreign  issuer that are issued  outside the United  States.
Interest and dividends on Eurodollar securities are payable in U.S. dollars.

LOWER RATED DEBT SECURITIES

Fixed income  securities rated lower than Baa by Moody's or BBB by S&P are below investment  grade and are  considered to be of poor  standing and  predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a  substantial  degree of credit risk.  Lower rated  securities  may be issued as a consequence  of corporate  restructurings, such as leveraged buy-outs,  mergers,  acquisitions,  debt  recapitalizations or similar events.  Also, lower rated securities are often issued by smaller,  less creditworthy  companies  or by  highly  leveraged  (indebted)  firms,  that  are generally  less  able  than  more  financially  stable  firms to make  scheduled payments of interest and principal.  Certain convertible  securities also may be rated below investment  grade.  The risks posed by securities  issued under such circumstances are substantial.

In the  past,  the high  yields  from  lower  rated  securities  have  more than compensated for the higher default rates on such securities.  However, there can be no assurance that  diversification  will protect a Fund from  widespread bond defaults  brought about by a sustained  economic  downturn,  or that yields will continue  to offset  default  rates on lower  rated  securities  in the  future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by an issuer is significantly  greater for the holders of lower rated securities because  such  securities  may be  unsecured  and may be  subordinated  to other creditors of the issuer.  Further,  an economic  recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower  rated  securities  will be  influenced  not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower  rated  securities  may  decline  in  market  value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially  at such  times,  trading in the  secondary  market  for lower  rated securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated securities may be less liquid than the market for investment  grade  corporate  bonds.  There are fewer securities  dealers  in the high  yield  market and  purchasers  of lower  rated securities  are  concentrated  among a smaller group of  securities  dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated securities'  prices may become more volatile and a Fund's  ability to dispose of particular  securities  when necessary to

                                       15

meet the Fund's liquidity needs or in response to a specific economic event such as a  deterioration  in the  creditworthiness  of the  issuer  may be  adversely affected.

Lower rated  securities  frequently have call or redemption  features that would permit  an  issuer  to  repurchase  the  security  from a Fund.  If a call  were exercised by the issuer  during a period of  declining  interest  rates,  a Fund likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the  net  investment  income  to the  Fund  and any dividends to investors.

Besides credit and liquidity concerns,  prices for lower rated securities may be affected by legislative and regulatory  developments.  For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers.  Such legislation may significantly  depress the prices of outstanding lower rated  securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher  rated  securities,  including  risk of untimely  interest and principal  payment,  default,  price  volatility  and may  present  problems  of liquidity, valuation and currency risk.

INFLATION PROTECTED SECURITIES

Inflation  protected  securities  are debt  securities  whose  principal  and/or interest  payments are adjusted for inflation,  unlike debt securities that make fixed principal and interest  payments.  Inflation-protected  securities include
Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury.  The interest rate paid by TIPS is fixed, while the principal value  rises or falls  based on  changes in a  published  Consumer  Price  Index
("CPI").  Thus, if inflation occurs,  the principal and interest payments on the
TIPS are adjusted  accordingly  to protect  investors  from  inflationary  loss.
During a  deflationary  period,  the principal and interest  payments  decrease, although the TIPS'  principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS  generally pay lower interest rates than typical U.S. Treasury  securities.  Only if inflation occurs will TIPS offer a higher  real yield than a  conventional  Treasury  bond of the same maturity.

Other  issuers  of  inflation-protected   debt  securities  include  other  U.S.
government agencies or instrumentalities,  corporations and foreign governments.
There can be no  assurance  that the CPI or any  foreign  inflation  index  will accurately  measure  the real  rate of  inflation  in the  prices  of goods  and services.  Moreover,  there can be no assurance  that the rate of inflation in a foreign  country  will be  correlated  to the rate of  inflation  in the  United
States.

PAY-IN-KIND BONDS

A Fund may invest in pay-in-kind  bonds.  Pay-in-kind  bonds are securities that pay interest through the issuance of additional  bonds. A Fund will be deemed to receive  interest  over the life of such  bonds and may be treated  for  federal income tax  purposes as if interest  were paid on a current  basis,  although no cash  interest  payments are received by the Fund until the cash payment date or until the bonds mature.

                                       16

MORTGAGE-BACKED SECURITIES,  MORTGAGE PASS-THROUGH SECURITIES AND COLLATERALIZED
MORTGAGE OBLIGATIONS ("CMOS")

A Fund also may invest in  mortgage-backed  securities,  which are  interests in pools of  mortgage  loans,  including  mortgage  loans made by savings  and loan institutions,  mortgage bankers,  commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related  and private organizations as further described below. A Fund also may invest in debt securities  that are secured with collateral  consisting
of   mortgage-backed   securities,   such  as  CMOs,   and  in  other  types  of
mortgage-related securities.

The principal issuers of mortgage-related securities are the Government National
Mortgage  Association  ("GNMA"),  Fannie  Mae  (formerly  known  as the  Federal
National  Mortgage  Association)  and Freddie Mac (formerly known as the Federal
Home Loan  Mortgage  Corporation).  The type of government  guarantees,  if any, supporting mortgage-related securities depends on the issuers of the securities.
The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or  guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of Fund  shares.  Also,  securities  issued  by GNMA and  other  mortgage-backed securities  may be  purchased  at a  premium  over  the  maturity  value  of the underlying  mortgages.  This  premium  is not  guaranteed  and  would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies
or   instrumentalities   other  than  GNMA  are  not  "full  faith  and  credit"
obligations.  Certain obligations, such as those issued by the Federal Home Loan
Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others,  such as those issued by Fannie Mae, are supported only by the credit of the issuer.  Unscheduled  or early  payments  on the  underlying  mortgages  may shorten the  securities'  effective  maturities and reduce  returns.  A Fund may agree to purchase or sell these  securities  with  payment and  delivery  taking place at a future date. A decline in interest rates may lead to a faster rate of repayment  of the  underlying  mortgages  and  expose a Fund to a lower  rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not  appreciate  as  rapidly  as the price of  noncallable  debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly  payment that consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure,  net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by GNMA)
are described as "modified pass-through." These securities entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of certain fees, at the scheduled  payments dates  regardless of whether or not the mortgagor actually makes the payment.

                                       17

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security will likely  constitute market discount.  As a Fund receives  principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the  "accrued  market  discount."  Market discount is to be accrued  either under a constant rate method or a proportional method.  Pass-through type mortgage-backed  securities purchased at a premium to their face value will be subject to a similar rule  requiring  recognition of an offset to ordinary  interest  income,  an amount of premium  attributable to the receipt of principal.  The amount of premium recovered is to be determined using a method  similar  to that in place  for  market  discount.  A Fund may elect to accrue  market  discount  or  amortize  premium  notwithstanding  the  amount of principal  received.  Such election will apply to all bonds held and  thereafter acquired  unless  permission  is granted  by the  Commissioner  of the  Internal
Revenue Service to change such method.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining whether a mortgage-related security meets a Fund's investment quality standards.
There can be no assurance that the private insurers or guarantors can meet their obligations  under the insurance  policies or guarantee or  guarantees,  even if
through  an   examination   of  the  loan   experience   and  practices  of  the
originators/servicers  and poolers, a sub-advisor determines that the securities meet a Fund's  quality  standards.  Although the market for such  securities  is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases,  semi-annually.  CMOs may be  collateralized by whole mortgage loans but are more  typically  collateralized  by portfolios of mortgage  pass-through securities  guaranteed  by GNMA,  Freddie  Mac,  or Fannie Mae and their  income streams.

CMOs  issued by  private  entities  are not  government  securities  and are not directly guaranteed by any government agency. They are secured by the underlying collateral  of the private  issuer.  Yields on  privately-issued  CMOs have been historically  higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more sensitive to interest rates than U.S.  government-issued CMOs. A Fund will not invest in  subordinated  privately-issued  CMOs. For federal income tax purposes,  a Fund will be required to accrue income on CMOs using the "catch-up"
method, with an aggregate prepayment assumption.

                                       18

DOLLAR ROLLS

A Fund may enter  into  dollar  rolls in which  the Fund  sells  securities  and simultaneously  contracts to repurchase  substantially  similar  securities on a specified  future date.  In the case of dollar rolls  involving  mortgage-backed securities,  the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold,  but will be  supported  by  different  pools of  mortgages.  A Fund forgoes  principal  and interest  paid during the roll period on the  securities sold in a dollar roll, but the Fund is compensated by the difference between the current  sales  price and the price for the  future  purchase  as well as by any interest  earned on the  proceeds of the  securities  sold. A Fund could also be compensated through receipt of fee income. The Funds intend to enter into dollar rolls only with government  securities dealers recognized by the Federal Reserve
Board, or with member banks of the Federal Reserve. The Trust does not believe a
Fund's obligations under dollar rolls are senior securities and accordingly, the
Funds,  as a matter of  non-fundamental  policy,  will not treat dollar rolls as being subject to their respective  borrowing or senior securities  restrictions.
In addition to the  general  risks  involved  in  leveraging,  dollar  rolls are subject to the same risks as repurchase and reverse repurchase agreements.

TO-BE-ANNOUNCED SECURITIES

A  to-be-announced   mortgage-backed   security  ("TBA")  is  a  mortgage-backed
security,  such as a GNMA pass-through security,  that is purchased or sold with specific  pools  that will  constitute  that GNMA  pass-through  security  to be announced  on a future  settlement  date.  At the time of purchase of a TBA, the seller  does  not  specify  the  particular  mortgage-backed  securities  to  be delivered  but rather agrees to accept any  mortgage-backed  security that meets specified  terms.  A Fund and the seller  would agree upon the issuer,  interest rate and terms of the  underlying  mortgages,  but the seller would not identify
the  specific   underlying   mortgages   until  shortly  before  it  issues  the
mortgage-backed   security.  TBAs  increase  interest  rate  risks  because  the underlying mortgages maybe less favorable than anticipated by the Fund.

OTHER MORTGAGE-BACKED SECURITIES

The Advisor and the sub-advisors expect that governmental, government-related or private  entities  may create  mortgage  loan  pools and other  mortgage-related
securities   offering   mortgage   pass-through   and    mortgage-collateralized
investments in addition to those described above. The mortgages underlying these securities  may include  alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.  As new types of  mortgage-related  securities  are developed  and offered to  investors,  the
Advisor  and the  sub-advisors  will,  consistent  with each  Fund's  investment objective,  policies  and quality  standards,  consider the  appropriateness  of making investments in such new types of mortgage-related securities.

ASSET-BACKED SECURITIES

A Fund  may  invest  a  portion  of its  assets  in debt  obligations  known  as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of

                                       19

similar  assets  (e.g.,   receivables  on  home  equity  and  credit  loans  and
receivables  regarding  automobile,  credit card,  mobile home and  recreational vehicle loans, wholesale dealer floor plans and leases).

The credit quality of asset-backed securities depends primarily upon the quality of the  underlying  assets and the level of credit  support  and/or  enhancement provided.  Asset-backed  securities are subject to the same prepayment  risks as mortgage-backed  securities.  For federal  income tax  purposes,  a Fund will be required  to accrue  income on  pay-through  asset-backed  securities  using the
"catch-up" method, with an aggregate prepayment assumption.

The credit quality of asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such  securities,  how well the entity issuing the security is insulated  from the credit risk of the  originator  or any other affiliated  entities,  and the amount and quality of any credit support provided to the  securities.  The rate of principal  payment on  asset-backed  securities generally  depends on the rate of principal  payments received on the underlying assets  that,  in turn,  may be  affected  by a variety  of  economic  and other factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated  yield to maturity.  Asset-backed  securities  may be  classified as
"pass-through certificates" or "collateralized obligations."

Due to the shorter maturity of the collateral backing  asset-backed  securities, there is less of a risk of  substantial  prepayment  than  with  mortgage-backed securities.  Such asset-backed securities do, however, involve certain risks not associated  with  mortgage-backed  securities,  including the risk that security interests  cannot  be  adequately,  or in  many  cases,  ever,  established.  In addition, with respect to credit card receivables, a number of state and federal consumer  credit laws give debtors the right to set off certain  amounts owed on the credit  cards,  thereby  reducing the  outstanding  balance.  In the case of automobile  receivables,  there is a risk that the holders may not have either a proper  or  first  security  interest  in all of the  obligations  backing  such receivables due to the large number of vehicles  involved in a typical  issuance
and  technical   requirements  under  state  laws.   Therefore,   recoveries  on
repossessed  collateral  may not always be available to support  payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each issue is generally  based on  historical  credit  information respecting  the level of credit  risk  associated  with the  underlying  assets.
Delinquencies  or losses in excess of those  anticipated  could adversely affect the return on an investment in such issue.

                                       20

EQUIPMENT TRUST CERTIFICATES

A Fund may  invest  in  equipment  trust  certificates.  The  proceeds  of those certificates are used to purchase equipment, such as railroad cars, airplanes or other  equipment,  which in turn serve as  collateral  for the related  issue of certificates.  The  equipment  subject  to a  trust  generally  is  leased  by a railroad,  airline or other business,  and rental payments provide the projected cash  flow  for the  repayment  of  equipment  trust  certificates.  Holders  of
equipment  trust   certificates  must  look  to  the  collateral   securing  the
certificates, and any guarantee provided by the lessee or any parent corporation for the  payment of lease  amounts,  in the case of  default  in the  payment of principal and interest on the certificates.

ZERO COUPON AND DELAYED INTEREST SECURITIES

A Fund may invest in zero  coupon or delayed  interest  securities  which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and their value at maturity or cash  payment  date.  The  market  prices of zero  coupon and  delayed  interest securities  are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities  having  similar  maturities and credit qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing interest rates than debt obligations of comparable maturities that make current  distributions of interest (cash).  Zero coupon  convertible  securities offer the  opportunity  for capital  appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the  underlying  common stocks as they usually are issued with short  maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities  include securities issued directly by the U.S. Treasury, and U.S.  Treasury  bonds or notes  and their  unmatured  interest  coupons  and receipts for their underlying principal ("coupons") which have been separated by their holder,  typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying  principal (the "corpus")
of the U.S.  Treasury  security.  A number of  securities  firms and banks  have stripped  the  interest  coupons and  receipts and then resold them in custodial receipt  programs with a number of different names,  including  "Treasury Income
Growth  Receipts"  ("TIGRS") and Certificate of Accrual on Treasuries  ("CATS").
The underlying U.S.  Treasury bonds and notes  themselves are held in book-entry form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e., unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.

The Federal  Reserve program as established by the U.S.  Treasury  Department is known as "STRIPS" or "Separate  Trading of Registered  Interest and Principal of
Securities."  Under  the  STRIPS  program,  a Fund  will be  able  to  have  its beneficial  ownership  of  zero  coupon  securities

                                       21

recorded directly in the book-entry  record-keeping  system in lieu of having to hold  certificates  or other  evidences  of  ownership  of the  underlying  U.S.
Treasury securities.

When U.S.  Treasury  obligations have been stripped of their unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical  to the zero coupon  securities  that the U.S.  Treasury sells  itself.  These  stripped  securities  are  also  treated  as zero  coupon securities with original issue discount for tax purposes.

STRUCTURED NOTES

Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate or value at maturity of a specific  asset, reference rate, or index (the "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the change in the value of the  reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt  securities  because the investor bears the risk of the reference  instrument.  Structured  notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

FOREIGN EQUITY FUND
-------------------

FOREIGN SECURITIES

Investors  should  recognize that investing in foreign issuers  involves certain considerations,  including those set forth in the Funds' Prospectuses, which are not typically  associated  with investing in U.S.  issuers.  Since the stocks of foreign companies are frequently  denominated in foreign  currencies,  and since the Fund may temporarily  hold  uninvested  reserves in bank deposits in foreign currencies,  the Fund will be affected  favorably or  unfavorably  by changes in currency  rates and in  exchange  control  regulations  and may  incur  costs in connection with conversions between various currencies.  The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts, futures,  options and interest rate swaps in order to hedge  portfolio  holdings and commitments against changes in the level of future currency rates.

                                       22

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may  purchase  or sell  currencies  and/or  engage in  forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for  trades.  The Fund will  account  for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Fund will only enter into forward  contracts to sell,  for a fixed amount of
U.S. dollars or other appropriate  currency,  an amount of foreign currency,  to the  extent  that the value of the short  forward  contract  is  covered  by the
underlying  value  of  securities   denominated  in  the  currency  being  sold.
Alternatively, when the Fund enters into a forward contract to sell an amount of foreign  currency,  the Fund's custodian or sub-custodian  will place Segregated
Assets in a segregated  account of the Fund in an amount not less than the value of the  Fund's  total  assets  committed  to the  consummation  of such  forward contracts.  If the additional Segregated Assets placed in the segregated account decline,  additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

NON-DELIVERABLE FORWARDS

The Fund may, from time to time, engage in non-deliverable  forward transactions to manage  currency  risk or to gain exposure to a currency  without  purchasing securities  denominated  in  that  currency.  A  non-deliverable  forward  is  a transaction  that  represents an agreement  between the Fund and a  counterparty
(usually a commercial  bank) to buy or sell a specified  (notional)  amount of a particular  currency at an agreed upon foreign  exchange  rate on an agreed upon future date. Unlike other currency  transactions,  there is no physical delivery of the currency on the  settlement  of a  non-deliverable  forward  transaction.
Rather,  the Fund and the  counterparty  agree to net the settlement by making a payment in U.S.  dollars or another fully  convertible  currency that represents any differential  between the foreign exchange rate agreed upon at the inception of the  non-deliverable  forward  agreement and the actual  exchange rate on the
agreed  upon  future   date.   Thus,   the  actual  gain  or  loss  of  a  given
non-deliverable   forward   transaction   is  calculated  by   multiplying   the
transaction's  notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

Since the Fund generally may only close out a  non-deliverable  forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation under the agreement.  If the counterparty defaults, the Fund will have contractual  remedies pursuant to the agreement related to the transaction, but there is no  assurance  that  contract  counterparties  will be able to meet their  obligations  pursuant  to such  agreements  or  that,  in the  event of a default,  a Fund will succeed in pursuing  contractual  remedies.  The Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it pursuant to non-deliverable forward transactions.

                                       23

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction.  The Fund's  investment  in a  particular  non-deliverable  forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies,  including  economic,  political and legal developments that impact the applicable countries,  as well as exchange control regulations of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

OPTIONS ON FOREIGN CURRENCIES

The Fund may  purchase  and write put and call  options  on  foreign  currencies
(traded on U.S. and foreign exchanges or over-the-counter markets) to manage the
Fund's  exposure  to  changes  in  currency  exchange  rates.  The Fund also may purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized.  For example, a decline in the U.S. dollar value of a foreign  currency in which portfolio  securities are denominated will reduce the U.S.  dollar  value of such  securities,  even if their  value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio  securities,  the Fund may purchase put options on the foreign  currency.  If the U.S.  dollar price of the currency does decline,  the
Fund  will  have the  right to sell  such  currency  for a fixed  amount in U.S.
dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the  U.S.  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the
U.S. dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the  benefit to the Fund to be  derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction  or to the extent  anticipated,  the Fund  could  sustain losses on transactions in foreign  currency  options,  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign  currencies  for the same types of hedging purposes.  For example,  where the Fund anticipates a decline in the U.S. dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of the Fund's portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the U.S.  dollar cost of securities  to be acquired,  the Fund could write a put option on the relevant  currency  which, if rates move in the manner projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of

                                       24

options,  however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected  direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying  currency at a loss, which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might  otherwise have been obtained from favorable movements in exchange rates.

The Fund also may engage in options transactions for non-hedging  purposes.  The
Fund  may  use  options  transactions  to gain  exposure  to a  currency  when a sub-advisor believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write  covered  call options on foreign  currencies.  A call option written  on a foreign  currency  by the Fund is  "covered"  if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option  is also  covered  if the Fund has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the  difference is  maintained by the Fund in Segregated  Assets in a segregated account with its custodian bank.

With  respect to writing put options,  at the time the put is written,  the Fund will  establish a  segregated  account with its  custodian  bank  consisting  of
Segregated  Assets in an amount  equal in value to the  amount  the Fund will be required to pay upon exercise of the put. The account will be  maintained  until the put is  exercised,  has expired,  or the Fund has purchased a closing put of the same series as the one previously written.

OTHER INVESTMENTS

The Board may, in the future,  authorize  a Fund to invest in  securities  other than those listed in this SAI and in the Prospectuses,  provided such investment would be consistent with that Fund's investment  objective and that it would not violate any fundamental  investment policies or restrictions  applicable to that
Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund  without the  approval of a majority of the  outstanding voting  securities  (as defined in the 1940 Act) of the Fund.  Unless  otherwise indicated,  all percentage  limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a  relative  change in  values or from a change in a Fund's  total assets will not be considered a violation. Each Fund may not:

                                       25

     (i)  Purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or  otherwise  engage in  transactions  in real  estate  or  interests therein, or investing in securities that are secured by real estate or interests therein;

     (ii) Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices or any other financial  instruments,  and may purchase and sell options on such futures contracts;

     (iii)Issue securities  senior to the Fund's presently  authorized shares of beneficial  interest,  to  the  extent  such  issuance  would  violate applicable law;

     (iv) Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (v)  Borrow money to the extent such  borrowing  would  violate  applicable law;

     (vi) Concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies); and

     (vii)Underwrite the  securities of other issuers,  except that the Fund may engage in  transactions  involving  the  acquisition,  disposition  or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Funds.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor,  are listed below. The address of each Trustee and executive officer of the Trust is 1166 Avenue of the Americas, New York, New York 10036.

INDEPENDENT TRUSTEES
--------------------

                                       26

                                                                        Number of
                                 Term of                                Portfolios
                                Office(1)                                in Fund
                 Position(s)    and Length                               Complex*         Other
                  Held with      of Time     Principal Occupation(s)    Overseen by   Directorships
Name and Age       Trust         Served       During Past 5 Years        Trustee     Held by Trustee
------------       -----         ------       -------------------        -------     ---------------

                       [TO BE ADDED IN SUBSEQUENT FILING]
                       ----------------------------------

INTERESTED TRUSTEES
-------------------

                                                                        Number of
                                 Term of                                Portfolios
                                Office(1)                                in Fund
                 Position(s)    and Length                               Complex*         Other
                  Held with      of Time     Principal Occupation(s)    Overseen by   Directorships
Name and Age       Trust         Served       During Past 5 Years        Trustee     Held by Trustee
------------       -----         ------       -------------------        -------     ---------------

Barry McInerney**  Trustee,    Since 2005       [______________]            7          [__________]
[Age]             President
                  and Chief
                  Executive
                   Officer

Richard Joseph**   Trustee,    Since 2005       [______________]             7          [__________]
[Age]               Vice
                  President,
                  Treasurer
                  and Chief
                  Financial
                   Officer

David M.
 Goldenberg**      Trustee,    Since 2005       [______________]             7         [___________]
[Age]               Vice
                  President
                and Secretary

---------------------------------------------------------
(1) Each Trustee holds office for an indefinite term.
* The "Fund Complex" consists of the Trust, which has seven portfolios.
** Messrs.  McInerney,  Joseph and  Goldenberg  are considered to be "interested persons" of the Trust as defined in the 1940 Act due to their  relationship with the Advisor.

OFFICERS
--------

The executive officers of the Trust not named above are:

                                       27

                                       Term of
                      Position(s)     Office+ and
                     Held with the     Length of
Name, and Age            Trust        Time Served      Principal Occupation(s) During Past 5 Years
-------------            -----        -----------      -------------------------------------------

Ravi Venkataraman        Vice          Since 2005      [__________________________________________]
[Age]                President and
                        Chief
                      Investment
                       Officer

David L. Eisenberg  Vice President     Since 2005      [__________________________________________]
[Age]

---------------------------------------------------------
+ Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

                                 SHARE OWNERSHIP

As of [__________],  2005, the Trustees did not own any securities issued by the
Advisor,  the  Distributor  or  a  sub-advisor,   or  any  company  controlling,
controlled by or under common  control with the Advisor,  the  Distributor  or a sub-advisor.

                       TRUSTEES' OWNERSHIP OF FUND SHARES

                                          Aggregate Dollar Range of Equity Securities in All
                                        Registered Investment Companies Overseen by the Trustee
               Dollar Range of Equity    for which the Advisor or an Affiliate of the Advisor
Trustees        Securities in Trust+     Serves as Investment Advisor, Sub-Advisor or Manager+
--------        --------------------    -------------------------------------------------------

                       [TO BE ADDED IN SUBSEQUENT FILING]

+ Information regarding ownership is as of [_____________], 2005.

                                       28

                             TRUSTEES' COMPENSATION

                                                      Pension or               Total
                                  Annual              Retirement            Compensation
                                Aggregate          Benefits Accrued      From the Trust and
                               Compensation         As Part of Fund         Fund Complex
Name and Position Held        From the Trust           Expenses           Paid to Trustees
----------------------      ------------------   --------------------   -------------------

                       [TO BE ADDED IN SUBSEQUENT FILING]

No  officer  of the Trust who is also an  officer  or  employee  of the  Advisor receives any  compensation  from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated with the Advisor a fee of [___________], and reimburses each Trustee and officer for  out-of-pocket  expenses incurred in connection with travel and attendance at Board meetings.

Board Committees
----------------

[____________] sit on the Trust's Audit Committee, which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent  registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (iii)
oversee the quality and objectivity of each Fund's financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison  between  the Trust's independent  registered  public  accounting  firm and the full Board.  The Audit
Committee has not yet met.

[____________]  sit  on  the  Trust's  Nominating   Committee,   which  has  the
responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review  Independent  Board member  compensation and recommend any changes to the
Independent members as a group; and (iii) make recommendations to the full Board
for  nominations  for  membership  on  all  committees,   review  all  committee
assignments  annually and periodically review the  responsibilities and need for all committees of the Board. The Nominating Committee has not yet met.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May __, 2005, [_________], as the Trust's sole shareholder,  owned 100% of all  outstanding  shares  of the  Trust  and  thus may be  deemed a  controlling shareholder of the Trust until additional  shareholders  purchase shares.  As of the same date, none of the Trustees or officers of the Trust  beneficially owned any of the outstanding shares of the Trust.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed to control the Trust under the

                                       29

provisions of the 1940 Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

INVESTMENT ADVISOR

MERCER GLOBAL INVESTMENTS, INC. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan  Companies,  Inc. The Advisor is registered  as an  investment  adviser under the Investment Advisers Act of 1940 (the "Advisers Act") with the SEC.

The Advisor provides  investment  advisory services to each Fund pursuant to the
Investment Advisory Agreement,  dated [______],  2005, between the Trust and the
Advisor (the  "Advisory  Agreement").  Pursuant to the Advisory  Agreement,  the
Trust employs the Advisor generally to manage the investment and reinvestment of the  assets  of the  Funds.  In so  doing,  the  Advisor  may  hire  one or more sub-advisors  for each  Fund to carry  out the  investment  program  of the Fund
(subject  to the  approval  of the Board).  The  Advisor  continuously  reviews, supervises and (where  appropriate)  administers the investment  programs of the
Funds.  The  Advisor  furnishes  periodic  reports  to the Board  regarding  the investment programs and performance of the Funds.

The Advisor is responsible for paying its expenses. The Trust pays the following expenses:  the  maintenance of its corporate  existence;  the maintenance of its books,  records and  procedures;  dealing with  shareholders  of the Funds;  the payment of dividends;  transfer of stock,  including  issuance,  redemption  and repurchase of shares; preparation and filing of such forms as may be required by the various  jurisdictions in which the Funds' shares may be sold;  preparation, printing and mailing of reports and notices to shareholders; calling and holding of shareholders' meetings; miscellaneous office expenses; brokerage commissions;
custodian  fees;  legal and  accounting  fees;  taxes;  and  state  and  federal registration fees.

Pursuant  to the  Advisory  Agreement,  each  Fund  pays the  Advisor  a fee for managing the Fund's  investments  that are  calculated  as a  percentage  of the
Fund's assets under management.  The table below provides the total advisory fee payable by each Fund:

                                                                    Investment
Funds                                                              Advisory Fee
-----                                                              ------------

MGI US Large Cap Growth Equity Fund                                   _____%
MGI US Large Cap Value Equity Fund                                    _____%
MGI US Small/Mid Cap Growth Equity Fund                               _____%
MGI US Small/Mid Cap Value Equity Fund                                _____%
MGI Non-US Core Equity Fund                                           _____%
MGI Core Opportunistic Fixed Income Fund                              _____%
MGI US Short Maturity Fixed Income Fund                               _____%

                                       30

At the April [__],  2005 meeting of the Trust's Board of Trustees,  the Trustees considered and approved the Advisory Agreement between the Trust and the Advisor on behalf of the Funds. In considering  the approval of the Advisory  Agreement, the Trustees considered the following factors: _________________.

SUB-ADVISORS AND PORTFOLIO MANAGERS

The Advisor has entered into a  sub-advisory  agreement  with each  sub-advisor.
Each sub-advisor makes day-to-day investment decisions for the portion of assets of the particular Fund that are allocated to the sub-advisor.

The aggregate sub-advisory fees (as a percentage of net assets) that are paid to the sub-advisors are as follows:

                                          Aggregate Fee Rate to be Paid to the
    Funds                                            Sub-Advisors
    -----                                            ------------

MGI US Large Cap Growth Equity Fund                     _____%
MGI US Large Cap Value Equity Fund                      _____%
MGI US Small/Mid Cap Growth Equity Fund                 _____%
MGI US Small/Mid Cap Value Equity Fund                  _____%
MGI Non-US Core Equity Fund                             _____%
MGI Core Opportunistic Fixed Income Fund                _____%
MGI US Short Maturity Fixed Income Fund                 _____%

The Advisor  recommends  sub-advisors  for each Fund to the Board based upon the
Advisor's   continuing   quantitative   and   qualitative   evaluation  of  each
sub-advisor's  skills in managing assets pursuant to specific  investment styles and  strategies.  Unlike many other mutual funds,  the Funds are not  associated with  any one  portfolio  manager,  and  benefit  from  independent  specialists
selected  from  the  investment   management  industry.   Short-term  investment
performance,  by itself, is not a significant factor in selecting or terminating a sub-advisor,  and the Advisor does not expect to recommend frequent changes of sub-advisors.

The  sub-advisors  have  discretion,  subject to  oversight by the Board and the
Advisor, to purchase and sell portfolio assets, consistent with their respective
Funds' investment objectives,  policies and restrictions and specific investment strategies developed by the Advisor.

Generally,  no  sub-advisor  provides  any  services  to any Fund  except  asset management and related  administrative  and recordkeeping  services.  However, a sub-advisor or its affiliated  broker-dealer may execute portfolio  transactions for a  Fund  and  receive  brokerage  commissions  in  connection  therewith  as permitted by Section 17(e) of the 1940 Act.

The sub-advisors also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts.  Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

                                       31

At the April __, 2005  meeting of the Trust's  Board of  Trustees,  the Trustees considered and approved the sub-advisory agreements between the Advisor and each sub-advisor.  In considering the approval of the  sub-advisory  agreements,  the
Trustees considered the following factors: ______________________________.

Information about each portfolio  manager's  compensation and the other accounts managed by the  portfolio  manager is  included in Appendix C to this SAI. As of the date of this SAI, none of the portfolio  managers owned any shares in any of the Funds.

ENHANCED INVESTMENT TECHNOLOGIES, INC. ("Intech"), One Palmer Square, Suite 303,
Princeton,  New Jersey 08542,  serves as a  sub-advisor  to the MGI US Large Cap
Growth  Equity  Fund.  Intech  is a  [_____________]  that is  registered  as an investment adviser under the Advisers Act.

SANDS CAPITAL MANAGEMENT ("Sands  Capital"),  1100 Wilson Boulevard,  Arlington,
Virginia  22209,  serves as a sub-advisor  to the MGI US Large Cap Growth Equity
Fund.  Sands  Capital is a  [_____________]  that is registered as an investment adviser under the Advisers Act.

LORD,  ABBETT & CO. LLC ("Lord  Abbett"),  90 Hudson  Street,  Jersey City,  New
Jersey 07302, serves as a sub-advisor to the MGI US Large Cap Value Equity Fund.
Lord Abbett is a Delaware  limited  liability  company that is  registered as an investment adviser under the Advisers Act.

PZENA INVESTMENT MANAGEMENT ("Pzena"),  120 West 45th Street, New York, New York
10036,  serves as a sub-advisor to the MGI US Large Cap Value Equity Fund. Pzena is a  [_____________]  that is  registered  as an  investment  adviser under the
Advisers Act.

WESTFIELD CAPITAL  MANAGEMENT,  LLC  ("Westfield"),  One Financial Center,  23rd
Floor,  Boston,  Massachusetts,  02111,  serves as a  sub-advisor  to the MGI US
Small/Mid  Cap Growth  Equity Fund.  Westfield is a Delaware  limited  liability company that is registered as an investment adviser under the Advisers Act.

MAZAMA CAPITAL MANAGEMENT ("Mazama"), One Southwest Columbia Street, Suite 1500,
Portland,  Oregon,  97258,  serves as a sub-advisor  to the MGI US Small/Mid Cap
Growth  Equity  Fund.  Mazama  is a  [_____________]  that is  registered  as an investment adviser under the Advisers Act.

J.L. KAPLAN ASSOCIATES ("Kaplan"),  200 Berkeley Street, Boston,  Massachusetts,
02116,  serves as a  sub-advisor  to the MGI US Small/Mid Cap Value Equity Fund.
Kaplan is a  _______________  that is registered as an investment  adviser under the Advisers Act.

WELLS  CAPITAL  MANAGEMENT  ("WCM"),  5335 S.W.  Meadows  Road,  Suite 290, Lake
Oswego,  Oregon 97035, serves as a sub-advisor to the MGI US Small/Mid Cap Value
Equity  Fund.  WCM is a  [_____________]  that is  registered  as an  investment adviser under the Advisers Act.

GRANTHAM,  MAYO, VAN OTTERLOO & COMPANY,  LLC ("GMO"),  40 Rowes Wharf,  Boston,
Massachusetts,  02110,  serves as a  sub-advisor  to the MGI Non-US  Core Equity
Fund.  GMO is a Delaware  limited  liability  company that is  registered  as an investment adviser under the Advisers Act.

                                       32

BLACKROCK ADVISORS,  INC. ("BAI"), 100 Bellevue Parkway,  Wilmington,  DE 19809,
serves as a sub-advisor to the MGI Core Opportunistic  Fixed Income Fund. BAI is
a  wholly-owned  subsidiary  of  BlackRock,  Inc.,  a  public  company,  and  is registered as an investment adviser under the Advisers Act.

WESTERN  ASSET  MANAGEMENT  COMPANY  ("WAMCo"),  located  at 385  East  Colorado
Boulevard,  Pasadena,  California 91101, serves as a sub-advisor to the MGI Core
Opportunistic  Fixed Income Fund. WAMCo is a [_____________]  that is registered as an investment adviser under the Advisers Act.

DEUTSCHE ASSET MANAGEMENT  ("Deutsche"),  located at 150 S.  Independent  Square
West,  Philadelphia,  Pennsylvania  19106, serves as a sub-advisor to the MGI US
Short  Maturity  Fixed  Income  Fund.  Deutsche  is a  [_____________]  that  is registered as an investment adviser under the Advisers Act.

ADMINISTRATIVE, ACCOUNTING AND CUSTODY SERVICES

Administrative  and  Accounting  Services.  Investors  Bank & Trust Company (the
-----------------------------------------
"Administrator"),  located at 200 Clarendon Street, Boston, Massachusetts 02116,
is the administrator of the Funds. The Funds pay the Administrator at the annual contract  rate of [____]% of the Funds'  average  daily net assets for  external administrative  services.  These external  administrative  services include fund accounting,  daily and ongoing maintenance of certain Fund records,  calculation of the Funds' net asset values (the  "NAVs"),  and  preparation  of  shareholder reports.

The Advisor provides certain  internal  administrative  services to the Class S,
Class Y-1 and Class Y-2 shares of the Funds,  for which the  Advisor  receives a fee of 0.__%,  0.___% and 0.___% of the average daily net assets of the Class S,
Class Y-1 and  Class  Y-2  shares of the  Funds,  respectively.  These  internal administrative  services  include  certain  fund  operations  matters,  such  as transfer agent oversight;  the Trust's treasury function  (including expense and expense limitation  budgeting);  preparation of Board materials and coordination of Board  reporting;  oversight  of the Trust's  independent  registered  public accounting firm and the Trust's  tax-related work; legal  administration  (which
includes  supervision  of  the  Trust's   registration   statement  process  and
shareholder   communications   (including   proxy   filings);   supervision  and
preparation  of the Funds'  annual  and  semi-annual  reports  to  shareholders;
oversight of various  reports filed with regulatory  authorities,  such as Forms
N-CSR,  N-SAR  and  N-Q;  legal  services  necessary  to  maintain  the  Trust's existence; and supervision of, and where necessary,  drafting and negotiation of
Fund contracts);  administration  of the Funds' brokerage  commission  recapture arrangements; compliance services; oversight of and coordination with the Funds'
securities lending agent (as it relates to certain matters); periodic reviews of all non-advisory vendor  relationships;  and non-advisory  transition management matters.

As of the date of this SAI,  the Funds had not paid any  administration  fees to the Administrator or to the Advisor.

Custody Services.  Investors Bank & Trust Company (the "Custodian"),  located at
----------------
200 Clarendon Street,  Boston,  Massachusetts 02116, provides custodian services for the  securities

                                       33

and cash of the Funds.  The custody fee  schedule is based  primarily on the net amount of assets held  during the period for which  payment is being made plus a per transaction fee for transactions  during the period.  The Custodian utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

As of the date of this SAI, the Funds had not paid any custody fees.

PRINCIPAL UNDERWRITING ARRANGEMENTS

Mercer Securities, a division of MMC Securities Corp. (the "Distributor"),  acts as the principal  underwriter of each class of shares of the Funds pursuant to a
Distribution  Agreement with the Trust. The Distribution  Agreement requires the
Distributor to use its best efforts,  consistent with its other  businesses,  to sell shares of the Funds. Shares of the Funds are offered continuously.

Separate  plans  pertaining  to the Class S shares  and Class Y-1  shares of the
Funds have been adopted by the Trust in the manner  prescribed  under Rule 12b-1 under the 1940 Act  (each,  respectively,  the "Class S Plan" and the "Class Y-1
Plan" and  collectively,  the  "Plans") to finance the  marketing of the Class S shares and Class Y-1 shares.  The Class Y-1 Plan provides for payments at annual rates  (based on  average  net assts) of up to 0.___% of each  Fund's  Class Y-1 shares. These fees are used to pay service fees to retirement  recordkeepers for providing certain shareholder  services.  The Class S Plan provides for payments at annual  rates  (based on average  net  assets) of up to 0.___% of each Fund's
Class  S  shares.  These  fees  are  used  to  pay  service  fees  to  financial intermediaries,  such as qualified  dealers and  retirement  recordkeepers,  for providing certain shareholder services. In addition,  the Class S shares may pay
12b-1 fees to  unaffiliated  mutual fund  supermarkets  that  maintain  investor accounts and provide shareholder servicing and recordkeeping services.  There is no  distribution  plan with respect to the Funds' Class Y-2 shares and Class Y-3 shares,  and the Funds pay no  distribution  fees with  respect to the shares of those classes.

Rule 12b-1 requires that (i) the Board of Trustees receive and review,  at least quarterly, reports concerning the nature and qualification of expenses which are made;  (ii) the Board of  Trustees,  including  a  majority  of the  Independent
Trustees,  approve all agreements  implementing the Plan; and (iii) the Plan may be continued from  year-to-year  only if the Board,  including a majority of the
Independent Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

TRANSFER AGENCY SERVICES

PFPC, Inc., located at 4400 Computer Drive,  Westborough,  Massachusetts  01581,
serves as the Trust's  transfer agent. As of the date of this SAI, the Funds had not paid any transfer agency fees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[________],  located  at  [__________],  is the  independent  registered  public accounting firm of the Trust.

                                       34

LEGAL COUNSEL

Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust.  [_______________],  located at [_____________],  is legal counsel to the Independent Trustees.

CODES OF ETHICS

The Trust, the Advisor,  the Distributor and each sub-advisor have adopted codes of ethics  pursuant to Rule 17j-1 under the 1940 Act.  The codes of ethics apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent  unlawful  practices in connection with the purchase and sale of securities by access  persons.  Under the codes,  access persons are permitted  to engage in personal  securities  transactions,  but are required to report their personal  securities  transactions for monitoring  purposes and, in certain cases,  pre-clear  securities  transactions.  Copies of each code are on file with the SEC and available to the public.

PROXY VOTING POLICIES

The Board has delegated to the Advisor the  responsibility  to vote proxies with respect to the portfolio securities held by the Funds. The Advisor has, in turn, delegated to each sub-advisor the responsibility to vote proxies with respect to portfolio securities held by the portion of a Fund that the sub-advisor advises.
The Advisor and each  sub-advisor  have  adopted  policies and  procedures  with respect to voting  proxies  relating to securities  held in client  accounts for which it has discretionary  authority.  You may obtain information regarding how the Advisor and the subadvisors voted proxies on behalf of the Funds relating to portfolio  securities  during the period ended June 30 (i) without charge,  upon request,  by calling the Trust at  [________];  and (ii) on the SEC's website at
http://www.sec.gov  or the EDGAR  database on the SEC's  website.  Appendix B to this SAI contains a summary of the proxy voting policies of the Advisor and each subadvisor.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Assets of a Fund are invested by the  sub-advisor(s) in a manner consistent with the Fund's investment objective,  strategies, policies and restrictions, as well as with any  instructions  the Board may issue  from time to time.  Within  this framework,  and subject to the oversight of the Advisor,  the  sub-advisors  are responsible  for  making  all  determinations  as to the  purchase  and  sale of portfolio securities for a Fund, and for taking all steps necessary to implement
securities   transactions  on  behalf  of  a  Fund.  When  placing  orders,  the sub-advisors will seek to obtain the best net results,  taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the  transaction  involved,  the firm's  general  execution  and  operational facilities, and the firm's risk in positioning the securities involved.

The Funds have no obligation to deal with any  broker-dealer or group of brokers or dealers in the execution of  transactions in portfolio  securities,  nor will the Funds purchase  portfolio  securities  from any affiliated  person acting as principal except in conformity with the regulations of the SEC.

                                       35

For securities  traded in the  over-the-counter  markets,  the sub-advisors deal directly  with the dealers who make markets in these  securities  unless  better prices  and  execution  are  available  elsewhere.  The  sub-advisors  negotiate commission  rates with  brokers  based on the quality  and  quantity of services provided in light of  generally  prevailing  rates,  and while the  sub-advisors generally  seek  reasonably  competitive  commission  rates,  a  Fund  does  not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the sub-advisors.  The  commissions on such brokerage  transactions  with investment research or services  may be higher than  another  broker might have charged for the same  transaction  in  recognition  of the  value of  research  or  services provided.  Such research or services include advice, both orally and in writing, as to the value of securities;  the advisability of investing in,  purchasing or selling securities;  the availability of securities, or purchasers or sellers of securities;  as well as analyses  and  reports  concerning  issues,  industries, securities,  economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Advisor, such research or services may include
advice   concerning  the  allocation  of  assets  among   sub-advisors  and  the
suitability of sub-advisors.  To the extent portfolio  transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor,  the  Advisor or  sub-advisor  receives a benefit,  not  capable of evaluation in dollar amounts,  without  providing any direct monetary benefit to the Fund from these  transactions.  Such  research  or  services  provided  by a broker-dealer  through  whom the  Advisor or a  sub-advisor  effects  securities transactions  for a Fund may be used by the Advisor or  sub-advisor in servicing all of its accounts. In addition,  the Advisor or sub-advisor may not use all of the research and services provided by such  broker-dealer in connection with the
Fund.

Upon the  direction of the  Advisor,  the  Sub-Advisors  direct a portion of the
Funds'  portfolio  brokerage   transactions  through  ________,   ("_____"),   a
commission recapture broker.  Commissions recaptured through transactions placed through _____ are paid to the respective Funds. _______ may be an affiliate of a
Sub-Advisor.

The same  security  may be suitable for a Fund,  another  fund or other  private accounts  managed by the Advisor or  sub-advisor.  If and when a Fund and two or
more  accounts   simultaneously   purchase  or  sell  the  same  security,   the
transactions  will be  allocated  as to price  and  amount  in  accordance  with arrangements  equitable to the Fund and the accounts.  The simultaneous purchase or  sale  of the  same  securities  by a Fund  and  other  accounts  may  have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position  obtainable or able to be sold by the Fund.

As of the date of this SAI, the Funds had not paid any brokerage commissions.

PORTFOLIO TURNOVER

Each Fund is free to dispose of its portfolio securities at any time, subject to complying  with the Code and the 1940 Act,  when  changes  in  circumstances  or conditions  make  such a move  desirable  in  light  of  the  Fund's  investment objective.  A Fund will not attempt to achieve or be

                                       36

limited to a predetermined  rate of portfolio  turnover,  such a turnover always being incidental to transactions undertaken with a view to achieving that Fund's investment objective.

The  Funds  do not  intend  to use  short-term  trading  as a  primary  means of achieving their investment  objectives.  The rate of portfolio turnover for each
Fund shall be  calculated  by dividing (a) the lesser of purchases  and sales of portfolio  securities for the particular  fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly average shall be calculated by totaling the values of the  portfolio  securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The portfolio  turnover rate for the MGI US Small/Mid Cap Growth Fund may exceed
100%. A high  portfolio  turnover  rate (over 100%) may involve  correspondingly greater brokerage  commissions and other transaction  costs, which will be borne directly by the Fund and  ultimately  by the Fund's  shareholders.  In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board have adopted a Portfolio  Holdings  Disclosure  Policy
(the  "Policy")  to govern  disclosure  of  information  relating  to the Funds'
portfolio  holdings  ("Portfolio  Holdings"),  and  to  prevent  the  misuse  of material,  non-public information,  including Portfolio Holdings. Generally, the
Policy restricts the disclosure of Portfolio Holdings data to certain persons or entities, under certain conditions, and requires that all shareholders,  whether individual or  institutional,  must be treated in the same manner, as it relates to the  disclosure of Portfolio  Holdings.  In all cases,  the  Advisor's  Chief
Compliance  Officer  (or  his  designee)  is  responsible  for  authorizing  the disclosure  of  a  Fund's  Portfolio  Holdings  and  the  Funds  do  not  accept compensation or consideration of any sort in return for the preferential release of  Portfolio  Holdings  information.  Any  such  disclosure  is  done  only  if consistent with the federal  anti-fraud  provisions and the Advisor's  fiduciary duties to its clients, including the Funds.

In accordance  with the Policy,  each Fund will disclose its Portfolio  Holdings periodically,  to the extent  required by applicable  federal  securities  laws.
These  disclosures  include  the filing of a complete  schedule  of each  Fund's
Portfolio  Holdings with the SEC  semi-annually on Form N-CSR, and following the
Fund's first and third fiscal  quarters on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov.

The Policy provides that a Fund's Portfolio Holdings information may be released to selected third parties,  such as fund rating agencies,  information  exchange subscribers  (and any clients of information  exchange  subscribers that request
Portfolio  Holdings  information),   consultants  and  analysts,  and  portfolio
analytics providers,  only when there is a legitimate business purpose for doing so and  the  recipients  are  subject  to a duty of  confidentiality  (including appropriate related limitations on trading),  either through the nature of their relationship  with the Funds or through a  confidentiality  agreement.  A Fund's
Portfolio  Holdings  information  may  also be  released  to a Fund  shareholder redeeming  securities  in-kind (up to seven days prior to making the  redemption request).

                                       37

Pursuant to the Policy,  complete Portfolio Holdings information may be released to rating  agencies on a monthly  basis,  no earlier than fifteen days following month-end.  The Funds may publish "Portfolio Compositions" on their website on a monthly basis, with at least a fifteen day lag. This information may include Top
Ten Holdings and certain other portfolio characteristics.

Under the Policy, the Funds also may share their Portfolio Holdings with certain primary  service  providers  that  have a  legitimate  business  need  for  such information,  including, but not limited to, the Custodian, Administrator, proxy voting vendor and independent  registered  public  accounting  firm. The Trust's service  agreements  with  each  of  these  entities  mandate  the  confidential treatment (including  appropriate  limitations on trading) of Portfolio Holdings data by each service provider and its employees.

The authorization to disclose the Funds' Portfolio  Holdings--other than through an SEC filing or website  posting--must come from the Advisor's Chief Compliance
Officer, the Trust's Chief Compliance Officer or a designee of the Trust's Chief
Compliance  Officer.  Any requests for Portfolio Holdings  information that fall outside the Policy must be pre-approved, in writing, by the Advisor's Compliance
Department,  following  consultation,  if  necessary,  with  the  Trust's  Chief
Compliance  Officer or outside  counsel.  The  Advisor's  Compliance  Department maintains a log of all ad-hoc Portfolio  Holdings  information that is released.
This log is provided to the Trust's Chief Compliance  Officer and the Board, for
review and monitoring of compliance with the Policy.

As of ______,  2005, the Advisor and/or the Trust had such arrangements with the following entities:

     (i)  the  Custodian,  pursuant  to a  custody  agreement  under  which  the
          Portfolio Holdings data is provided daily on a real-time basis;

     (ii) the Administrator, pursuant to an administration agreement under which the Portfolio Holdings data is provided daily on a real-time basis;

     (iii)the Sub-Advisors,  pursuant to the Sub-Advisory  Agreements,  pursuant to which each Sub-Advisor receives Portfolio Holdings data daily, on a real-time basis, for the Fund which the Sub-Advisor manages;

     (iv) [Pricing Service],  pursuant to a [Pricing Service  Agreement],  under which the  Portfolio  Holdings  data is provided  daily on a real-time basis; and

     (v)  [TO BE ADDED IN SUBSEQUENT FILING].

                                       38

CAPITAL STOCK AND OTHER SECURITIES

The Trust currently  offers four classes of shares for each Fund: Class S, Class
Y-1, Class Y-2 and Class Y-3. Additional classes of shares may be offered in the future.  Each  Fund is  authorized  to issue an  unlimited  number  of shares of beneficial interest without par value.

Each share of beneficial interest represents an equal proportionate  interest in the assets  and  liabilities  of the Fund and has  identical  voting,  dividend, redemption,  liquidation,  and other rights and preferences as the other classes of the Fund,  except that only  holders of Class S shares may vote on any matter affecting the Class S Plan. Similarly, only holders of Class Y-1 shares may vote on matters  that  affect  only the Class Y-1 Plan.  No class may vote on matters that affect only another class.

Under  Delaware  law,  the Trust is not  required  to,  and the  Trust  does not presently intend to, hold regular annual meetings of  shareholders.  Meetings of the  shareholders  of one or more of the  Funds may be held from time to time to consider certain matters,  including changes to a Fund's fundamental  investment policies,  changes to the Trust's investment advisory agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with  proportionate  voting  for  fractional  shares.  The shares  of a Fund do not have  cumulative  voting  rights or any  preemptive  or conversion rights, and the Trustees have authority, from time to time, to divide or combine  the shares of the Fund into a greater or lesser  number of shares so affected.  In the case of a liquidation of a Fund, each  shareholder of the Fund will be  entitled  to  share,  based  upon the  shareholder's  percentage  share ownership,  in the distribution out of assets, net of liabilities,  of the Fund.
No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual Fund, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by  individual  Fund;  and (ii) when the
Board has  determined  that the matter  affects the  interests  of more than one
Fund, then the shareholders of all such Funds shall be entitled to vote thereon.
The Trustees may also  determine that a matter affects only the interests of one or more  classes  of shares of a Fund,  in which case any such  matter  shall be voted on by such class or classes.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES

Additional   Exchange   and   Redemption   Information.   As  discussed  in  the
Prospectuses,  eligible  shares  of a Fund may be  exchanged  for  shares of the corresponding class of another Fund.

A Fund may suspend redemption  privileges or postpone the date of payment during any period:  (i) when the New York Stock Exchange  ("NYSE") is closed or trading on the NYSE is  restricted  as  determined  by the SEC,  (ii) when an  emergency exists,  as defined by the SEC, that makes it not reasonably  practicable  for a
Fund to dispose of  securities  owned by it or fairly to determine  the value of its assets, or (iii) as the SEC may otherwise  permit.  The redemption price may be

                                       39

more or less than the  shareholder's  cost,  depending  on the market value of a
Fund's portfolio at the time.

A 2.00%  redemption fee payable to the  applicable  Fund may apply to any shares that are redeemed (either by sale or exchange)  within 60 days of purchase.  The redemption fee is intended to offset the trading costs,  market impact and other costs associated with short-term trading into and out of a Fund.

NET ASSET VALUE

Each Fund determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each day when the NYSE is open.  Prices will be  calculated earlier when the NYSE closes early because  trading has been halted for the day.
Currently, the NYSE is open for trading every day except Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor or a sub-advisor  as the primary  market.  Securities  traded in the over-the-counter  market  and  listed  on the  Nasdaq  Stock  Market  ("Nasdaq")
normally  are  valued at the  Nasdaq  Official  Closing  Price  ("NOCP");  other over-the-counter  securities are valued at the last bid price available prior to valuation  (other than  short-term  investments  that mature in 60 days or less, which are valued as described further below).

Where market quotations are readily available,  portfolio  securities are valued based upon market quotations,  provided those quotations  adequately reflect, in the judgment of the Advisor or a  sub-advisor,  the fair value of the  security.
Where those market quotations are not readily  available,  securities are valued based upon  appraisals  received  from a pricing  service  using a  computerized matrix system or based upon appraisals  derived from information  concerning the security  or  similar  securities  received  from  recognized  dealers  in those securities.  All other  securities  and other assets are valued at fair value as determined  in good faith by or under the  direction of the Board.  It should be recognized  that  judgment  often plays a greater role in valuing  thinly traded securities,  including many lower rated bonds,  than is the case with respect to securities  for  which a  broader  range  of  dealer  quotations  and  last-sale information is available.  The amortized  cost method of valuation  generally is used to value debt  obligations  with 60 days or less remaining  until maturity, unless the Board determines that this does not represent fair value.

The  application  of fair value  pricing  represents a good faith  determination based on  specifically  procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security  at  approximately  the time at which the Fund  determines  its NAV per share.

                                       40

TAXATION

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

DISTRIBUTIONS OF NET INVESTMENT  INCOME.  Each Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of a Fund,  constitutes  the  Fund's  net investment  income from which  income  dividends  may be paid to you.  Each Fund calculates  income  dividends and capital gains  distributions  the same way for each class. The amount of any income  dividends per share will differ,  however, generally due to any  differences in the  distribution  and service (Rule 12b-1)
fees  applicable  to the  classes.  If you are a taxable  investor,  any  income dividends a Fund pays are  taxable to you as ordinary  income,  except  that,  a portion of the income  dividends  designated  by certain Funds will be qualified dividend  income  eligible for taxation by individual  shareholders at long-term capital gain rates.

CAPITAL GAIN  DISTRIBUTIONS.  A Fund may realize capital gains and losses on the sale or other disposition of its portfolio  securities.  Distributions  from net short-term  capital gains are taxable to you as ordinary  income.  Distributions from net long-term  capital gains are taxable to you as long-term capital gains, regardless  of how long you have owned your  shares in a Fund.  Any net  capital gains  realized by a Fund generally are  distributed  once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES.

The next four paragraphs  describe tax  considerations  that are applicable to a
Fund's investments in foreign securities.

EFFECT  OF  FOREIGN  WITHHOLDING  TAXES.  A  Fund  may  be  subject  to  foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's income dividends paid to you.

PASS-THROUGH  OF FOREIGN TAX CREDITS.  If more than 50% of a Fund's total assets at the end of a fiscal  year is  invested  in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the
Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations  for  certain  shareholders).  A Fund  will  provide  you  with  the information  necessary to complete your  personal  income tax return if it makes this election.

You should also be aware that use of foreign dividends,  designated by a Fund as dividends from qualifying  foreign  corporations and subject to reduced rates of taxation  on  qualified  dividend  income,  may reduce the  otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

                                       41

Effect of Foreign Debt  Investments and Hedging on  Distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange  losses realized on the sale of debt  securities  generally are treated as ordinary  losses.  These gains,  when distributed,  are taxable to you as ordinary  income,  and any losses reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax  basis of your  shares in a Fund.  Any  return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES.  A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs").
When  investing  in PFIC  securities,  a Fund  intends to  mark-to-market  these securities  and  recognize  any  gains  at  the  end of its  fiscal  and  excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

INFORMATION  ON THE AMOUNT AND TAX  CHARACTER OF  DISTRIBUTIONS.  Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of their tax status for federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income that may not be equal to the actual amount of each type of income  earned during the period of your  investment in the Fund.  Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

ELECTION TO BE TAXED AS A REGULATED  INVESTMENT  COMPANY.  Each Fund  intends to elect,  and to qualify,  to be treated as a regulated  investment  company under
Subchapter M of the Code. As a regulated  investment  company,  a Fund generally will pay no federal  income tax on the income and gains it  distributes  to you.
The  Board  reserves  the right not to elect or  maintain  regulated  investment company  status for a Fund if the Board  determines  this course of action to be beneficial to shareholders.  In that case, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

EXCISE TAX  DISTRIBUTION  REQUIREMENTS.  To avoid federal excise taxes, the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;

     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and

                                       42

     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

Each Fund intends to declare and pay these  distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

REDEMPTIONS.  Redemptions,  including redemptions in-kind, and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange  them for shares of a different  Fund, the  Internal  Revenue  Service  requires you to report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or  short-term, generally depending on how long you have owned your shares.

REDEMPTIONS  AT A LOSS WITHIN SIX MONTHS OF PURCHASE.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

WASH SALES.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES.  The  income  earned on  certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum  investment or reporting  requirements  that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or Fannie Mae securities),  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS.  For individual  shareholders,  it is anticipated that a portion of the income dividends paid by certain Funds will be qualified dividend income eligible for taxation at long-term capital gain rates.
This reduced rate of taxation  generally is available  for  dividends  paid by a
Fund out of income earned on its investment in:

     o    domestic corporations, and

     o    qualified foreign corporations, including:

          -    corporations incorporated in a possession of the U.S.,

          -    corporations  eligible  for income tax treaty  benefits  with the
               U.S. under treaties  determined by the Treasury  Department to be qualified, and

          -    corporations  whose  stock is  traded  on a  domestic  securities exchange.

                                       43

Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from  interest  earned by the Fund on debt  securities  generally  will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal  year,  a Fund will  designate  the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, it is anticipated  that a portion of the dividends  paid by certain Funds will qualify
for  the   dividends-received   deduction,   provided   certain  holding  period
requirements  are met. You may be allowed to deduct these  qualified  dividends, thereby  reducing  the tax that you would  otherwise  be  required  to pay.  The dividends-received  deduction  is  available  only  with  respect  to  dividends designated  by a Fund as qualifying  for this  treatment.  Qualifying  dividends generally  are limited to  dividends  of domestic  corporations.  All  dividends
(including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX  SECURITIES.  A Fund may invest in complex securities that could require it to adjust the amount,  timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing and/or tax character of income  distributed  to you. For example:

DERIVATIVES.  If a Fund is  permitted  to invest in  certain  options,  futures, forwards or foreign currency  contracts,  it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.

                                       44

Under these rules,  gains or losses on the contracts  generally would be treated as 60%  long-term  and 40%  short-term  gains or losses,  but gains or losses on certain  foreign  currency  contracts  would be  treated as  ordinary  income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

CONSTRUCTIVE SALES. A Fund's entry into a short sale transaction or an option or other contract could be treated as the  "constructive  sale" of an  "appreciated financial position," causing it to realize gain, but not loss, on the position.

TAX STRADDLES.  A Fund's investment in options,  futures,  forwards,  or foreign currency  contracts  (or  in  substantially  similar  or  related  property)  in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

SECURITIES  PURCHASED AT  DISCOUNT.  A Fund may invest in  securities  issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind bonds, that could require it to accrue and  distribute  income not yet received.  If it invests in these  securities,  the Fund could be required to sell  securities in its  portfolio  that it  otherwise  might  have  continued  to hold in  order to generate sufficient cash to make these distributions.

SHORT SALES AND  SECURITIES  LENDING  TRANSACTIONS.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

NON-U.S. SHAREHOLDERS.  Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The United States imposes a flat 30%  withholding  tax (or lower treaty rate) on
U.S.  source  dividends.  Capital gain  dividends  paid by a Fund from long-term capital gains are generally exempt from withholding.  The American Jobs Creation
Act of 2004 also exempts from withholding dividends paid by a Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-U.S.  shareholder.  Thus, capital gain dividends paid by a Fund from either  long-term or  short-term  capital  gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S.
withholding  tax unless the gain is effectively  connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United  States  for a period or periods  aggregating  183 days or more during the taxable year.

                                       45

Similarly,  interest-related  dividends paid by a Fund from  qualified  interest income are not subject to U.S.  withholding  tax.  "Qualified  interest  income"
includes,  in  general,  (1) bank  deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the
Fund  is a  10-percent  shareholder  or is  contingent  interest,  and  (4)  any interest-related dividend from another registered investment company.

The  exemption  from  withholding  for  short-term  capital gain  dividends  and interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable  years of the Fund  beginning  after  December  31,  2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also  provides a partial  exemption  from
U.S estate tax for stock in a Fund held by the estate of a nonresident decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter  immediately  preceding the decedent's  death that are debt obligations,  deposits,  or other property that would generally be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008.

Special U.S. tax certification requirements apply to non-U.S.  Shareholders both to avoid  U.S.  back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the  shareholder's  country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other Form W-8 if applicable) to establish  that you are not a U.S.  person,  to claim that you are the  beneficial  owner of the income and, if  applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period  beginning  on the date  signed and ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of an investment in a Fund.

CALCULATION OF PERFORMANCE DATA

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Funds' past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing  the result on a  semi-annual  compounded  basis.  The Funds'  total return may be  calculated  on an  annualized  and  aggregate  basis for  various periods  (which  periods will be stated in the  advertisement).  Average  annual return reflects the average percentage change per year in value of an investment in the Fund.  Aggregate total return reflects the total  percentage  change over the stated period.

                                       46

To help  investors  better  evaluate how an  investment  in a Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various financial publications.

The  principal  value of an  investment  in a Fund  will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost.  Any fees charged by banks or other  institutional  investors  directly to their customer  accounts in connection with investments in shares of a Fund will not be included in the Fund's calculations of yield or total return.

Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

FINANCIAL  STATEMENTS AND REPORTS OF INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING
FIRM

Because the Funds are new,  financial  statements  are not yet available for the
Funds.

                                       47

                                                                      APPENDIX A

                             CORPORATE DEBT RATINGS

Moody's Investors Service, Inc. describes  classifications of corporate bonds as follows:

Aaa.  Bonds that are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high  quality by all  standards.
Together with the Aaa group,  they  comprise  what are  generally  known as high grade.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable  investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B.  Bonds  that are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

CAA.  Bonds  that are  rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  that are rated C are the  lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

                                      A-1

Note:  Moody's  also  supplies  numerical  indicators  1,  2,  and  3 to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial or economic  conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically  applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus  (+) or  minus  (-):  The  ratings  from AA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

                                      A-2

                                                                      APPENDIX B

                              PROXY VOTING POLICIES

Below are the proxy voting  policies (or  summaries  thereof) of the Advisor and the sub-advisors:

                  [__________________________________________]

                                      B-1

                                                                     APPENDIX C

                          ADDITIONAL INFORMATION ABOUT

                          THE FUNDS' PORTFOLIO MANAGERS

COMPENSATION OF PORTFOLIO MANAGERS

Set forth below are  descriptions of the compensation  arrangements  utilized by each of the Funds'  sub-advisors  to compensate  the  portfolio  managers of the
Funds. Under the Trust's manager of managers structure,  each Fund pays a fee to the  Advisor  for  investment  advisory  services  and  the  Advisor,  in  turn, compensates  that Fund's  sub-advisor(s).  Each  sub-advisor is responsible  for compensating its employees.  Each portfolio manager's compensation  arrangements are  established by the  sub-advisor by whom the portfolio  manager is employed.
Neither the Trust nor the Advisor has any  discretion  or authority to determine the amount or the structure of the  individual  portfolio  managers'  respective compensation arrangements.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The portfolio managers of the Funds may provide portfolio management services to various other entities,  including other registered investment companies, pooled investment  vehicles  that are not  registered  investment  companies  and other investment accounts managed for organizations or individuals. Actual or apparent conflicts  of  interest  may  arise  when a  portfolio  manager  has  day-to-day management  responsibilities with respect to more than one investment company or other account.  Specifically,  portfolio managers who manage multiple investment companies  and/or other accounts are presented  with the potential  conflicts of interest that may include, among other things:

     (i)  an  inequitable  distribution  of the  portfolio  manager's  time  and attention,

     (ii) the unequal  distribution or allocation  between accounts of a limited investment opportunity,

     (iii)incentives,  such as performance-based  advisory fees that relate only to certain accounts; and

     (iv) [_________]

[Descriptions  of how  each  sub-advisor  seeks to  manage  or  eliminate  these conflicts to be provided.]

Set forth  below is  information  regarding  the other  accounts  for which each portfolio  manager has day-to-day  portfolio  management  responsibilities.  The accounts  are  classified  into  three  categories:  (i)  registered  investment companies,  (ii) other pooled investment vehicles,  and (iii) other accounts. To the  extent  that any of these  accounts  pay  advisory  fees  that are based on investment  performance  ("performance  fees"), the information  regarding those accounts is presented separately.

                                      C-1

MGI US LARGE CAP GROWTH EQUITY FUND

Enhanced Investment Technologies, Inc. ("Intech")
--------------------------------------

Dr. Robert  Feinholz is responsible  for the  day-to-day  management of Intech's allocated  portion of the Fund. The compensation  that Dr. Feinholz receives for serving  as a  portfolio  manager  of the Fund is based  on  [Description  To Be
Provided]

In  addition  to  the  Fund,  Dr.  Feinholz  manages:  [____]  other  registered investment  companies,  with $[____] in total assets  under  management;  [____]
pooled  investment  vehicles  other than  registered  investment  companies with
$[____] in total assets under management; and [____] other accounts with $[____]
in  total  assets  under  management.  [Indicate  which  accounts,  if any,  pay performance fees]

Sands Capital Management ("Sands Capital")
------------------------

Mr. Frank Sands is responsible for the day-to-day  management of Sands Capital's allocated  portion of the Fund.  The  compensation  that Mr. Sands  receives for serving  as a  portfolio  manager  of the Fund is based  on  [Description  To Be
Provided]

In addition to the Fund, Mr. Sands manages:  [____] other registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

MGI US LARGE CAP VALUE EQUITY FUND

Lord, Abbett & Co. LLC ("Lord Abbett")
----------------------

Mr. Eli Salzmann is responsible  for the day-to-day  management of Lord Abbett's allocated  portion of the Fund. The compensation  that Mr. Salzmann receives for serving  as a  portfolio  manager  of the Fund is based  on  [Description  To Be
Provided]

In addition to the Fund, Mr. Salzmann manages [____] other registered investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

Pzena Investment Management ("Pzena")
---------------------------

Messrs.  Pzena, Goetz and Krishna are responsible for the day-to-day  management of Pzena's  allocated  portion of the Fund. The compensation that each portfolio manager  receives  for  serving as a  portfolio  manager of the Fund is based on
[Description To Be Provided]

In addition to the Fund,  Mr. Pzena manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than

                                      C-2

registered  investment  companies with $[____] in total assets under management;
and [____]  other  accounts  with  $[____]  in total  assets  under  management.
[Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Goetz manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Krishna manages [____] other registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

MGI US SMALL/MID CAP GROWTH EQUITY FUND

Westfield Capital Management, LLC ("Westfield")
---------------------------------

Mr. William Muggia is responsible  for the day-to-day  management of Westfield's allocated  portion of the Fund. The  compensation  that Mr. Muggia  receives for serving  as a  portfolio  manager  of the Fund is based  on  [Description  To Be
Provided]

In addition to the Fund, Mr. Muggia manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

Mazama Capital Management ("Mazama")
-------------------------

Messrs.  Ronald A. Sauer and  Stephen C. Brink,  and Mrs.  Gretchen M. Novak are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund. The  compensation  that each portfolio  manager  receives for serving as a portfolio manager of the Fund is based on [Description To Be Provided]

In addition to the Fund,  Mr. Sauer manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Brink manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

                                      C-3

In addition to the Fund, Mrs. Novak manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

MGI US SMALL/MID CAP VALUE EQUITY FUND

J.L. Kaplan Associates ("Kaplan")
-----------------------

Messrs.  James L.  Kaplan  and  Paul  Weisman,  and Ms.  Regina  Wiedenski,  are
responsible for the day-to-day  management of Kaplan's  allocated portion of the
Fund. The compensation that each of Messrs. Kaplan and Weisman and Ms. Wiedenski receive for serving as a portfolio  manager of the Fund is based on [Description
To Be Provided]

In addition to the Fund, Mr. Kaplan manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Weisman manages [____] other registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In  addition  to  the  Fund,  Ms.  Wiedenski  manages  [____]  other  registered investment  companies  with  $[____] in total assets  under  management;  [____]
pooled  investment  vehicles  other than  registered  investment  companies with
$[____] in total assets under management; and [____] other accounts with $[____]
in  total  assets  under  management.  [Indicate  which  accounts,  if any,  pay performance fees]

Wells Capital Management ("WCM")
------------------------

Messrs.  Dale  Benson  and  Mark  Cooper  are  responsible  for  the  day-to-day management of WCM's allocated portion of the Fund. The compensation that Messrs.
Benson and Cooper each receive for serving as a portfolio manager of the Fund is based on [Description To Be Provided]

In addition to the Fund, Mr. Benson manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Cooper manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than

                                      C-4

registered  investment  companies with $[____] in total assets under management;
and [____]  other  accounts  with  $[____]  in total  assets  under  management.
[Indicate which accounts, if any, pay performance fees]

MGI NON-US CORE EQUITY FUND

Grantham, Mayo, Van Otterloo & Company, LLC ("GMO")
-------------------------------------------

Messrs.  Tom  Hancock  and  Richard  Suvak are  responsible  for the  day-to-day management of GMO's allocated portion of the Fund. The compensation that Messrs.
Hancock and Suvak each receive for serving as a portfolio manager of the Fund is based on [Description To Be Provided]

In addition to the Fund, Mr. Hancock manages [____] other registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Suvak manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

MGI CORE OPPORTUNISTIC FIXED INCOME FUND

BlackRock Financial Management, Inc. ("BlackRock")
------------------------------------

Messrs.  Keith  Anderson  and Scott  Amero are  responsible  for the  day-to-day management of BlackRock's  allocated  portion of the Fund. The compensation that
Messrs.  Anderson and Amero each  receive for serving as a portfolio  manager of the Fund is based on [Description To Be Provided]

In addition to the Fund, Mr. Anderson manages [____] other registered investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Amero manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

Western Asset Management Company ("WAMCo")
--------------------------------

                                      C-5

Mr.  Kenneth  Leech is  responsible  for the  day-to-day  management  of WAMCo's allocated  portion of the Fund.  The  compensation  that Mr. Leech  receives for serving  as a  portfolio  manager  of the Fund is based  on  [Description  To Be
Provided]

In addition to the Fund,  Mr. Leech manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

MGI US SHORT MATURITY FIXED INCOME FUND

Deutsche Asset Management ("Deutsche")
-------------------------

Messrs.  Gary  Bartlett,  Warren A. Davis,  Thomas J. Flaherty,  J.  Christopher
Gagnier,  William  T.  Lissenden,  David R.  Taylor,  and  Timothy  C.  Vile are
responsible for the day-to-day management of Deutsche's allocated portion of the
Fund. The  compensation  that each portfolio  manager  receives for serving as a portfolio manager of the Fund is based on [Description To Be Provided]

In addition to the Fund, Mr. Bartlett manages [____] other registered investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Davis manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Flaherty manages [____] other registered investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Gagnier manages [____] other registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In  addition  to  the  Fund,  Mr.  Lissenden  manages  [____]  other  registered investment  companies  with  $[____] in total assets  under  management;  [____]
pooled  investment  vehicles  other than  registered  investment  companies with
$[____] in total assets under management; and [____]

                                      C-6

other accounts with $[____] in total assets under  management.  [Indicate  which accounts, if any, pay performance fees]

In addition to the Fund, Mr. Taylor manages [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

In addition to the Fund,  Mr. Vile manages  [____] other  registered  investment
companies  with  $[____]  in  total  assets  under  management;   [____]  pooled
investment vehicles other than registered  investment  companies with $[____] in total assets under  management;  and [____] other accounts with $[____] in total assets under management. [Indicate which accounts, if any, pay performance fees]

                                      C-7

                                    MGI FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Articles of Incorporation.

     (1)  Registrant's Agreement and Declaration of Trust, effective as of March
          11, 2005, is electronically filed herewith as Exhibit No. EX-99.a.1.

     (2)  Registrant's Certificate of Trust, as filed with the State of Delaware on March 11, 2005,  is  electronically  filed  herewith as Exhibit No.
          EX-99.a.2.

(b)  By-Laws.

     (1)  Registrant's   By-laws,   effective   as  of  March  11,   2005,   are
          electronically filed herewith as Exhibit No. EX-99.b.1.

(c)  Instruments Defining Rights of Security Holders.

     See Article III, "Shares," and Article V, "Shareholders'  Voting Powers and
     Meetings,"  of  the  Registrant's   Agreement  and  Declaration  of  Trust,
     electronically filed herewith as Exhibit No. EX-99.a.1.

     See also, Article II, "Meetings of Shareholders," and Article VII, "General
     Matters," of the  Registrant's  By-laws,  electronically  filed herewith as
     Exhibit No. EX-99.b.1.

(d)  Investment Advisory Contracts.

     (1)  Investment  Advisory  Agreement  between the  Registrant  and
          Mercer Global Investments,  Inc., to be filed by amendment.

     (2)  Sub-Advisory  Agreements to be filed by amendment.

(e)  Underwriting Contracts.

     To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)  Custodian Agreements.

     To be filed by amendment.

(h)  Other Material Contracts.

     (1)  Form of Administration Agreement to be filed by amendment.

     (2)  Form of Transfer Agency Agreement to be filed by amendment.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant, to be filed by amendment.

(j)  Other Opinions.

     (1)  Consent  of  Independent  Registered  Public  Accounting  Firm for the
          Registrant, to be filed by amendment.

     (2)  Powers of Attorney.

          (a)  Power of Attorney  appointing David M. Goldenberg,  Bruce G. Leto and Mark A.  Sheehan  as  attorneys-in-fact  and  agents to Barry
               McInerney,  David M. Goldenberg and Richard Joseph to be filed by amendment.

(k)  Omitted Financial Statements.

     Not Applicable.

(l)  Initial Capital Agreements.

     (1)  Letter of  Understanding  Relating  to Initial  Capital to be filed by amendment.

(m)  Rule 12b-1 Plan.

     To be filed by amendment.

(n)  Rule 18f-3 Plan.

     To be filed by amendment.

(p)  Codes of Ethics.

     (1)  Codes of Ethics of Registrant,  adviser, each subadviser and principal underwriter to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust,  DSTA,  Section  3817,  permits a statutory  trust to indemnify  and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the  Registrant's  Agreement and  Declaration  of
Trust effective March 11, 2005, as filed herewith;

     (b) Investment  Advisory Agreement between the Registrant and Mercer Global
Investments,  Inc., as provided for in Section __ of the Agreement,  to be filed by amendment;

     (c)  Principal  Underwriting  Contract  between the  Registrant  and Mercer
Securities,  as  provided  for in  Section __ of the  Agreement,  to be filed by amendment;

     (d) Custodian Agreement, as provided for in Section __ of the Agreement, to be filed by amendment;

     (e)  Administration  Agreement,  as  provided  for  in  Section  __ of  the
Agreement, to be filed by amendment; and

     (f)  Transfer  Agency  Agreement,  as  provided  for in  Section  __ of the
Agreement, to be filed by amendment;

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     Mercer Global  Investments,  Inc., a Delaware  corporation,  is a federally registered investment adviser and indirect,  wholly-owned  subsidiary of Marsh &
McLennan Companies,  Inc. Mercer Global Investments,  Inc., is primarily engaged in providing investment  management services.  Additional  information regarding
Mercer  Global  Investments,  Inc.,  and  information  as to  the  officers  and directors of Mercer  Global  Investments,  Inc., is included in its Form ADV, as filed with the U.S.  Securities and Exchange  Commission  ("SEC")  (registration number 801-63730) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

[Item 27 to be completed by amendment]

(a)  Mercer  Securities  will serve as principal  underwriter  for the following other investment companies:

     [List of Companies]

(b)  Herewith is the information required by the following table with respect to each  director,  officer or partner of the  underwriter  named in answer to
     Item 20 of Part B:

                            Positions and Offices     Positions and Offices
Name and Business Address      with Underwriter        with the Registrant

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The  accounts,  books and other  documents  required  to be  maintained  by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules promulgated  thereunder,  are maintained in the physical  possession of [List of
Locations of Accounts and Records to be completed by amendment]

ITEM 29. MANAGEMENT SERVICES

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on
the 21st day of March, 2005.

                                         MGI FUNDS

                                         By: /s/David M. Goldenberg
                                              David M. Goldenberg
                                              Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature               Title                            Date

/s/Barry McInerney            Trustee, President and          March 21, 2005
Barry McInerney               Chief Executive Officer

/s/David M. Goldenberg        Trustee, Vice President         March 21, 2005
David M. Goldenberg           and Secretary

/s/Richard Joseph             Trustee, Treasurer and          March 21, 2005
Richard Joseph                Chief Financial Officer

                                 EXHIBITS INDEX

EXHIBITS                                            EXHIBIT NO.
Agreement and Declaration of Trust,
effective March 11, 2005                            EX-99.a.1

Certificate of Trust, as filed with the
State of Delaware on March 11, 2005                 EX-99.a.2

By-Laws, effective March 11, 2005                   EX-99.b.1